Registration Nos. 333-35681
                                                                       811-08357
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------


                         Post-Effective Amendment No. 2


                                     to the

                             REGISTRATION STATEMENT
                                       on
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT M
                              (Exact Name of Trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)


                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)


                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003
                     (Name and address of agent for service)

                                    Copy to:
                              KIMBERLY SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------
     It is proposed that this filing will become effective (check appropriate box):


          |_| immediately upon filing pursuant to paragraph (b), or |X| on May 1, 1999 pursuant to paragraph (b)
          |_| 60 days after filing pursuant to paragraph (a)(i), or |_| on (date) pursuant to paragraph (a)(i) of Rule 485

     If appropriate, check the following box:

          |_| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                  ------------

      The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 1999


                                  ------------

================================================================================

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


N-8B-2 Item                         Heading in Prospectus
-----------                         ---------------------
1,2,3,51(a).....................    Cover Page; Summary
4...............................    Distribution of the policy and other
                                    contractual arrangements
5...............................    Summary
6(a)............................    The vaiable investment options
6(b)............................    The vaiable investment options
7...............................    Not Applicable
8...............................    Financial Statements of the Guardian
                                    Separate Account K
9...............................    Legal proceedings
10(a),(b).......................    Partial withdrawals; your right to Cancel
                                    your policy; Surrendering your policy
10(d)...........................    Fixed-benefit insurance during the
                                    first 24 months; Transfers between the
                                    investment options; Dollar cost averaging
                                    transfer option; Decreasing the face amount
10(e)...........................    Premiums (Default; Grace Period;
                                    Reinstating your policy)
10(f)...........................    Voting rights
10(g),(h).......................    Rights Reserved by GIAC
10(i),44(a),51(g)...............    Premiums; Benefits and policy values; Policy
                                    proceeds
11..............................    The variable investment options
12..............................    The variable investment options
13(a),(b),(c),51(g).............    Premiums, deductions and charges
13(d),(g).......................    Not Applicable
13(e),(f).......................    Deductions and charges; Distribution of the
                                    policy and other contractual arrangements
14..............................    Issuing the policy
15..............................    Premiums (How your premiums are allocated;
                                    Crediting payments)
16..............................    Premiums (How your premiums are allocated;
                                    Transfers between the investment options);
                                    Dollar cost averaging transfer option;
                                    Policy loans
17..............................    Surrendering your policy; Partial
                                    withdrawals; Your right to cancel your
                                    policy; Policy proceeds
18..............................    The variable investment options
19..............................    Communications from GIAC
20..............................    Not Applicable
21(a),(b).......................    Policy Loans; Premiums (Automatic Premium
                                    Loan); Policy proceeds
21(c),22,23.....................    Not Applicable
24..............................    Payment options; Limits to GIAC's Right to
                                    Challenge a Policy; Other information
25,27,29,48.....................    Summary
26..............................    Not Applicable
28..............................    GIAC's Management
30,31,32,33,34,35,36,37.........    Not Applicable
38,39,41(a).....................    Distribution of the policy and other
                                    contractual arrangements
40..............................    The variable investment options (The Funds'
                                    Investment Advisers)
41(b),(c),42,43.................    Not Applicable
44(a)...........................    Premiums; Benefits and policy values
44(b)...........................    Exhibits
44(c)...........................    Premiums
45..............................    Not Applicable
46(a),47........................    Benefits and policy values (Amounts in the
                                    Separate Account; Net investment factor);
                                    Policy Proceeds
46(b)...........................    Not Applicable
49,50...........................    Not Applicable
51(b)...........................    Cover Page
51(c),(d).......................    Death benefit options; Deductions and
                                    charges; Cost of insurance charge;
                                    Deductions from the Separate Account
51(e),(f).......................    The Policyowner; The Beneficiary
51(h),(i),(j)...................    Not Applicable
52(a),(c).......................    Rights Reserved by GIAC
52(b),(d).......................    Not Applicable
53(a)...........................    GIAC's Taxes
53(b),54,55,56,57,58............    Not Applicable
59..............................    Financial Statements of the Guardian
                                    Separate Account M

                       This page intentionally left blank

May 1, 1999

PARK AVENUE VUL PROSPECTUS

PARK AVENUE VUL is a variable universal life insurance policy providing lifetime insurance protection, with a guaranteed minimum death benefit until the policy anniversary nearest the insured's 100th birthday that at least equals the policy's face amount. It also offers flexibility in the timing and amount of the premiums you pay, how your premiums are invested, and the amount of coverage you have, but you bear the risk of investment losses for any premiums or cash values allocated to the variable investment options.

A prospective purchaser should evaluate the need for life insurance and the policy's long term investment potential before buying a policy. In addition, it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue VUL policy. Variable life insurance is not a short-term investment. The policy is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life) through its Separate Account M (Separate Account). Our offices are located at 7 Hanover Square, Mail Station 215-B, New York, New York 10004.

This prospectus sets forth information that you should know about the policy before investing, and you should retain it for future reference. It must be accompanied by the current prospectuses for:

The Guardian Stock Fund, Inc.
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.
GIAC Funds, Inc.
   The Guardian Small Cap Stock Fund
   Baillie Gifford International Fund
   Baillie Gifford Emerging Markets Fund
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
Gabelli Capital Series Fund, Inc.
   Gabelli Capital Asset Fund
MFS(R) Variable Insurance Trust(SM)
   MFS Emerging Growth Series
   MFS Total Return Series
   MFS Growth With Income Series
   MFS Bond Series
American Century Variable Portfolios, Inc.
   American Century VP Value Fund
   American Century VP International Fund
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Value Fund
Fidelity Variable Insurance Products Fund
   (Fidelity VIP)
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP High Income Portfolio
Fidelity Variable Insurance Products Fund II
   Fidelity VIP II Index 500 Portfolio
Fidelity Variable Insurance Products Fund III
   Fidelity VIP III Growth Opportunities Portfolio

These funds correspond to the policy's variable investment options. You can also allocate premiums to a fixed-rate option. Special limits apply to transfers out of the fixed-rate option.
--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      CONTENTS
--------------------------------------------------------------------------------

            Summary .........................................................  1

            About the Park Avenue VUL Policy ................................ 13
            -  Issuing the policy ........................................... 13
            -  The Policyowner .............................................. 14
            -  The Beneficiary .............................................. 14

            Benefits and policy values ...................................... 15
            -  No Lapse Guarantee ........................................... 15
            -  Death benefit options ........................................ 15
            -  Changing your death benefit option ........................... 19
            -  Paying the death benefit ..................................... 19
            -  Policy values ................................................ 19

            Premiums, deductions and charges ................................ 22
            -  Premiums ..................................................... 22
            -  Deductions and charges ....................................... 26

            Your allocation options ......................................... 38
            -  The variable investment options .............................. 38
            -  The fixed-rate option ........................................ 46

            Special features of your policy ................................. 47
            -  Policy loans ................................................. 47
            -  Decreasing the face amount ................................... 49
            -  Increasing the face amount ................................... 50
            -  Partial withdrawals .......................................... 52
            -  Surrendering your policy ..................................... 54
            -  Transfers between the investment options ..................... 55
            -  Transfers from the fixed-rate option ......................... 55
            -  Dollar cost averaging transfer option ........................ 56
            -  Policy proceeds .............................................. 57
            -  Fixed-benefit insurance during the first 24 months ........... 58
            -  Payment options .............................................. 59

            Tax considerations .............................................. 61
            -  Tax status of the policy ..................................... 61
            -  Treatment of policy proceeds ................................. 62
            -  Exchanges .................................................... 63
            -  Policy changes ............................................... 63
            -  Estate and generation skipping transfer taxes ................ 64
            -  Possible tax law changes ..................................... 65
            -  GIAC's taxes ................................................. 65
            -  Income tax withholding ....................................... 65

            Rights and responsibilities ..................................... 66
            -  Assigning the rights to your policy .......................... 66
            -  Voting rights ................................................ 66
            -  Limits to GIAC's right to challenge a policy ................. 67
            -  Rights reserved by GIAC ...................................... 68
            -  Your right to cancel your policy ............................. 69

            Other Information ............................................... 70
            -  Distribution of the policy and other contractual
               arrangements ................................................. 70
            -  Communications we'll send you ................................ 71
            -  Special provisions for group or sponsored arrangements ....... 71
            -  Legal considerations for employers ........................... 72
            -  Advertising practices ........................................ 73
            -  Legal proceedings ............................................ 73
            -  Legal matters ................................................ 73
            -  Registration statement ....................................... 74
            -  Financial and actuarial experts .............................. 74
            -  Year 2000 compliance ......................................... 75
            -  GIAC's management ............................................ 76

            Special terms used in this prospectus ........................... 78

            Financial Statements
            of The Guardian Separate Account M .............................. 80
            -  Statutory Basis Financial Statements of
               The Guardian Insurance & Annuity Company, Inc. ............... 92

            Appendices A to D ...............................................108

--------------------------------------------------------------------------------
The Park Avenue VUL policy may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SUMMARY
--------------------------------------------------------------------------------

THIS SUMMARY outlines the principal features of your Park Avenue VUL variable universal life insurance policy. It is qualified by the detailed explanation which follows and the terms of your VUL policy. We deliver this prospectus with a copy of the prospectuses for each of the mutual funds corresponding to the variable investment options in which you may invest your Park Avenue VUL premiums.

      Please read this prospectus and the fund prospectuses carefully before investing.
--------------------------------------------------------------------------------

      Terms we've used
--------------------------------------------------------------------------------
      In this document, we, us, and our refer to The Guardian Insurance & Annuity Company, Inc., and you and your refer to the policyowner. You can find definitions of special terms used in this prospectus at the end of this document. We've used italic script to highlight these terms the first time they appear in the text.

WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide two important benefits:

o     a death benefit that is not taxable to your beneficiary

o     a cash value that can grow, with taxes on the growth being deferred.

You allocate your net premium payments (the amount that remains after we deduct premium charges from the premiums you pay) and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That's why it's called variable life insurance. Under a variable universal life insurance policy, you are also able to change:

o     the death benefit option

o     your policy's face amount, and

o     the frequency and amounts of payments.

If the investment options that you choose perform well, the cash value of your policy will increase, and the death benefit may also increase. As a variable life insurance policy owner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your policy has no guaranteed cash value.

WHO CAN BUY A PARK AVENUE VUL POLICY?

You can buy a VUL policy if:

o     you live in a state or jurisdiction where we offer the policy, and

o the person being insured is under age 80 and meets our insurance requirements.


                                                          ----------------------
                                                          P R O S P E C T U S  1
                                                          ----------------------

If you already own a fixed-benefit insurance policy from us or our parent company, Guardian Life, you may be able to buy a Park Avenue VUL policy without meeting our insurance requirements by exchanging your present policy. You may also convert it to a Park Avenue VUL policy if your fixed-benefit policy includes the appropriate riders. In this case you may have to meet minimal insurance requirements.

Consult your legal or tax adviser about the consequences of exchanging your existing policy for a Park Avenue VUL policy. See the sections in this prospectus called Deductions and charges, Tax considerations, and Special provisions for group or sponsored arrangements.

      Benefits
--------------------------------------------------------------------------------
      There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit.

WHAT ARE THE BENEFITS UNDER YOUR POLICY?

There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit. The rider benefits you choose will determine the additional amount, if any, that's paid to the beneficiary.

Death benefits

You have a choice of two death benefit options with this policy:

o under Option 1, the death benefit is a fixed amount, your policy's face amount, set when you purchase your policy.

o under Option 2, the death benefit is a variable amount, based on your policy's face amount and the value of the investments held in your policy, your policy account value. These values can change depending on the performance of the investments held in your policy.

You may choose either of these options until the policy anniversary (the anniversary each year of the date your policy was issued) closest to the insured's 100th birthday. On or after this date, the death benefit will be the policy account value.

You can change your policy's death benefit option at any time after your policy has been in force for one year, and as long as the insured is still living. If you are changing from Option 1 to Option 2, you will need to prove that the insured meets our insurance requirements. For more information see Death benefit options.


----------------------
2  P R O S P E C T U S
----------------------

Rider benefits

Riders are a way to add to the coverage offered by your policy. The following riders are offered under this policy. They are subject to GIAC's insurance and policy issuing requirements, and all may not be available in all states:

o     level target death benefit term rider

o     accidental death benefit rider

o     guaranteed insurability option rider

o     guaranteed coverage rider

o     waiver of monthly deductions rider

o     disability benefit rider.

Depending on your individual circumstances, it may or may not be to your advantage to add coverage to your policy through a rider. Some of these circumstances include the premium you want to pay, the amount of coverage and how long you want this additional coverage for, and the age, sex and risk classification of the insured. Your GIAC representative can help you decide whether adding rider benefits to your policy would be in your interest.

Premiums for any rider benefits you buy will be included in your monthly deductions, which are withdrawn from your policy account value each month. They are not allocated to the variable investment or fixed-rate options, and have no cash value.

HOW MUCH DO WE PAY OUT IF THE INSURED DIES?

The amount we pay when the insured dies is:

o the proceeds of the death benefit option in place at the time of the insured's death, minus

o any outstanding policy loans, plus accrued interest, and any monthly deductions that are due, plus

o     the extra insurance provided by any riders included in your policy.

We pay these benefits in a lump sum, or under one of the options described in Payment options.


                                                          ----------------------
                                                          P R O S P E C T U S  3
                                                          ----------------------

      Paying premiums
--------------------------------------------------------------------------------
      After you have paid the initial premium, you may pay premiums on your policy at any time and in any amount during the lifetime of the insured.

HOW MUCH DO YOU HAVE TO PAY IN PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Park Avenue VUL, which together form your policy premium. They are:

o the initial premium, which you pay to begin your policy is at least one-quarter of your minimum annual premium,

o the minimum annual premium, which is set out in your policy and is used to calculate the amount of premium that must be paid as of the most recent monthly date to satisfy the No Lapse Guarantee Premium Test during the first three years of your policy,

o your planned premium, which is the monthly premium that you choose when you apply for a policy. You do not have to pay your planned premium each month,

o your target premium, which is based on the insured's age, sex (unless gender-neutral rates are required by law) and underwriting class, is used to determine premium charges and agent commissions. You have a separate target premium for your policy and for each policy segment that you add to your policy in order to increase its face amount,

o rider premiums for any additional coverage you have added to your policy through a rider (other than the guaranteed coverage rider).

After you have paid the initial premium, you may pay premiums on your policy at any time and in any amount during the lifetime of the insured. However, if the cash value of your policy is not able to cover the monthly deductions from your policy, your policy may lapse, unless the No Lapse Guarantee is in effect and you have satisfied its requirements. We will warn you if your policy is in danger of lapsing.


----------------------
4  P R O S P E C T U S
----------------------

      Allocation options
--------------------------------------------------------------------------------
      You choose where your net premiums are invested. There are a number of variable investment options and a fixed-rate option. Your premiums may be allocated to a maximum of seven allocation options at one time.

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your net premiums are invested. There are a number of variable investment options and a fixed-rate option. Your premiums may be allocated to a maximum of seven allocation options at one time.

Each variable investment option invests in a series of a mutual fund. The value of these options, and your policy account value in them, will vary depending on the performance of the mutual funds corresponding to the options you choose. There is no minimum guaranteed policy account value for amounts allocated to the variable investment options.

The mutual funds that are currently available through the variable investment options are:

The Guardian Stock
Fund, Inc.

The Guardian Bond
Fund, Inc.

The Guardian Cash
Fund, Inc.

GIAC Funds, Inc.

   The Guardian Small Cap
   Stock Fund

   Baillie Gifford
   International Fund

   Baillie Gifford Emerging
   Markets Fund

Value Line Centurion
Fund, Inc.

Value Line Strategic Asset
Management Trust

Gabelli Capital Series
Fund, Inc.

   Gabelli Capital Asset Fund

MFS(R) Variable Insurance Trust(SM)

   MFS Emerging Growth Series

   MFS Total Return Series

   MFS Growth With
   Income Series

   MFS Bond Series

American Century Variable
   Portfolios, Inc.

   American Century VP
   Value Fund

   American Century VP
   International Fund

AIM Variable Insurance
Funds, Inc.

   AIM V.I. Capital

   Appreciation Fund

   AIM V.I. Value Fund

Fidelity Variable Insurance
Products Fund
   (Fidelity VIP)

   Fidelity VIP Equity-Income
   Portfolio

   Fidelity VIP High Income
   Portfolio

Fidelity Variable Insurance
Products Fund II

   Fidelity VIP II Index 500
   Portfolio

Fidelity Variable Insurance
Products Fund III

   Fidelity VIP III Growth
   Opportunities Portfolio


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  5
                                                          ----------------------

You will find the investment objectives, policies, risks, fees and expenses for each of these funds listed in the accompanying prospectus for that fund. You should read the corresponding fund prospectus carefully before investing in any variable investment option. For a summary of this information see The variable investment options.

The fixed-rate option earns a set rate of interest. The interest rate is guaranteed from the time you allocate net premiums or transfer policy values to the fixed-rate option until your next policy anniversary, when the rate is set for the next year. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 4%. GIAC sets the rate of interest for the fixed-rate option and guarantees your principal and interest under this option.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?

Provided the money in your policy is not being held as collateral against a loan, you can transfer it among the variable investment options, and into the fixed-rate option, at any time. You may choose up to seven allocation options at any time. We limit transfers out of the fixed-rate option. See The fixed-rate option.

      Withdrawing money
--------------------------------------------------------------------------------
      After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. You may also borrow up to 90% of your policy's cash surrender value. You may at any time surrender your policy for the net cash surrender value.

DO YOU HAVE ACCESS TO THE MONEY YOU'VE INVESTED IN YOUR POLICY?

After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. The net cash surrender value is your policy account value minus any surrender charges and policy debt.

You may also borrow up to 90% of your policy's cash surrender value. The cash surrender value is the policy account value minus any surrender charges. We will charge you an annual interest rate of 8%, calculated daily, on all outstanding loans that you have taken against your policy. This rate will decrease to 5% after your policy's 20th anniversary, or after the insured reaches attained age 65.

You may at any time surrender your policy for the net cash surrender value. After you surrender your policy, you no longer have insurance coverage and your policy cannot be reinstated.


----------------------
6  P R O S P E C T U S
----------------------

      Tax on increases
--------------------------------------------------------------------------------
      Increases in the value of your policy will not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies.

HOW IS YOUR POLICY AFFECTED BY TAXES?

Increases in the value of your policy and the death benefit

We believe that your Park Avenue VUL policy will receive the tax benefits generally associated with life insurance contracts under existing federal tax laws. This means that increases in the value of your policy will not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies. Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. We believe that the money the beneficiary receives when the insured dies is not subject to federal income tax, but may be subject to federal estate taxes or generation skipping transfer taxes. See Tax Considerations.

WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

There are various deductions and charges associated with maintaining your Park Avenue VUL policy. Each of these charges is outlined below and in detail in Deductions and charges. Some of these charges can vary, depending on certain circumstances, and there may be a guaranteed or maximum charge, and a current charge. The guaranteed or maximum charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the maximum charge. Where the law requires, we will tell you if we increase these charges.

Charges deducted from your policy premiums

Premium charge: A charge of between 4% and 8.5% is deducted from each premium you pay to cover premium taxes assessed against us by the jurisdictions where the policy is issued, plus a portion of any federal income taxes and premium sales charges.

Monthly deductions

We deduct these charges from your policy account value on the same date each month. The monthly deductions are as follows:

Policy administration charge: This charge has two parts. The contract charge equals $20 a month for the first year, and $6 a month thereafter. The coverage charge equals $0.16 for every $1,000 of your policy's face amount for the first year of coverage, and for one year after any increase in the face amount. The per $1,000 charge is lower if the insured is under age 16 at issue.


                                                          ----------------------
                                                          P R O S P E C T U S  7
                                                          ----------------------

Cost of insurance charge: This charge is based on our current cost of insurance rates for those of the same age, sex and underwriting class as the insured under your policy. The maximum that we can charge for each $1,000 of the net amount at risk (the difference between your policy account value and your policy's death benefit) is set out in your policy.

Charges for additional insurance benefits: If you buy additional insurance coverage by adding one or more riders to your policy, the premiums will be deducted monthly from your policy account value.

After the anniversary closest to the insured's 100th birthday we no longer collect these monthly deductions.

Transaction deductions

We deduct these charges from the policy account value when you ask us to do certain transactions. The charges are as follows:

Surrender charge: During the first 15 policy years, this charge applies if you surrender your policy, let it lapse, or reduce the face amount either because you ask us to, or as the result of a partial withdrawal. This charge is a flat rate for every $1,000 of your policy's face amount, and is outlined in your policy. It declines proportionally each year until it is zero after 15 years, and varies depending on the insured's age when the policy was issued, sex and premium class.

Partial withdrawal charge: If you make a partial withdrawal from your policy, a surrender charge will only be triggered if the withdrawal is more than you are allowed under the free partial withdrawal outlined in your policy.

Transfer charge: After you make twelve transfers of policy account value among the allocation options within a policy year, we may charge you $25 for each additional transfer. We don't currently impose this charge.


----------------------
8  P R O S P E C T U S
----------------------

Deductions associated with the Separate Account

We deduct a daily charge, based on an annual rate of 0.90%, from the variable investment options to cover the mortality and expense risks that we assume for Park Avenue VUL policies. This charge will be reduced to an annual rate of 0.60% after your policy's 20th anniversary.

We also have the right to charge the Separate Account to cover any taxes that are applicable to the Separate Account or the policies. We don't currently impose this charge.

Deductions associated with the mutual funds


Daily deductions are made from the value of the mutual funds in which you invest through the Separate Account, to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. The fees and expenses vary for each mutual fund and are described in more detail in the fund prospectuses.


      Policy changes
--------------------------------------------------------------------------------
      With certain restrictions, you may:

      o     request an increase or decrease in the face amount of your policy

      o exchange your Park Avenue VUL Policy for a fixed benefit life insurance policy

      o     cancel your policy after it has been issued.

      See accompanying text for details.

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the face amount of the policy

After your policy has been in force for one year, you may request a decrease in the face amount. The decrease must be at least $5,000, and the insured must be alive when we receive your request. If you ask us to reduce the face amount in the first 15 years of your policy, you will pay a surrender charge. The new face amount cannot be lower than GIAC's current minimum face amount.

If a decrease is caused by a partial withdrawal, either in the first 15 years of your policy or within 15 years of increasing the face amount, and you withdraw more than the free withdrawal amount allowed under your policy, we will charge you a surrender charge. See Decreasing the face amount.

Increasing the face amount of the policy

On your first policy anniversary, and on each anniversary until the insured's 70th birthday, you may request an increase in your policy's face amount. The increase must be for at least $10,000. The amount of each increase will be treated as a separate policy segment, with its own underwriting class, cost of insurance rates, surrender charges, policy administration charges and target premium.

After you increase the face amount, your new premiums will be applied first to the premium on your original policy, and then to the additional coverage provided by any policy segments, in the order that you bought them. See Increasing the face amount.


                                                          ----------------------
                                                          P R O S P E C T U S  9
                                                          ----------------------

Exchanging your Park Avenue VUL policy for a fixed-benefit life insurance policy

You may exchange your Park Avenue VUL policy for a fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates within two years of the issue date of your policy. If you do this, you don't have to prove that the person being insured meets our insurance requirements for issuing a policy. Depending on the amount applied to the new policy, there may be a credit or a cost to be paid.

Canceling your policy after it has been issued

You may cancel your policy by returning it with a written cancellation notice to either our executive office or the agent from whom you bought the policy. You must do this within:

o     10 days after you receive your policy, or

o 45 days after you sign Part 1 of the completed application for your policy.

Longer periods may apply in some states. Once we receive your notice, we will refund all of the premiums you paid, and your policy will be considered void from the beginning. See Your right to cancel your policy.

      Could your policy lapse?
--------------------------------------------------------------------------------
      Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt.

COULD YOUR POLICY LAPSE?

Your policy may lapse if its net cash surrender value is less than zero after deducting the monthly deductions in a given month, and you do not make a premium payment to correct this imbalance within 61 days of the time the monthly deductions are due.

For the first three years of your policy the No Lapse Guarantee ensures that it will not lapse, even if high surrender charges or poor investment performance results in the net cash surrender value of your policy being insufficient to pay the policy's monthly deductions in a given month, so long as the No Lapse Guarantee Premium Test is met. See Premiums and No Lapse Guarantee.

Your policy may also lapse if you have not made a loan repayment 61 days after the monthly date on which the amount of any unpaid loans or interest exceeds your policy's cash surrender value.

We will warn you at least 30 days in advance if we see that your policy is in danger of lapsing. We will tell you the premium or the portion of your loan that you must pay in order to keep your policy in force, and will keep your policy in force if we receive the required payment when requested. See Grace Period and Reinstatement.


-----------------------
10  P R O S P E C T U S
-----------------------

HOW CAN YOU COMMUNICATE WITH US?

We cannot act on any request (except for proper telephone transfer requests) unless it is received in writing at our executive office, in a form acceptable to us. Your request must include:

o     your policy number

o     the full name of all policyowners

o     the full name of the insured, and

o     your current address.

Our address for regular mail is:
      The Guardian Insurance & Annuity Company, Inc.
      7 Hanover Square
      Mail Station 215-B
      New York, New York  10004

Our address for registered, certified or express mail is:
      The Guardian Insurance & Annuity Company, Inc.
      215 Park Avenue South
      18th floor
      New York, New York  10003

If you need information on the value of your policy, you may call us at 1-800-935-4128 between 9 a.m. and 4 p.m. New York time.

WHO ISSUES YOUR PARK AVENUE VUL POLICY?

Your Park Avenue VUL policy is issued, through its Separate Account M, by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance in all 50 states of the United States of America and the District of Columbia. As of December 31, 1998, our total assets (statutory basis) exceeded $9 billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian
Life). The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, New York 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time, and only reflect GIAC's ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Park Avenue VUL policies, and does not guarantee the benefits provided by the policy.


                                                         -----------------------
                                                         P R O S P E C T U S  11
                                                         -----------------------

The Park Avenue VUL policy diagram(1)

--------------------------------------------------------------------------------
                                               Less
POLICY PREMIUMS                           ------------> Premium charge


POLICY ACCOUNT VALUE

THE SEPARATE ACCOUNT


THE MUTUAL FUNDS                               Less
(including any investment                 ------------->  Advisory fees and
return):                                                  other expenses


Guardian Investor Services Corporation
The Guardian Stock Fund
The Guardian Small Cap Stock Fund
The Guardian Bond Fund
The Guardian Cash Fund

Guardian Baillie Gifford Limited               Less
Baillie Gifford International Fund        -------------> Mortality and expense
Baillie Gifford Emerging Markets Fund                    risk charge

Value Line, Inc.
Value Line Centurion Fund
Value Line Strategic Asset Management Trust

Gabelli Funds, Inc.
Gabelli Capital Asset Fund                     Less
                                          ------------> Monthly deductions:
Massachusetts Financial Services Company                o Policy administration
MFS Emerging Growth Series                                charge
MFS Total Return Series                                 o Charge for the cost
MFS Growth With Income Series                             of insurance
MFS Bond Series                                         o Charge for additional
                                                          insurance benefits
American Century Investment Management, Inc.
American Century VP Value Fund
American Century VP International Fund

A I M Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Value Fund

Fidelity Management & Research Company
Fidelity VIP III Growth Opportunities
  Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP II Index 500 Portfolio

FIXED-RATE OPTION            LOAN COLLATERAL ACCOUNT
(plus interest credited)     (plus interest credited)

                                               Less
                             -------------------------> Transaction deductions:
                                                        o Surrender charge

==================================
CASH SURRENDER VALUE
==================================

                                               Less
                             -------------------------> Policy debt

==================================
NET CASH SURRENDER VALUE
==================================

(1) This diagram excludes the Transfer charge which is not being imposed currently. Interest on policy debt and repayments of policy debt are also not reflected in the diagram.


-----------------------
12  P R O S P E C T U S
-----------------------

--------------------------------------------------------------------------------
      ABOUT THE PARK AVENUE VUL POLICY
--------------------------------------------------------------------------------

THIS SECTION provides detailed information about your policy. It explains your rights and responsibilities under the policy, and those of GIAC. Because the laws and regulations that govern the policy vary among the jurisdictions where the policy is sold, some of the policy's terms will vary depending on where you live. These will be outlined in the policy we send you.
--------------------------------------------------------------------------------

      Issuing the policy
--------------------------------------------------------------------------------
      A Park Avenue VUL insurance policy must have a face amount of at least $100,000.

ISSUING THE POLICY

A Park Avenue VUL insurance policy must have a face amount of at least $100,000. To issue a policy:

o the insured must be age 80 or under and meet our insurance requirements, and

o     you must live in a state or jurisdiction in which we offer the policy.

If you already own certain fixed-benefit life insurance policies issued by us or by Guardian Life, you may be able to buy a Park Avenue VUL policy without having to meet our insurance requirements again. You can do this by exchanging your current policy for a Park Avenue VUL policy or if your fixed-benefit policy contains a rider to permit you to purchase a Park Avenue VUL policy. You may also be able to convert to a Park Avenue VUL policy if your existing policy contains appropriate riders. In this case you may have to meet minimal insurance requirements.

If you have a convertible term policy, or a whole life policy with a convertible term rider, you may receive a credit of up to one minimum annual premium if you convert it to a Park Avenue VUL policy.

If you are interested in exchanging an existing policy for a Park Avenue VUL policy, we recommend that you speak with your lawyer or tax adviser first. Replacing your existing policy may not be advantageous.

Backdating your policy

Under certain circumstances we will backdate your policy if you ask us to, giving you a policy date up to six months before the application was actually signed. Backdating your policy may be beneficial if, for example, it would allow you to qualify for a lower premium because the insured was younger on the policy date. We deduct the monthly deductions due from the backdated policy date to the issue date on the date the policy is actually issued.


                                                         -----------------------
                                                         P R O S P E C T U S  13
                                                         -----------------------

      The Policyowner
--------------------------------------------------------------------------------
      The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the policy unless ownership of the policy has been assigned to someone else. Except for transfers, all of the policy's joint owners must approve policy transactions or changes in writing, including assigning ownership of the policy to someone else. When a joint policyowner dies, we will divide his or her share of the policy equally among the other policyowners, unless the deceased policyowner has indicated otherwise.

If you want to change the policyowner, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners. The change will be made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

If you are not the insured and die before the insured, your estate (or if there had been joint owners, the estate of the last surviving joint owner) becomes the policyowner, unless you have named someone to take over ownership of the policy (a successor owner). If you are both the policyowner and the insured, a successor owner may not be named, because the policy ends when you die.

      The Beneficiary
--------------------------------------------------------------------------------
      The beneficiary is the person you name to receive the proceeds when the insured dies.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the insured dies. You can change the beneficiary until the insured dies. Also, you may name a `contingent' beneficiary, who will receive the proceeds if the first beneficiary dies before the insured, or a second or `concurrent' beneficiary, who will receive a portion of the proceeds when the insured dies. The beneficiary must live longer than the insured to qualify as a beneficiary, and has no rights under the policy until the insured dies. If the insured outlives all of the beneficiaries named in the policy, then the policyowner or the policyowner's estate becomes the beneficiary.

If you want to change the beneficiary, you must give us your instructions in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.


-----------------------
14  P R O S P E C T U S
-----------------------

--------------------------------------------------------------------------------
      BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

NO LAPSE GUARANTEE

The No Lapse Guarantee ensures that your policy will not lapse, even if high surrender charges or poor investment performance means that the net cash surrender value of your policy is not enough to pay the policy's monthly deductions in a given month. This guarantee is in effect for the first three years of your policy so long as the No Lapse Guarantee Premium Test is met.

This test states that, as of the most recent monthly date, you must have paid at least as much into your policy (minus any withdrawals, surrender charges, or policy debt) as the minimum annual premiums up to this date, as stated on page 3 of your policy. To calculate your minimum annual premium for the current policy year, divide the number of days since your policy anniversary by 365, then multiply your minimum annual premium by this figure.

If you change the face amount of your policy after the first policy year, your minimum annual premium will change, which in turn changes the amount that you must contribute in order to meet the No Lapse Guarantee Premium Test. As of the most recent monthly date, you must have paid at least as much into your policy (minus any withdrawals, surrender charges, or policy debt) as the original minimum annual premium for the period up to the increase or decrease, plus the new minimum annual premium for the period after the increase or decrease in your policy's face amount, multiplied by the ratio obtained by dividing the number of days since the increase or decrease by 365.

If your policy does not meet the No Lapse Guarantee Premium Test, you will have a 61-day grace period from the date of default to make a required premium payment or loan repayment if there is outstanding policy debt. If you do not make the required payment, the policy will lapse. Then, if the policy is reinstated, the No Lapse Guarantee will not be reinstated. Once this guarantee has been terminated, it cannot be reinstated.

      Death benefit options
--------------------------------------------------------------------------------
      You have a choice of two death benefit options with this policy. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's face amount you should choose Option 2. See accompanying text for details.

DEATH BENEFIT OPTIONS

You have a choice of two death benefit options with this policy. You should choose the death benefit option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and potentially lower monthly deductions best fit your needs you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's face amount you should choose Option 2.

Option 1

Under Option 1, your death benefit is the greater of:

o     the face amount on the date of the insured person's death


                                                         -----------------------
                                                         P R O S P E C T U S  15
                                                         -----------------------

o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the monthly date before the insured's death. Under this option, if your investments perform well or you contribute more than the minimum annual premium and the policy account value increases by a sufficient amount, then the net amount at risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.

Option 2

Under Option 2, your death benefit is the greater of:

o the face amount on the date of the insured person's death, plus the policy amount value as of the monthly date before the insured's death, or

o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the monthly date before the insured's death.

Under this option, if your investments perform well or you contribute more than the minimum annual premium, your policy account value may increase enough to increase your death benefit. If your investments perform poorly, your death benefit could be lower, but it will never be lower than the face amount. The net amount at risk will not change unless we have to increase the death benefit to comply with Section 7702 of the Internal Revenue Code.

Regardless of which option you choose, after the policy anniversary closest to the insured's 100th birthday the death benefit is the policy account value. The tax consequences of continuing the policy beyond the insured's 100th birthday are unclear. You should consult a tax adviser for more information.

If you make a partial withdrawal from your policy between the most recent monthly date and the death of the insured, the death benefit under both options will be reduced by the amount of your withdrawal plus any applicable charges.

To qualify as insurance under the Internal Revenue Code, both Option 1 and Option 2 must pay at least the minimum death benefit required under Section 7702. We calculate this minimum using one of two methods: the Cash Value Accumulation Test (Cash Value Test) or the Guideline Premium and Cash Value Corridor Test (Guideline Premium Test). You decide which method you want used when you complete your application. Once you've made your choice, you cannot change it.


-----------------------
16  P R O S P E C T U S
-----------------------

Both tests are explained below. Here are some guidelines for choosing between the Cash Value Test and the Guideline Premium Test:

Test Advantages
--------------------------------------------------------------------------------
Cash Value Test                               Guideline Premium Test
--------------------------------------------------------------------------------
o allows you to make more                     o allows later death benefit
  premium payments than the                     increases than the
  Guideline Premium Test                        Cash Value Test
--------------------------------------------------------------------------------
o increases the death benefit earlier         o develops larger policy
  than the Guideline Premium Test               account values
--------------------------------------------------------------------------------

Cash Value Test

To satisfy this test, the death benefit must be at least equal to the policy account value divided by the net single premium (the premium which would be needed to pay for future benefits under the policy). A table of net single premiums appears in your policy.

Guideline Premium Test

The Guideline Premium Test consists of two parts: the Guideline Premium Test and the Cash Value Corridor Test.

To satisfy the Guideline Premium Test the total of all premiums you pay must not exceed certain maximums. The total of premiums paid, minus partial withdrawals, must not be greater than the larger of the following:

o     the guideline single premium on the date the calculation is done, or

o the sum of the guideline annual premiums to the date the calculation is done.

For the purposes of this test, the guideline single premium is the premium that would be necessary to pay for future benefits under the policy as calculated at the time the policy is issued. It's based on the mortality charges stated in the policy, other current charges specified in the policy and an effective annual interest rate of 6%.

The guideline annual premium is the level annual premium payable at least until the insured reaches age 95. It's based on mortality charges and other current charges specified in the policy and an effective annual interest rate of 4%. Annual premiums paid may exceed the Guideline Premium Test if those premiums are necessary to keep the policy in force.


                                                         -----------------------
                                                         P R O S P E C T U S  17
                                                         -----------------------

To satisfy the Cash Value Corridor Test, the death benefit must at least equal the percentage of the policy account value shown in the following table:

                                         Percentage of policy
Attained age                             account value *
--------------------------------------------------------------------------------
0-40                                     250%
--------------------------------------------------------------------------------
40-45                                    250% - 215%
--------------------------------------------------------------------------------
45-50                                    215% - 185%
--------------------------------------------------------------------------------
50-55                                    185% - 150%
--------------------------------------------------------------------------------
55-60                                    150% - 130%
--------------------------------------------------------------------------------
60-65                                    130% - 120%
--------------------------------------------------------------------------------
65-70                                    120% - 115%
--------------------------------------------------------------------------------
70-75                                    115% - 105%
--------------------------------------------------------------------------------
75-90                                    105%
--------------------------------------------------------------------------------
90-95                                    105% - 100%
--------------------------------------------------------------------------------
95+                                      100%
--------------------------------------------------------------------------------
* The percentage decreases uniformly as attained age increases within the age ranges.

The minimum death benefit required on any monthly date is as follows:

o Under the Cash Value Test: One thousand times the policy account value on the monthly date, divided by the net single premium per $1,000 for the insured's attained age, sex (unless the law requires the same rate for both sexes) and underwriting class. The net single premium is adjusted to the monthly date immediately before the date of death. See the table of net single premiums in your policy.

o Under the Guideline Premium Test: The policy account value on the monthly date immediately before the insured's death, multiplied by the factor shown in the Table of Death Benefit Factors in your policy.


-----------------------
18  P R O S P E C T U S
-----------------------

CHANGING YOUR DEATH BENEFIT OPTION

After the first anniversary of your policy you may change your death benefit option once each policy year, as long as the insured is alive when we make the change. You must send us your instructions in writing at our executive offices. Such changes take effect on the business day that we approve them. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before doing so.

If you change the death benefit option, we will change the policy's face amount to keep the death benefit the same immediately before and after the change. If you're changing from Option 1 to Option 2, the face amount will decrease by the amount of the policy account value on the date the change takes effect. If you're changing from Option 2 to Option 1, the face amount will increase by the amount of the policy account value.

If you are changing from Option 1 to Option 2 you must prove that the insured meets our insurance requirements. We won't approve any request to change the option if monthly deductions are being waived under the waiver of monthly deductions rider. We won't deduct a surrender charge or impose new surrender charges in connection with changes in the death benefit option.

--------------------------------------------------------------------------------
Minimum death benefit

The minimum death benefit required under Section 7702 of the Internal Revenue Code on any monthly date is $1,000 multiplied by the policy account value, then divided by the net single premium per $1,000 for the insured's attained age, sex, and underwriting class. The net single premium on any monthly date is determined by interpolation between the net single premiums for the policy anniversaries immediately before and after that monthly date. The net single premium is adjusted to the monthly date immediately before the insured's death. You will find a table of net single premiums in your policy.
--------------------------------------------------------------------------------

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your policy when we receive proof that the insured has died while the policy was in effect. If there is reason to dispute the policy, then we may delay the payment of death benefits. See Limits to GIAC's right to challenge a policy.

POLICY VALUES

The following is a detailed breakdown of how we calculate the different values associated with your policy.

Amounts in the Separate Account

Any net premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will sell these shares when you make a withdrawal, transfer or take a policy loan, or when we withdraw your monthly deductions, or make dollar cost averaging transfers. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction.


                                                         -----------------------
                                                         P R O S P E C T U S  19
                                                         -----------------------

Each of the variable investment options has two unit values. The first applies until the 20th policy anniversary, when your policy's mortality and expense risk charge is .90%. After the 20th policy anniversary this charge falls to .60%. To make this change on your 20th policy anniversary, we will sell all of your units for which the .90% charge applies, and buy new units which use a .60% charge with the proceeds.

To calculate the value of your investment in a particular variable investment option, multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of mutual fund shares and the daily deductions that are made to cover our mortality and expense risks. We calculate the unit value for each variable investment option at the end of each day. Note that you bear all risks associated with the investments in the Separate Account.

Policy account value

This is the total value of the investments held in your policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any policy values that may be in the Loan Collateral Account as collateral for a policy loan. It is calculated as:

o     net premiums that you contribute to your policy; plus or minus

o any profit or loss generated by your policy account value in the variable investment options; plus

o any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Collateral Account; minus

o     your total monthly deductions; minus

o     any partial withdrawals you've made, minus

o     any surrender, partial withdrawal or transfer charges.


      Cash surrender value and net cash surrender value
--------------------------------------------------------------------------------
      Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 15 years. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy.


Cash surrender value and net cash surrender value


Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 15 years, and for the first 15 years of each additional policy segment created by increasing the face amount. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy. It is your policy account value minus any surrender charges and policy debt.



-----------------------
20  P R O S P E C T U S
-----------------------

The value of any investments in the variable investment options may increase or decrease daily depending on how well the investments perform. A combination of partial withdrawals, policy loans, unfavorable investment performance and ongoing monthly deductions can cause a policy's net cash surrender value to drop below zero. Even if this happens, the policy will not lapse during the first three policy years if the No Lapse Guarantee is in effect and the No Lapse Guarantee Test is satisfied. See No Lapse Guarantee. Certain rider benefits available under the policy may also prevent your policy from lapsing. See Appendix C.

Net investment factor

We calculate the unit value of each variable investment option by multiplying the option's immediately preceding unit value by the net investment factor for that day. We use two unit values for each of the variable investment options, one that applies before your 20th policy anniversary, and one that applies after. We calculate the net investment factor as follows on each business day:

o the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current business day, plus

o the amount per share of any dividends or capital gains distributed by the fund on the current business day, divided by

o the net asset value of one share of the same mutual fund at the close of the previous business day, minus

o the total daily charges we deduct from the variable investment option to cover mortality and expense risks, which will not exceed .00002477% per day or 0.90% annually until the 20th policy anniversary, and .00001649% per day or 0.60% annually thereafter, as well as any federal, state or local taxes.

On a day that is not a business day, the net investment factor is calculated by subtracting the total daily charges deducted from the variable investment option to cover mortality and expense risks, as well as any taxes, from 1.0.

Currently we do not make daily deductions from the Separate Account to cover income taxes. The accompanying prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.


                                                         -----------------------
                                                         P R O S P E C T U S  21
                                                         -----------------------

--------------------------------------------------------------------------------
      PREMIUMS, DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

PREMIUMS

Your policy will take effect once you have paid your initial premium, but not before your policy's issue date. Once it has taken effect you decide the amount of your premium payments and when you want to make them. However, your premiums must meet certain requirements for your policy to remain in force.

Your initial premium must equal at least one quarter of your minimum annual premium. The minimum annual premium is outlined in your policy, and is used to calculate your initial premium and compliance with the No Lapse Guarantee Premium Test.

When you set up your policy, you must choose a planned premium. This is the premium that you intend to pay periodically. We will send you a reminder when your planned premium is due, unless you are paying your premiums through a pre-authorized checking plan. You are under no obligation to pay this premium.

All premiums must be paid to GIAC's executive office. Each premium you pay must be at least $100, unless you are paying through a pre-authorized checking plan, in which case each premium must be at least $25. No premiums may be paid after the policy anniversary closest to the insured's 100th birthday.

We may limit the amount that you can pay into your policy, including refusing or refunding premiums you pay, to ensure that your policy is considered life insurance under federal tax laws. We have the right to refuse or refund any premium that increases your death benefit because of the requirements of Section 7702 of the Internal Revenue Code, but we will accept such a premium if:

o     it does not increase your policy's death benefit as a result of Section
      7702, or

o the sum of the policy premiums you have paid during the current policy year does not exceed 150% of your policy's target premium, or

o the sum of the policy premiums you have paid during the current policy year does not exceed 400% of the target premium and 125% of your largest premium payment during the past three policy years, or

o you have chosen the Guideline Premium Test to calculate your policy's minimum death benefit.

If none of these conditions exist, we may still accept your premium payment if you prove that the insured meets our insurance requirements.


-----------------------
22  P R O S P E C T U S
-----------------------

Crediting payments

When you make a payment towards your policy, we will credit it according to your instructions. If you do not provide specific instructions, we will use the payment:

o     first to pay any policy debt

o     then, as a premium payment.

We normally credit your payment and allocate the net premium as of the business day we receive it, so long as we receive it at our executive office by the close of the business day, which is 4:00 p.m. New York time. However, any payments that we receive before your policy has been issued will be held and credited on the policy issue date, and any payments that we receive after your policy has been issued that require additional underwriting will be held and credited as of the date the underwriting process is complete.

See How your premiums are allocated and Policy loans for specific information on how your payments are distributed among the fixed-rate and variable investment options.

      Investing net premiums
--------------------------------------------------------------------------------
      When you make a payment towards your policy, the amount that remains after we deduct the premium charge is the net premium. We invest your net premiums according to your instructions. When net premiums have been invested, they become part of your policy account value.

How your premiums are allocated

When you make a payment towards your policy, the amount that remains after we deduct the premium charge (see Deductions and charges) is the net premium. We invest your net premiums in the fixed-rate and/or variable investment options according to your instructions. When net premiums have been invested they become part of your policy account value.

As part of your initial application, you tell us how you would like your net premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your net premiums are invested at any time by telling us in writing. The change will be effective on and after the date we receive your instructions at our executive office, but will not affect any existing policy values. To change the allocation of these amounts, you must effect a transfer. See Transfers between the investment options.

Currently you may invest your net premiums and policy account value in up to 7 different allocation options, although we reserve the right to change this number from time to time.


                                                         -----------------------
                                                         P R O S P E C T U S  23
                                                         -----------------------

If you pay policy premiums i) within 45 days of signing Part 1 of your application or ii) within 15 days of the date your policy was issued, whichever is later, only $100,000 may be invested in the variable investment options. Anything over this amount will be treated as an "excess net premium" and invested in The Guardian Cash Fund. This amount and any earnings from this money will be reallocated based on your investment instructions at the end of the later of (i) or (ii). Any amounts you have allocated to the fixed-rate option or The Guardian Cash Fund will not be counted towards the $100,000 limit and will be allocated to those options as of the business day we receive them.

Default

During the first three years of your policy, it is protected from lapsing by the No Lapse Guarantee. This guarantees that your policy will not lapse, even if its net cash surrender value is not enough to pay your policy's monthly deductions in a given month. This guarantee remains in effect as long as the No Lapse Guarantee Premium Test is met. See No Lapse Guarantee.

If your policy does not meet this test, you will have a 61-day grace period from the date of default to make a required payment. We will tell you that your policy is in danger of lapsing, and the premium or loan repayment you must pay to keep it from lapsing, at least 30 days before the end of this grace period. If you do not have any outstanding policy debt, the premium required will be the amount necessary for your policy to meet the No Lapse Guarantee Premium Test, plus one quarter of your policy's minimum annual premium. If we do not receive the requested payment by the end of the 61-day grace period, the policy will lapse.

After the No Lapse Guarantee has ended, your policy will go into default if its net cash surrender value is less than the monthly deductions that are due at each monthly date. We will give you a 61-day grace period from the date of default to make a required payment. We will tell you that your policy is in danger of lapsing, and the premium or loan repayment you must pay to keep it from lapsing, at least 30 days before the end of this grace period. The required premium will be calculated as follows:

o if your policy's net cash surrender value is less than zero (before taking into account the monthly deductions due), the premium will be the amount needed to bring the net cash surrender value up to zero, plus an amount equal to four times your policy's current monthly deductions

o if your policy's net cash surrender value is greater than zero but less than the monthly deductions due, the premium will be an amount equal to the difference between the monthly deductions due and the net cash surrender value plus three times your policy's current monthly deductions or,


-----------------------
24  P R O S P E C T U S
-----------------------

o if you have outstanding policy debt, the required loan repayment due is equal to the difference between the policy debt and the cash surrender value, plus 10% of the cash surrender value.

If we do not receive the required payment by the end of the 61-day grace period, your policy will lapse without value.

Your policy will also go into default if the amount of any unpaid policy loans and interest, which is your policy debt, exceeds the value of the investments in your policy, minus any surrender charges, we will tell you that a loan repayment is required. Your policy will lapse 61 days from the default date if you do not make the required loan repayment. If the insured person dies after we have mailed our notice that a loan repayment is due, but before the 61-day grace period is up, we will pay the beneficiary the policy's death proceeds minus the unpaid policy debt.

      Reinstating your policy
--------------------------------------------------------------------------------
      If your policy has lapsed, you may reinstate it up to three months after you defaulted, subject to certain conditions described in the text.

Reinstating your policy

If your policy has lapsed (and you have not surrendered it for its net cash surrender value) you may reinstate it up to three months after you defaulted. To reinstate your policy:

o we must receive your request for reinstatement in writing at our executive office

o     the insured must be alive

o     you must show that the insured meets our insurance requirements

o you must repay or reinstate any outstanding policy debt with interest. Interest will be charged from the date of default to the date your policy is reinstated, at the rate that is in effect when you make your request

o you must pay any monthly deductions that were due on the date of default, with 6% interest charged from the date of default to the date your policy is reinstated

o you must pay us the greater of three monthly deductions, or an amount that would give your policy a positive net cash surrender value.

Your reinstated policy will have the same policy date, face amount and death benefit option as the policy that lapsed. The surrender charges on the date your policy is reinstated will not be higher than on the date of default. The No Lapse Guarantee will not be reinstated.


                                                         -----------------------
                                                         P R O S P E C T U S  25
                                                         -----------------------

DEDUCTIONS AND CHARGES

There are various deductions and charges required to maintain your Park Avenue VUL Policy. The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular policy. For example, the sales portion of the premium charge and the surrender charge may not cover all of our actual sales expenses for the policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. Once deductions and charges are taken from your policy they do not contribute to the value of your policy.

All of the deductions and charges are summarized and explained below.

Premium charge

A charge of 8.5% is deducted from each premium you pay, until your premiums equal the amount of 10 target premiums for your policy. Once this amount has been reached, the charge will fall to 6%. It will fall again to 4% when your premiums equal the amount of 15 target premiums for your policy.

The premium charge covers a portion of our sales and promotional expenses, commissions, and local, state and federal taxes. You may not claim the portion of these charges used to pay taxes as a federal income tax deduction.

Your policy has a separate target premium for the initial face amount and for any additional coverage you have added through policy segments. The premium charge will be applied in the order that these were issued. In order to calculate your premium charge, we will allocate each premium you pay as follows:

o first to your policy's initial face amount, up to the target premium for that amount

o then to any policy segments that are in force, in the order that they were purchased, up to the target premium for each segment

o then proportionately, based on the target premium, among the initial face amount and any policy segments that are in force.


-----------------------
26  P R O S P E C T U S
-----------------------

Example

--------------------------------------------------------------------------------
A 45 year-old male (Preferred Plus underwriting class) buys a policy with a face amount of $250,000 on January 1, 1998. Three years later, on January 1, 2001, the same male, now age 48 (Preferred Plus underwriting class), requests an increase in the face amount of $100,000. The initial target premium is $3,185, and the target premium for the increase is $1,470. Assume he pays $4,000 per year for 10 years and $5,000 per year for the next 10. The following chart shows the allocation of premiums and calculation of premium charges.
--------------------------------------------------------------------------------

Premium Allocation

               Initial Face Amount                 First Face Amount Increase
         -------------------------------        -------------------------------
                    Cumulative   Premium                   Cumulative   Premium
Date     Premium    Allocation    Charge        Premium    Allocation    Charge
----     -------    ----------   -------        -------    ----------   -------
1998      $4,000        $4,000      $340             $0            $0        $0
----     -------    ----------   -------        -------    ----------   -------
1999       4,000         8,000       340              0             0         0
----     -------    ----------   -------        -------    ----------   -------
2000       4,000        12,000       340              0             0         0
----     -------    ----------   -------        -------    ----------   -------
2001       3,185        15,185       271            815           815        69
----     -------    ----------   -------        -------    ----------   -------
2002       3,185        18,370       271            815         1,630        69
----     -------    ----------   -------        -------    ----------   -------
2003       3,185        21,555       271            815         2,445        69
----     -------    ----------   -------        -------    ----------   -------
2004       3,185        24,740       271            815         3,260        69
----     -------    ----------   -------        -------    ----------   -------
2005       3,185        27,925       271            815         4,075        69
----     -------    ----------   -------        -------    ----------   -------
2006       3,185        31,110       271            815         4,890        69
----     -------    ----------   -------        -------    ----------   -------
2007       3,185        34,295       210            815         5,705        69
----     -------    ----------   -------        -------    ----------   -------
2008       3,421        37,716       205          1,579         7,284       134
----     -------    ----------   -------        -------    ----------   -------
2009       3,421        41,137       205          1,579         8,863       134
----     -------    ----------   -------        -------    ----------   -------
2010       3,421        44,558       205          1,579        10,442       134
----     -------    ----------   -------        -------    ----------   -------
2011       3,421        47,979       201          1,579        12,021       134
----     -------    ----------   -------        -------    ----------   -------
2012       3,421        51,400       137          1,579        13,600       134
----     -------    ----------   -------        -------    ----------   -------
2013       3,421        54,821       137          1,579        15,179       122
----     -------    ----------   -------        -------    ----------   -------
2014       3,421        58,242       137          1,579        16,758        95
----     -------    ----------   -------        -------    ----------   -------
2015       3,421        61,663       137          1,579        18,337        95
----     -------    ----------   -------        -------    ----------   -------
2016       3,421        65,084       137          1,579        19,916        95
----     -------    ----------   -------        -------    ----------   -------
2017       3,421        68,505       137          1,579        21,495        95

--------------------------------------------------------------------------------


                                                         -----------------------
                                                         P R O S P E C T U S  27
                                                         -----------------------

      Monthly deductions
--------------------------------------------------------------------------------
      We deduct from the policy account value, on the same date each month, an amount to cover administration costs and the cost of insuring the insured. These deductions are made proportionately from your investments in the fixed-rate and variable investment options.

Monthly deductions from the policy account value

We deduct from the policy account value, on the same date each month, an amount to cover administration costs and the cost of insuring the insured. These deductions are made proportionately from your policy account value in the fixed-rate and variable investment options. We do not make these monthly deductions after the policy anniversary closest to the insured's 100th birthday.

Policy and administration charges

On each monthly date, we deduct a contract charge of $20 a month until the first anniversary of your policy, then $6 a month after that.

We also deduct a coverage charge. The amount of the coverage charge depends on your age when the policy is issued. For issue ages 16 and above, we deduct the coverage charge at the rate of 16 cents per $1,000 of face amount until the first anniversary of the policy. There's also a coverage charge of 16 cents per $1,000 of any increase in the face amount until the first anniversary of the increase.

The coverage charge is lower if the insured is under 16 years of age. At age 15, we deduct the coverage charge at the rate of $0.1525 per $1,000 of face amount until the first anniversary of the policy. There's also a charge of $0.1525 per $1,000 of any face amount increase until the first anniversary of the increase. Below age 15, the rate decreases by $0.0075 for each year in age, down to the minimum of $0.04 per $1,000 at age 0.

The policy administration charge helps compensate us for the cost of underwriting and issuing your policy and for the costs of maintaining the policy. These costs include preparing and sending premium billing notices, reports and statements to policyholders, communications with insurance agents, and other overhead costs related to policies.

Cost of insurance charge

Cost of insurance charges enable us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies. This charge is based on our cost of insurance rates for insured people of the same age, sex, face amount and underwriting class. Any additional rating charges which are applied to the insured because he or she does not satisfy our insurance requirements for standard insurance are added to the cost of insurance charge. The maximum that we can charge for each $1,000 of net amount at risk is set out in your policy and is based on the 1980 Commissioners' Standard Ordinary Mortality Tables


-----------------------
28  P R O S P E C T U S
-----------------------
published by the National Association of Insurance Commissioners. The cost of insurance rate generally increases as the insured gets older. Rates are lower for policies with an initial face amount at least equal to $500,000 or where there has been a face amount increase of at least $500,000. If the policy is eligible for the lower rates, they will apply to the initial face amount and all policy segments. Our current cost of insurance rates are lower than the guaranteed maximum.

      Cost of insurance charge
--------------------------------------------------------------------------------
      This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies.

We calculate the cost of insurance charge by multiplying your policy's net amount at risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. Your net amount at risk is determined after all other monthly deductions have been withdrawn from your policy account.

We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed maximum rate listed in your policy. Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual policy, but are made equally to all policies where the insured people are of the same attained age, sex and premium class. We will increase this charge when we expect:

o     a higher number of deaths among people in a certain group

o     higher expenses or federal income taxes

o a higher number of policies that are allowed to lapse by their policyowners

o changes in our federal income tax costs imposed on us by Section 848 of the Internal Revenue Code

o     changes in the premium taxes that we pay, or

o     lower earnings in our general account.

Generally, reducing the net amount at risk results in lower charges for cost of insurance. Decreasing the net amount at risk partly depends on the death benefit option you choose. The two options are explained under Death benefit options. If you choose Option 1, in which the death benefit is the face amount of your policy, you reduce the net amount at risk when you pay premiums. That's because premiums increase the policy account value. If you choose Option 2, in which the death benefit can increase to more than the face amount, paying premiums will not affect the net amount at risk.


                                                         -----------------------
                                                         P R O S P E C T U S  29
                                                         -----------------------

The net amount at risk can increase, for example, when we increase a policy's death benefit to meet the requirements of the Internal Revenue Code. See Death benefit options. Having a higher net amount at risk results in higher deductions for cost of insurance.

There may be different cost of insurance rates for the initial face amount of your policy and for each subsequent increase in the face amount. As a result, we calculate the net amount at risk separately for each level of insurance.

Your policy account value is allocated first to your policy's initial face amount, then to each policy segment in the order that they were acquired. The maximum amount of your policy account value that will be allocated to any one policy segment or to the initial face amount is the amount that the policy segment or initial face amount provides as a death benefit, divided by
1.0032737. For the purposes of determining the net amount at risk, any increase in your policy's death benefit that is caused by Section 7702 of the Internal Revenue Code will be allocated to the initial face amount.

Charges for additional insurance benefits

If you acquire additional insurance benefits by buying one or more riders to the policy, you must pay rider premiums. We deduct these from the policy account value monthly.

Transaction deductions from the policy account value

When you ask us to make certain transactions, we will take a transaction deduction from your policy account value. Except as described differently below, we will make these deductions from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.

Surrender charge

During the first 15 years of the initial face amount and each policy segment, you pay a surrender charge if you:

o     surrender your policy

o reduce your policy's face amount either by asking us to reduce it or through a partial withdrawal

o     let your policy go into default, or

o     let your policy lapse.


-----------------------
30  P R O S P E C T U S
-----------------------

We will not deduct a surrender charge if your policy's face amount is reduced because you change the death benefit option, or if you reduce or eliminate your coverage under a term rider.

This charge is a flat rate for every $1,000 of your policy's face amount. The rate declines proportionally each year until it is zero after 15 years, and varies from $4.50 to $54.95 per $1,000, depending on the insured's age when the policy started, sex and underwriting class. A separate surrender charge is also calculated for each new policy segment, based on the coverage it provides and the insured's age when it was added to your policy. This means that the total surrender charges under your policy will be the sum of the different surrender charges for your initial face amount and each policy segment. The surrender charge compensates us for administrative and sales-related expenses. Surrender charges for specific ages, sex and underwriting classes are set out in Appendix D of this prospectus.

We prorate the surrender charges in connection with a face amount decrease by multiplying the surrender charges by the following fraction to reduce the charges payable:

                               amount of decrease
                        --------------------------------
                        face amount just before decrease

We deduct the adjusted surrender charge from the unloaned policy account value, which is your policy account value minus any policy debt. After we deduct any applicable surrender charge, a policy's net cash surrender value may be zero, particularly in the early policy years.


                                                         -----------------------
                                                         P R O S P E C T U S  31
                                                         -----------------------

Surrender charges

--------------------------------------------------------------------------------
EXAMPLE (Policy with initial face amount only)

The example on the right shows how the surrender charge declines over a fifteen year period so that in year 16 it equals $0.
--------------------------------------------------------------------------------
Male Insured, Age 45
--------------------------------------------------------------------------------
Preferred Plus Underwriting Class, Nonsmoker
--------------------------------------------------------------------------------
Face Amount: $250,000
--------------------------------------------------------------------------------
Surrender Charge per $1000 of Face Amount in
policy year one (from Appendix D): $22.49
--------------------------------------------------------------------------------
Surrender charge in policy year one is:
The surrender charge per $1000
multiplied by $250,000 or ($22.49 x $250,000),
divided by 1000 = $5622.50.

Proportional reduction in surrender charge over 15 year period:
$22.49 divided by 15 or $1.499333 per year.
($1.499333 is rounded to $1.50)

All figures in the table following are rounded to the nearest $ .01.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Surrender
                                   charge per                       Actual
                                $1000 of face                    surrender
  Policy                               amount                       charge
  year                                    ($)                          ($)
--------------------------------------------------------------------------------
    1                                  22.49                     5,622.50
--------------------------------------------------------------------------------
    2                                  20.99                     5,247.50
--------------------------------------------------------------------------------
    3                                  19.49                     4,872.50
--------------------------------------------------------------------------------
    4                                  17.99                     4,497.50
--------------------------------------------------------------------------------
    5                                  16.49                     4,122.50
--------------------------------------------------------------------------------
    6                                  14.99                     3,747.50
--------------------------------------------------------------------------------
    7                                  13.49                     3,372.50
--------------------------------------------------------------------------------
    8                                  11.99                     2,997.50
--------------------------------------------------------------------------------
    9                                  10.50                     2,625.00
--------------------------------------------------------------------------------
   10                                   9.00                     2,250.00
--------------------------------------------------------------------------------
   11                                   7.50                     1,875.00
--------------------------------------------------------------------------------
   12                                   6.00                     1,500.00
--------------------------------------------------------------------------------
   13                                   4.50                     1,125.00
--------------------------------------------------------------------------------
   14                                   3.00                       750.00
--------------------------------------------------------------------------------
   15                                   1.50                       375.00
--------------------------------------------------------------------------------
   16                                   0.00                         0.00
--------------------------------------------------------------------------------

Assume in the above example the insured effects a face amount increase of $200,000 at the beginning of policy year 6 (attained age 50) and another face amount increase of $100,000 at the beginning of policy year 8 (attained age 52). At the time of the first increase, the insured is again classified in the Preferred Plus underwriting class, but at the time of the second increase he is classified in the Preferred underwriting class.

For the purposes of calculating the applicable surrender charges, each face amount increase is treated separately based on the insured's attained age and underwriting class at the time of the increase. Therefore, for each increase the policy will incur a new set of surrender charges. Surrender charges are calculated as if the policyowner has purchased a policy with the amount of the increase being the face amount; in other words, they are calculated just as in the first example. The total surrender charge for a particular policy year equals the sum of the surrender charge for the initial face amount and the applicable surrender charge for each policy segment.

                                                                       First year       Annual
                                        Age at    Policy face    surrender charge    surrender
                       Beginning     beginning         amount      rate per $1000       charge
                         of year       of year            ($)                 ($)     decrease
----------------------------------------------------------------------------------------------
Initial face amount            1            45        250,000               22.49    1.4993333
----------------------------------------------------------------------------------------------
1st increase                   6            50        200,000               23.66    1.5773333
----------------------------------------------------------------------------------------------
2nd increase                   8            52        100,000               29.63    1.9753333
----------------------------------------------------------------------------------------------


-----------------------
32  P R O S P E C T U S
-----------------------

The following is a calculation of the surrender charge for this example. Note that the surrender charges are shown for policy years 1 though 30 only as, after the 30th policy year, surrender charges equal zero for the initial face amount as well as for the two face amount increases.

                                                      Per $1,000 surrender charge rates x face amount
Surrender charge per $1,000 of face amount                       (actual surrender charge)
--------------------------------------------       ----------------------------------------------------
                                                                                           Total policy
           Initial        First       Second        Initial         First       Second        surrender
Policy    coverage     increase     increase       coverage      increase     increase           charge
year           ($)          ($)          ($)            ($)           ($)          ($)              ($)
-------------------------------------------------------------------------------------------------------
1            22.49          N/A          N/A       5,622.50           N/A          N/A         5,622.50
-------------------------------------------------------------------------------------------------------
2            20.99          N/A          N/A       5,247.50           N/A          N/A         5,247.50
-------------------------------------------------------------------------------------------------------
3            19.49          N/A          N/A       4,872.50           N/A          N/A         4,872.50
-------------------------------------------------------------------------------------------------------
4            17.99          N/A          N/A       4,497.50           N/A          N/A         4,497.50
-------------------------------------------------------------------------------------------------------
5            16.49          N/A          N/A       4,122.50           N/A          N/A         4,122.50
-------------------------------------------------------------------------------------------------------
6            14.99        23.66          N/A       3,747.50      4,732.00          N/A         8,479.50
-------------------------------------------------------------------------------------------------------
7            13.49        22.08          N/A       3,372.50      4,416.00          N/A         7,788.50
-------------------------------------------------------------------------------------------------------
8            11.99        20.51        29.63       2,997.50      4,102.00     2,963.00        10,062.50
-------------------------------------------------------------------------------------------------------
9            10.50        18.93        27.65       2,625.00      3,786.00     2,765.00         9,176.00
-------------------------------------------------------------------------------------------------------
10            9.00        17.35        25.68       2,250.00      3,470.00     2,568.00         8,288.00
-------------------------------------------------------------------------------------------------------
11            7.50        15.77        23.70       1,875.00      3,154.00     2,370.00         7,399.00
-------------------------------------------------------------------------------------------------------
12            6.00        14.20        21.73       1,500.00      2,840.00     2,173.00         6,513.00
-------------------------------------------------------------------------------------------------------
13            4.50        12.62        19.75       1,125.00      2,524.00     1,975.00         5,624.00
-------------------------------------------------------------------------------------------------------p
14            3.00        11.04        17.78         750.00      2,208.00     1,778.00         4,736.00
-------------------------------------------------------------------------------------------------------
15            1.50         9.46        15.80         375.00      1,892.00     1,580.00         3,847.00
-------------------------------------------------------------------------------------------------------
16            0.00         7.89        13.83           0.00      1,578.00     1,383.00         2,961.00
-------------------------------------------------------------------------------------------------------
17            0.00         6.31        11.85           0.00      1,262.00     1,185.00         2,447.00
-------------------------------------------------------------------------------------------------------
18            0.00         4.73         9.88           0.00        946.00       988.00         1,934.00
-------------------------------------------------------------------------------------------------------
19            0.00         3.15         7.90           0.00        630.00       790.00         1,420.00
-------------------------------------------------------------------------------------------------------
20            0.00         1.58         5.93           0.00        316.00       593.00           909.00
-------------------------------------------------------------------------------------------------------
21            0.00         0.00         3.95           0.00          0.00       395.00           395.00
-------------------------------------------------------------------------------------------------------
22            0.00         0.00         1.98           0.00          0.00       198.00           198.00
-------------------------------------------------------------------------------------------------------
23            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
24            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
25            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
26            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
27            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
28            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
29            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------
30            0.00         0.00         0.00           0.00          0.00         0.00             0.00
-------------------------------------------------------------------------------------------------------


                                                         -----------------------
                                                         P R O S P E C T U S  33
                                                         -----------------------

Transfer charge

You may transfer your policy account value among the allocation options. If you make more than 12 transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We will deduct the transfer charge from the allocation options from which you are making the transfer, and will use this amount to cover our processing costs.

We will not deduct a transfer charge when:

o we transfer any excess net premiums and related earnings out of The Guardian Cash Fund (see How your premiums are allocated)

o you make multiple transfers under your policy's dollar cost averaging feature

o     you transfer amounts as part of taking or repaying a policy loan, or

o you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Deductions from the Separate Account

Mortality and expense risk charge

We will deduct a daily charge, based on an annual rate of 0.90% of the average daily net assets of the variable investment options, to cover the mortality and expense risks that we assume for Park Avenue VUL policies. This charge will fall to 0.60% after the 20th policy anniversary. It covers the risk that those insured under Park Avenue VUL policies may not live as long as we estimated when we issued the policy, and that our administrative expenses may also be higher than we estimated. We will continue to deduct this charge after the policy anniversary closest to the insured's 100th birthday.

Income tax charge

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account.

Deductions from mutual funds

Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses vary from year to year. Except as noted below, the following chart shows the actual fees and expenses for each fund for the year ended December 31, 1998 as a percentage of the fund's average daily net assets.


-----------------------
34  P R O S P E C T U S
-----------------------

Fees and expenses for mutual funds

                                                                    Other                   Total
                                                                 expenses                expenses
                                                               (after any              (after any
                                                       applicable waivers      applicable waivers
                                         Advisory             and expense             and expense
Fund name                                     fee         reimbursements)         reimbursements)
-------------------------------------------------------------------------------------------------
Guardian Stock Fund                         0.50%                   0.02%                   0.52%
-------------------------------------------------------------------------------------------------
Guardian Small Cap Stock Fund               0.75%                   0.14%                   0.89%
-------------------------------------------------------------------------------------------------
Guardian Bond Fund                          0.50%                   0.05%                   0.55%
-------------------------------------------------------------------------------------------------
Guardian Cash Fund                          0.50%                   0.03%                   0.53%
-------------------------------------------------------------------------------------------------
Baillie Gifford International Fund          0.80%                   0.18%                   0.98%
-------------------------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund                                1.00%                   0.49%                   1.49%
-------------------------------------------------------------------------------------------------
Value Line Centurion Fund(1)                0.50%                   0.09%                   0.59%
-------------------------------------------------------------------------------------------------
Value Line Strategic Asset
Management Trust(1)                         0.50%                   0.08%                   0.58%
-------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                  1.00%                   0.12%                   1.12%
-------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                  0.75%                   0.10%                   0.85%
-------------------------------------------------------------------------------------------------
MFS Total Return Series(1)                  0.75%                   0.25%                   1.00%
-------------------------------------------------------------------------------------------------
MFS Growth With Income Series(1)            0.75%                   0.20%                   0.95%
-------------------------------------------------------------------------------------------------
MFS Bond Series(1)                          0.60%                   0.40%                   1.02%
-------------------------------------------------------------------------------------------------
American Century VP Value Fund(1)           1.00%                     --                    1.00%
-------------------------------------------------------------------------------------------------
American Century VP
International Fund(1)                       1.47%                     --                    1.47%
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          0.62%                   0.05%                   0.67%
-------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                         0.61%                   0.05%                   0.66%
-------------------------------------------------------------------------------------------------
Fidelity VIP III Growth
Opportunities Portfolio(1)                  0.59%                   0.11%                   0.70%
-------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
Portfolio(1)                                0.49%                   0.08%                   0.57%
-------------------------------------------------------------------------------------------------
Fidelity VIP High Income
Portfolio(1)                                0.58%                   0.12%                   0.70%
-------------------------------------------------------------------------------------------------
Fidelity VIP II Index
500 Portfolio(1)                            0.24%                   0.04%                   0.28%
-------------------------------------------------------------------------------------------------

(1)   See Notes to fees and expense table


                                                         -----------------------
                                                         P R O S P E C T U S  35
                                                         -----------------------

Notes to fees and expense table

The expenses for MFS Growth With Income Series, MFS Total Return Series, and MFS Bond Series reflect an agreement with the adviser to these series that the adviser will bear the expenses of the series, exclusive of the advisory fee and subject to reimbursement, so that operational expenses will not exceed 0.25% of the average daily net assets of the Growth With Income Series and Total Return Series, and 0.40% of the average daily net assets of the Bond Series for the fiscal year ended December 31, 1998. These agreements are also in effect for the current fiscal year. Without these agreements, total expenses for the year ended December 31, 1998 would be i) 0.88% for the MFS Growth With Income Series and 0.91% for the MFS Total Return Series, because of reimbursement to the adviser of previous years' expense payments, and ii) 1.23% for the MFS Bond Series. An agreement to limit the Emerging Growth Series' operational expenses to 0.25% of the average daily net assets of the Fund is also in effect.

Although the MFS Bond Series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the Series with its custodian, the Series' expenses are calculated without reduction for this expense offset arrangement pursuant to SEC requirements. Thus the total expenses for the Bond Series are shown as 1.02%.

The percentages for the Fidelity VIP II Index 500 Portfolio reflect the voluntary agreement by the portfolio's adviser to bear expenses for the portfolio, subject to reimbursement, so that the portfolio's total expenses will not exceed 0.28%. Without this agreement, the total expenses for the portfolio would have been 0.35%. The Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income and Fidelity VIP High Income Portfolios have entered into varying arrangements with third parties who either paid or reduced a portion of the expenses. The Fidelity management fees for the Growth Opportunities, Equity-Income and High Income Portfolios consist of a group fee rate and an individual fee rate. The fee shown here adds these components and multiplies the result by the portfolio's average net assets. Please see the Fidelity prospectuses for a complete explanation of the applicable portfolio management fees and expenses.


-----------------------
36  P R O S P E C T U S
-----------------------

The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 1998, we were reimbursed $713,798 by Value Line Strategic Asset Management Trust, and $502,625 by Value Line Centurion Fund.

We have also entered into agreements with certain fund advisers under which we will be reimbursed for certain administrative, distribution or other expenses that we incur as a result of offering certain funds, including the MFS and American Century funds, to our policyowners. The amount of compensation may be based on assets of the fund attributable to policies we issue and may vary from adviser to adviser.


                                                         -----------------------
                                                         P R O S P E C T U S  37
                                                         -----------------------

--------------------------------------------------------------------------------
      YOUR ALLOCATION OPTIONS
--------------------------------------------------------------------------------

AS PART OF YOUR POLICY you are able to direct where a portion of your premiums are allocated. There are several variable investment options and a fixed-rate option. You may choose up to seven allocation options at any time.
--------------------------------------------------------------------------------

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your net premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed policy account value for the portion of your policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your net premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use them exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 21 investment divisions, each corresponding to a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC's Board of Directors on February 27, 1997 under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws. Our Separate Account is registered with the SEC as a unit investment trust - a type of investment company under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where the company is authorized to do business.

GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting policy account values maintained in the variable investment options are not available to meet the claims of GIAC's general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC's direct contributions to the Account, accumulated charges for mortality and expense risks or the investment results attributable to GIAC's retained assets. Because such retained assets do not support policy account values, GIAC may transfer them from the Separate Account to its general account.


-----------------------
38  P R O S P E C T U S
-----------------------

Each mutual fund is described briefly below. Complete information can be found in the accompanying fund prospectuses.

The Funds

Each of the funds corresponding to a variable investment option is either an open-end diversified management company or a series of an open-end diversified management company registered with the Securities and Exchange Commission. The funds don't charge us for buying or selling their shares, allowing us to buy and sell them at their net asset value in response to your instructions and other policy-related transactions.

Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. For more information see Rights reserved by GIAC, and the prospectuses for the individual mutual funds.

Investment objectives and policies of the funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser's other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund's investment objective, along with the typical investments that make up that fund.


                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  39
                                                         -----------------------

Summary of fund objectives and policies

Fund                   Investment objective           Typical investments
--------------------------------------------------------------------------------
Guardian Stock Fund    Long-term growth of capital    U.S. common stocks
--------------------------------------------------------------------------------
Guardian Small Cap     Long-term growth of capital    U.S.common stocks of
Stock Fund                                            companies with small
                                                      market capitalization
--------------------------------------------------------------------------------
Guardian Bond Fund     Maximum income without         Investment grade debt
                       undue risk of principal        obligations
--------------------------------------------------------------------------------
Guardian Cash Fund     High level of current income;  Money market instruments
                       preservation of capital
--------------------------------------------------------------------------------
Baillie Gifford        Long-term capital              Common stocks and
International Fund     appreciation                   convertible securities
                                                      issued by foreign
                                                      companies
--------------------------------------------------------------------------------
Baillie Gifford        Long-term capital              Common stocks and
Emerging Markets       appreciation                   convertible securities of
Fund                                                  emerging market companies
--------------------------------------------------------------------------------
Value Line Centurion   Long-term growth of capital    U.S. common stocks (with
Fund                                                  selections based on
                                                      rankings by the Value
                                                      Line ranking system)
--------------------------------------------------------------------------------
Value Line Strategic   High total investment return   U.S. common stocks (with
Asset Management       consistent with reasonable     elections on rankings by
Trust                  risk                           the Value Line ranking
                                                      system), bonds and money
                                                      market instruments
--------------------------------------------------------------------------------
Gabelli Capital Asset  Growth of capital; current     U.S. common stocks and
Fund                   income as a secondary          convertible securities
                       objective
--------------------------------------------------------------------------------
MFS Emerging Growth    Long-term growth of capital    U.S. common stocks of
Series                                                emerging growth companies
--------------------------------------------------------------------------------
MFS Total Return       Above-average income           Equity securities and
Series                 (compared to a portfolio       non-convertible fixed
                       invested entirely in           income securities
                       equity securities)
                       consistent with prudent
                       employment of capital,
                       and secondarily to
                       provide a reasonable
                       opportunity for growth of
                       capital and income
--------------------------------------------------------------------------------
MFS Growth With Income Reasonable current income      Equity securities issued
Series                 and long-term growth of        by U.S. and foreign
                       capital and income             companies
--------------------------------------------------------------------------------


-----------------------
40  P R O S P E C T U S
-----------------------

Fund                   Investment objective           Typical investments
--------------------------------------------------------------------------------
MFS Bond Series        As high a level of             Convertible and
                       current income as is           non-convertible debt
                       believed consistent with       securities and preferred
                       prudent investment risk        stocks; U.S. government
                       and secondarily to             securities; commercial
                       protect shareholders'          paper; repurchase
                       capital                        agreements, cash or cash
                                                      equivalents
--------------------------------------------------------------------------------
American Century VP    Long-term capital growth       Equity securities of
Value Fund             with income as a               well-established
                       secondary objective            intermediate-to-large
                                                      companies whose
                                                      securities are believed
                                                      to be undervalued
--------------------------------------------------------------------------------
American Century VP    Capital growth                 International common
International Fund                                    stocks with potential
                                                      for appreciation
--------------------------------------------------------------------------------
AIM V.I. Capital       Growth of capital through      Common stocks of medium
Appreciation Fund      investments in common          and small-sized growth
                       stocks, with emphasis on       companies
                       medium and small-sized
                       growth companies
--------------------------------------------------------------------------------
AIM V.I. Value Fund    Long-term growth of            Equity securities judged
                       capital by investing           by the fund's adviser to
                       primarily in under-            be undervalued
                       valued equity securities
                       with income as a
                       secondary objective
--------------------------------------------------------------------------------
Fidelity VIP III       Capital growth                Common stocks
Growth Opportunities
Portfolio
--------------------------------------------------------------------------------
Fidelity VIP Equity-   Reasonable income with         Income-producing equity
Income Portfolio       capital appreciation as a      securities
                       secondary objective
--------------------------------------------------------------------------------
Fidelity VIP High      High level of current         High-yielding debt
Income Portfolio       income                        securities with an
                                                     emphasis on lower-quality
                                                     securities
--------------------------------------------------------------------------------
Fidelity VIP II        Total return that             Equity securities of
Index 500 Portfolio    corresponds to that of        companies that compose
                       the Standard & Poor's 500     the Standard & Poor's 500
                       Index                         and in other instruments
                                                     that are based on the
                                                     value of the Index
--------------------------------------------------------------------------------


                                                         -----------------------
                                                         P R O S P E C T U S  41
                                                         -----------------------

--------------------------------------------------------------------------------
      Total returns do not reflect deductions

      These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or deductions from the Separate Account. Including the effects of these deductions reduces returns. See Special terms used in this prospectus and Deductions and charges for additional information.
--------------------------------------------------------------------------------

Investment performance of the Funds

The table below shows the average annual total returns for the mutual funds for years ended December 31, 1998. The performance figures reflect the deduction of fund investment advisory fees and operating expenses, and assume that any dividends and capital gains are reinvested in the fund. These figures do not reflect how the funds' investment performance will affect the value of your policy, because they do not take into account the insurance and other charges we deduct from your policy. If these charges were taken into account, total returns for each fund would be lower Also, past returns should not be used to predict future performance. Total returns for The Guardian Cash Fund are not presented here.

                                                Years ended December 31, 1998
                                             ----------------------------------

Fund name                                                                 Since
and inception date                           1 Year 5 Years 10 Years  inception
-------------------------------------------------------------------------------
Guardian Stock Fund (1)
(4/13/83)                                    19.86%  22.35%   19.32%     17.99%
-------------------------------------------------------------------------------
Guardian Small Cap
Stock Fund (1)
(7/16/97)                                    (5.75%)    N/A      N/A      7.20%
-------------------------------------------------------------------------------
Guardian Bond Fund (1)
(5/1/83)                                      8.10%   6.59%    8.77%     9.29%
-------------------------------------------------------------------------------
Baillie Gifford
International Fund
(2/8/91)                                     21.17%  11.90%      N/A     13.36%
-------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund
(10/17/94)                                  (26.77%)    N/A      N/A     (4.78%)
-------------------------------------------------------------------------------
Value Line Centurion Fund
(11/15/83)                                   27.47%  19.99%   19.78%     14.96%
-------------------------------------------------------------------------------
Value Line Strategic Asset
Management  Trust
(10/1/87)                                    27.45%  15.87%   17.05%     15.48%
-------------------------------------------------------------------------------
Gabelli Capital Asset Fund (2)
(5/1/95)                                     11.67%     N/A      N/A     19.40%
-------------------------------------------------------------------------------
MFS Emerging Growth Series (3)
(7/24/95)                                    34.16%     N/A      N/A     26.55%
-------------------------------------------------------------------------------
MFS Total Return Series (3)
(1/2/95)                                     12.33%     N/A      N/A     18.73%
-------------------------------------------------------------------------------
MFS Growth With
Income Series (3)
(10/9/95)                                    22.32%     N/A      N/A     25.98%
-------------------------------------------------------------------------------
MFS Bond Series (3)
(10/24/95)                                    6.79%     N/A      N/A      6.90%
-------------------------------------------------------------------------------


-----------------------
42  P R O S P E C T U S
-----------------------

                                                 Years ended December 31, 1998
                                              ----------------------------------

Fund name                                                                  Since
and inception date                            1 Year 5 Years 10 Years  inception
--------------------------------------------------------------------------------
American Century VP
Value Fund
(5/1/96)                                       4.81%     N/A      N/A     15.94%
--------------------------------------------------------------------------------
American Century VP
International Fund
(5/1/94)                                      18.76%     N/A      N/A     12.30%
--------------------------------------------------------------------------------
AIM V.I. Value Fund (4)
(5/5/93)                                      32.41%  21.70%      N/A     21.90%
--------------------------------------------------------------------------------
AIM V.I. Capital
Appreciation Fund (4)
(5/5/93)                                      19.30%  17.23%      N/A     18.77%
--------------------------------------------------------------------------------
Fidelity VIP III Growth
Opportunities Portfolio (5)
(1/3/95)                                      24.61%     N/A      N/A     26.26%
--------------------------------------------------------------------------------
Fidelity VIP Equity-
Income Portfolio (5)
(10/9/96)                                     11.63%  18.77%   15.62%     14.41%
--------------------------------------------------------------------------------
Fidelity VIP High Income
Portfolio (5) (9/19/85)                       (4.33%)  8.80%   11.08%     11.09%
--------------------------------------------------------------------------------
Fidelity VIP II Index
500 Portfolio (5)
(8/27/92)                                     28.31%  23.72%      N/A     21.16%
--------------------------------------------------------------------------------

These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or deductions from the Separate Account. Including the effects of these deductions reduces returns. See Special terms used in this prospectus and Deductions and charges for additional information.

1 Results for The Guardian Bond Fund and The Guardian Stock Fund reflect effects of expense reimbursements that occurred during the years ended December 31, 1984 and 1985. Without these expense reimbursements, results for these funds would be lower. The inception date for The Guardian Small Cap Stock Fund is the date of commencement of the public offering of the fund.

2 For the period from May 1, 1995 through December 31, 1995, the Manager and the Adviser of Gabelli Capital Asset Fund absorbed a portion of the fund's operating expenses. Total returns for this period would have been lower if these expenses had not been absorbed.

3 Total returns for the MFS Growth With Income Series, Emerging Growth Series, Bond Series and Total Return Series reflect the agreement by the series' Adviser to bear expenses for the series, subject to reimbursement by the series, such that the operational expenses shall not exceed, for the Growth With Income, Emerging Growth, and Total Return Series, 0.25%, and for the Bond Series, 0.40% of the average daily net assets of the series for each fiscal year since inception. In the absence of this agreement, except where a series is reimbursing its adviser for previous years' expense payments on its behalf, total returns would be lower.

4 Total returns for AIM V.I. Value Fund and AIM V.I. Capital Appreciation Fund reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements total returns would have been lower.

5 Total returns for the Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income, Fidelity VIP High Income and Fidelity VIP II Index 500 Portfolios reflect the reimbursement of certain fund expenses by the Adviser during certain periods and/or the effects of varying arrangements with third parties who either paid or reimbursed a portion of the fund's expenses. In the absence of these arrangements total returns would have been lower.


                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  43
                                                         -----------------------

The funds' investment advisers

All of the funds' investment advisers are registered as investment advisers under the Investment Advisers Act of 1940 (Advisers Act).

Guardian Investor Services Corporation

The Guardian Stock Fund, The Guardian Small Cap Stock Fund, The Guardian Bond Fund and The Guardian Cash Fund (the Guardian funds) are advised by Guardian Investor Services Corporation (GISC), 7 Hanover Square, New York, New York, 10004. GISC is wholly owned by GIAC.

Guardian Baillie Gifford Limited

Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund are advised by Guardian Baillie Gifford Limited (GBG), 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. GBG is a member of Great Britain's Investment Management Regulatory Organization Limited (IMRO). GBG was incorporated in Scotland by GIAC and Baillie Gifford Overseas Limited (BG Overseas) in November 1990. BG Overseas is wholly owned by Baillie Gifford & Co., which is currently one of the largest investment management partnerships in the United Kingdom.

Baillie Gifford Overseas Limited

GBG has appointed BG Overseas to serve as sub-investment adviser to Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund. Like GBG, BG Overseas is located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. BG Overseas is also a member of IMRO. No separate or additional fee is paid by the fund to BG Overseas.

Value Line, Inc.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund are advised by Value Line, Inc., 220 East 42nd Street, New York, New York 10017.

Gabelli Funds, Inc.

Gabelli Capital Asset Fund is managed by GISC, which has appointed Gabelli Funds, Inc. (GFI) as the investment adviser to the Fund. GFI has its principal offices at One Corporate Center, Rye, New York 10580. No separate or additional fee is paid by the Fund to GFI.


-----------------------
44  P R O S P E C T U S
-----------------------

Massachusetts Financial Services Company

MFS Growth With Income Series, MFS Emerging Growth Series, MFS Bond Series and MFS Total Return Series are advised by Massachusetts Financial Services Company
(MFS), 500 Boylston Street, Boston, MA. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which is itself an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada.

American Century Investment Management, Inc.

The American Century VP Value Fund and the American Century VP International Fund are advised by American Century Investment Management, Inc., American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

A I M Advisors, Inc.

AIM V.I. Value Fund and AIM V.I. Capital Appreciation Fund are advised by A I M Advisors, Inc. (AIM), 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Fidelity Management & Research Company

The Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP II Index 500 Portfolio are advised by Fidelity Management & Research Company (FMR), 82 Devonshire Street, Boston, Massachusetts 02109.

On behalf of the Fidelity VIP High Income and Fidelity VIP III Growth Opportunities Portfolios, FMR has sub-advisory agreements with two affiliates, FMR U.K. and FMR Far East. No separate or additional fee is paid by the portfolios to the sub-adviser.

Bankers Trust Company (BT) has been appointed sub-adviser to the Fidelity VIP II Index 500 Portfolio. BT, a New York Banking Corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. No separate or additional fee is paid by the Portfolio to BT.

                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  45
                                                         -----------------------

      Fixed-rate option
--------------------------------------------------------------------------------
      The net premiums you allocate to the fixed-rate option earn a set rate of interest. Your policy account value in the fixed-rate option is backed by GIAC's general account.

THE FIXED-RATE OPTION

The net premiums you allocate to the fixed-rate option earn a set rate of interest. You may allocate some or all of your net premiums to the fixed-rate option, and may transfer some or all of your investments in the variable investment options into the fixed-rate option. There are restrictions on making transfers out of the fixed-rate option. See Transfers between the investment options. Your policy account value in the fixed-rate option is backed by GIAC's general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

o the portion of your net premiums and any loan repayments that you have allocated to this option, plus

o any amounts that you have transferred to this option from the variable investment options, plus

o     the interest paid on your policy account value in this option, minus

o any deductions or withdrawals from the fixed-rate option, including applicable charges.

You earn interest at a guaranteed rate, from the date of transfer or allocation until your next policy anniversary, at which time the interest rate for the total amount you have invested in the fixed-rate option is set for the coming year. Because different interest rates may be in effect as you make transfers and contributions throughout the year, your effective interest rate for that year may be a weighted average of the different rates which apply to the portions of your policy account value in the fixed-rate option. Interest accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. The minimum annual interest rate for the fixed-rate option is 4%. We will tell you of any changes in the current interest rate for the fixed-rate option as they occur. We are not obliged to pay more than 4% in interest, although we may choose to do so.


-----------------------
46  P R O S P E C T U S
-----------------------

--------------------------------------------------------------------------------
      SPECIAL FEATURES OF YOUR POLICY
--------------------------------------------------------------------------------

      Policy loans
--------------------------------------------------------------------------------
      While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan.

POLICY LOANS

While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan. Your policy's loan value is:

o 90% of the cash surrender value of your policy on the date we receive your written request, minus

o     the amount of any outstanding policy debt.

The minimum loan amount is $500, or the total net cash surrender value of your policy, whichever is less. Generally, we will pay loan proceeds to you within seven days of receiving your request (see Policy proceeds for exceptions to this general rule).

We will transfer the amount of your loan first proportionately from your policy account value in the variable investment options, and if this is insufficient, from your policy account value in the fixed-rate option, into our Loan Collateral Account.

When taking out a policy loan, you should consider:

o amounts transferred out of the variable and fixed-rate options and into our Loan Collateral Account are no longer affected by the investment experience, positive or negative, of those allocation options

o as a result, taking a policy loan will have a permanent effect on your policy account value, even once the loan is repaid in full

o the amount of your policy that is available for withdrawal or surrender, and your policy's death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any policy debt

o if your policy is considered to be a modified endowment contract under the Internal Revenue Code, there may be tax consequences associated with taking a policy loan. See Tax considerations for a discussion of modified endowment contracts and the effects on policy loans

Interest on your policy loan

We charge interest at an annual rate of 8% on all outstanding policy debt, payable in arrears, until either the 20th anniversary of your policy or the insured's attained age 65, whichever is later. After this point the annual rate falls to 5% for all existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, we will transfer the interest that you owe first proportionately from your policy account value in the variable investment options, and if this is insufficient, from the fixed-rate option, into our Loan Collateral Account, and add that interest to your policy debt.


                                                         -----------------------
                                                         P R O S P E C T U S  47
                                                         -----------------------

      Interest on policy loans
--------------------------------------------------------------------------------
      We charge interest at an annual rate of 8% on all outstanding policy debt, payable in arrears, until either the 20th anniversary of your policy or the insured's attained age 65, whichever is later. After this point the annual rate falls to 5% for all existing and new policy loans.

The investments in the Loan Collateral Account will earn interest at a minimum annual rate of 2% below the current loan interest rate. Although this means that you are effectively paying a maximum of 2% interest on your policy loans, you are expected to pay the loan interest charged, when it is due.

Repaying your policy loan

You may repay all or part of any outstanding policy debt at any time while the insured is alive and the policy is in force. The minimum loan repayment amount is $100 or the outstanding balance of your policy debt, whichever is lower.

If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any policy debt. We will then increase the amount payable to the beneficiary by the amount of your repayment.

When you make a loan repayment, we transfer out of the Loan Collateral Account the amount of your repayment, minus a proportional amount of any accrued interest owing, plus a proportional amount of any accrued interest we owe you on the amount that was being held in the Loan Collateral Account. Your repayment will be credited first to the fixed-rate option, up to the amount that was deducted for your loan, then into the variable investment options according to your current allocation instructions. The amount credited to the fixed-rate option will earn the interest rate in effect at that time until the next policy anniversary.

Transfers under your policy that are made in connection with policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than premium payments.

If, on any monthly date, you owe more in loans and interest than your cash surrender value, we will notify you that a loan repayment is required for your policy to remain in force. Your policy will lapse without value 61 days after the default date set out in our notice if we do not receive:

o the amount by which your policy debt exceeds the cash surrender value on the monthly date in question, plus

o     10% of the cash surrender value on that monthly date.

If the insured dies after we have sent this notice, but before the 61 days are up, we will pay the beneficiary the death benefit proceeds, minus any policy debt and unpaid interest. There may be adverse tax consequences if your policy lapses and you have outstanding policy debt.


-----------------------
48  P R O S P E C T U S
-----------------------

      Decreasing the face amount
--------------------------------------------------------------------------------
      After the first year of your policy, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity.

DECREASING THE FACE AMOUNT

After the first year of your policy, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity. To do this we require that:

o     you make your request in writing and we receive it at our executive office

o     the insured is alive when we receive your request

o the reduction is at least $5,000 unless it is caused by a partial withdrawal, in which case the partial withdrawal rules apply

o the new face amount is not lower than our minimum face amount, currently $100,000, and

o the monthly deductions are not currently being waived under a waiver of monthly deductions rider.

We reduce your face amount on the monthly date coinciding with or next following the date we approve your request. If you reduce the face amount in the first 15 years of your policy, or within 15 years of increasing the face amount, we will deduct a surrender charge from your policy account value. To calculate the surrender charge for this transaction, we add the surrender charge associated with the initial face amount and the surrender charges for any policy segments that are being decreased.

Your death benefit option will determine how your policy is affected by a reduction in the face amount due to a partial withdrawal:

o under Option 1, a partial withdrawal will typically cause an immediate reduction in your policy's face amount

o under Option 2, a partial withdrawal will not reduce your policy's face amount. However, the amount of your death benefit will decline with each partial withdrawal.

If you have made one or more increases to the initial face amount by adding policy segments and then request a face amount decrease, we will apply the decrease to your policy segments first. We start with the most recent policy segment, followed by the next most recent and so on and finally against the initial face amount.


                                                         -----------------------
                                                         P R O S P E C T U S  49
                                                         -----------------------

When you reduce your policy's face amount, we reduce the premiums, benefits and certain charges that are calculated using the face amount. These include:

o     your minimum annual premium

o     surrender charges

o     policy account value

o     your monthly deductions

o     your target premiums, and

o     any additional rider coverage.

We will send you new policy pages reflecting the changes resulting from your reduction in the face amount.

Reducing the face amount of your policy may cause it to be considered a modified endowment contract under the Internal Revenue Code. See Tax considerations. If you reduce the face amount, we'll monitor premium payments to make sure they conform to the requirements of Section 7702 of the Code.

You can also reduce or cancel coverage provided by the level target death benefit term rider. This does not affect the face amount of your policy. Likewise, you can decrease the face amount of your policy without reducing the coverage of your term rider.

There is no surrender charge if you reduce your coverage under the term rider. That could make it a cheaper option than decreasing the face amount of your policy. On the other hand, decreasing the face amount of your policy could result in lower cost of insurance charges. Consult your sales representative for advice on which option may be best for you. See Appendix C for more information on the level target death benefit term rider.


INCREASING THE FACE AMOUNT

On each policy anniversary you may ask us to increase your policy's face amount, up to the anniversary closest to the insured's 70th birthday. To do this we require that:

o you make your request in writing and we receive it at our executive office at least 30 days before your policy anniversary

o     you prove that the insured meets our insurance requirements

o     the increase be for at least $10,000, and

o the monthly deductions are not currently being waived under a waiver of monthly deductions rider.


-----------------------
50  P R O S P E C T U S
-----------------------

If we approve the increase, it will take effect on the policy anniversary after we receive the request, provided the insured is alive on that date. We'll send you revised policy pages reflecting the changes to your policy.

We'll issue the increase in the form of a separate policy segment. Each policy segment has its own underwriting class, rate for cost of insurance, surrender charges, policy administration charge, premium charge and target premium.

After an increase in the face amount takes effect, we will allocate premium payments first to the initial face amount and then to each policy segment, starting with the oldest policy segment and ending with the most recent one. We'll allocate premiums in such a way that they won't exceed the annual target premium for the initial face amount or for each policy segment. When the sum of the premiums paid during a policy year exceed the target premium for the initial face amount, we will allocate the excess to the first policy segment. If the premiums you pay during a policy year exceed the target premiums for all the policy segments and the initial face amount, we'll allocate the excess proportionately among the target premium for the initial face amount and each policy segment.

If you increase the face amount of your policy, it will be subject to new surrender charges. We'll calculate the surrender charges as if you had bought a new policy for the increase in the face amount. A new 15-year surrender charge will apply to the policy segment that increased the face amount. We'll notify you about the new surrender charge after any increase in the face amount.

As with buying a policy, you have a right to cancel any increase in the face amount within certain limitations. See Right to cancel.

You don't have to pay an additional premium to increase the face amount. However, you may have to make a premium payment to prevent the policy from going into default. That's because the new surrender charges triggered by an increase in the face amount would automatically reduce the net cash surrender value of the policy. Depending on your circumstances, a premium payment may be necessary to keep the net cash surrender value above zero.


                                                         -----------------------
                                                         P R O S P E C T U S  51
                                                         -----------------------

      Partial withdrawals
--------------------------------------------------------------------------------
      After the first year of your policy, you may withdraw part of your policy's net cash surrender value. The minimum net partial withdrawal is $500.

PARTIAL WITHDRAWALS

After the first year of your policy, you may withdraw part of your policy's net cash surrender value. You must make your request for withdrawal in writing, and the insured must be alive when you make the withdrawal. The minimum net partial withdrawal is $500. We have the right to limit the number of partial withdrawals you make in a policy year to 12.

If we approve your request, it will be effective as of the business day we receive it at our executive office. The proceeds will normally be paid within seven days of the time we receive your request. For exceptions to this general rule see Policy proceeds. We will not approve or process a partial withdrawal if, after all related charges:

o your remaining net cash surrender value would be insufficient to cover three monthly deductions, or

o if you have chosen death benefit option 1, the partial withdrawal would cause your policy's face amount to fall below our minimum face amount.

We will tell you if these conditions apply.

We will deduct a surrender charge if your partial withdrawal causes a reduction in the initial face amount, or the face amount of any policy segment, during the first 15 years. See Transaction deductions from the policy account value and Reducing the face amount. The face amount will be reduced by the amount of any partial withdrawal that exceeds your policy's free withdrawal amount, plus any applicable surrender charge. If you have increased your policy's face amount by adding policy segments, we will reduce the face amount starting with the most recent policy segment, and ending with your initial face amount.

We will calculate the amount that is eligible for a free partial withdrawal on the date we receive your request. This amount will be affected by whether you chose the Cash Value Test or the Guideline Premium Test to calculate your minimum death benefit when you began your policy.

If you chose the Cash Value Test to calculate your minimum death benefit the amount of your free partial withdrawal will be calculated as any positive amount resulting from:

o     your policy account value, minus

o your policy's face amount multiplied by the net single premium outlined in your policy. If your request is not made on a policy anniversary, we will calculate your net single premium by comparing the net single premiums on your last and upcoming policy anniversaries, and adjusting for the number of days that your request is between these two dates.


-----------------------
52  P R O S P E C T U S
-----------------------

If you chose the Guideline Premium Test the amount of your free partial withdrawal will be calculated as any positive amount resulting from:

o     your policy account value, minus

o your policy's face amount divided by the death benefit factor outlined in your policy.

We will deduct the amount of your withdrawal and any charges as follows:

o     first, from the variable investment options that you specify

o if this amount is insufficient to meet your withdrawal request plus applicable charges, or you have not specified a particular variable investment option, then proportionately from the other variable investment options in which your policy is invested

o if these amounts are still insufficient to meet your withdrawal request, the remainder of the withdrawal will be deducted from your policy account value in the fixed-rate option.

In addition to reducing your net cash surrender value, partial withdrawals reduce the amount of your policy's death benefit on a dollar-for-dollar basis, as follows:

o under Option 1, each partial withdrawal will typically cause an immediate equal reduction in the face amount

o under Option 2, the reduction in your death benefit will generally be the same as the reduction in your policy's net cash surrender value.

The tax consequences of making partial withdrawals are discussed under Tax considerations.


                                                         -----------------------
                                                         P R O S P E C T U S  53
                                                         -----------------------

      Surrendering your policy
--------------------------------------------------------------------------------
      You may surrender your policy for its net cash surrender value while the insured is alive. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request.

SURRENDERING YOUR POLICY

You may surrender your policy for its net cash surrender value while the insured is alive. We will calculate your policy's net cash surrender value on the business day we receive your written request, which must include your policy, or an acceptable affidavit confirming that you've lost your policy, at our executive office. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request. Your policy's net cash surrender value will be calculated as follows:

o your policy account value, including any amount held in the Loan Collateral Account, minus

o     any surrender charge, minus

o     any outstanding policy debt.

Your total surrender charges will be the total of the surrender charges for the initial face amount, and for any policy segments. See Deductions and charges. A surrender is not eligible for the free partial withdrawal benefit described above.

--------------------------------------------------------------------------------
EXAMPLE

Surrender in policy year 5
--------------------------------------------------------------------------------
Male insured, Age 35
--------------------------------------------------------------------------------
Preferred Plus Underwriting Class
--------------------------------------------------------------------------------
Face Amount $250,000
--------------------------------------------------------------------------------
Annual Policy Premium $2,007.50
--------------------------------------------------------------------------------
Assuming 6% hypothetical gross return: (4.29% net return)
(See Appendix A)
--------------------------------------------------------------------------------

Policy Account Value                                         $8,217.54
-----------------------------------------------    -----------------------------
Surrender Charge                                                (2,750)
-----------------------------------------------    -----------------------------
Policy Debt                                                          0
-----------------------------------------------    =============================
Net Cash Surrender Value                                     $5,467.54
--------------------------------------------------------------------------------

All insurance coverage will end on the day we calculate your policy's net cash surrender value. For a discussion of the tax consequences of surrendering your policy, see Tax considerations.


-----------------------
54  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

      Transfers
--------------------------------------------------------------------------------

      You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

TRANSFERS BETWEEN THE INVESTMENT OPTIONS

You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the business day on which we receive your instructions, either in writing or by telephone. You can request a transfer by writing to our executive office or by calling 1-800-935-4128. Written requests that are received after 4:00 p.m. New York time will be effective on the next business day. Before you can request transfers over the telephone, you must first send us a written authorization form.

Your policy account value may not be invested in more than seven of our allocation options at any one time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower. If you make more than twelve transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We also reserve the right to limit you to one transfer every 30 days. We do not currently charge for additional transfers. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below.

We will accept transfer instructions by telephone between 9:00 a.m. and 3:30 p.m. New York time on each business day. We will ask callers to provide identification and a personal security code for the policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, you bear the risk of any losses caused by unauthorized or fraudulent telephone transactions.

The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.

TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your policy account value out of the fixed-rate option once each policy year. We must receive your request within 30 days of your policy anniversary. If we receive your request in the 30 days before your policy anniversary, we will make the transfer on your policy anniversary. If we receive your request in the 30 day period after your policy anniversary, we will make the transfer on the business day we receive your request. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  55
                                                         -----------------------

      Dollar cost averaging
--------------------------------------------------------------------------------

      Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. However, this strategy cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

When you request a transfer from the fixed-rate option, the amounts that you have held in the fixed-rate option longest will be withdrawn first.

The maximum that you may transfer out of the fixed-rate option each policy year is either 33 1/3% of your allocation in the fixed-rate option on the policy anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount.

DOLLAR COST AVERAGING TRANSFER OPTION

Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging, you purchase more units in the variable investment options when their share prices are low, and fewer units when prices are higher. In this way, dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. However, this strategy cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in, and it must remain in effect for at least 12 months. Amounts will be transferred automatically on each monthly date from The Guardian Cash Fund into the variable investment options you have chosen.

Before the program can begin, you must submit an authorization form. Your policy account value in The Guardian Cash Fund must also equal your monthly transfer amount multiplied by the number of months you have chosen (for example, $100 per month x 12 months = $1,200). We will tell you if you have not met this requirement, and will not begin the program until you have. You can extend the dollar cost averaging program beyond the initial number of months chosen by adding to your policy account value in The Guardian Cash Fund.

We will stop your dollar cost averaging program when:

o the period of time listed on your dollar cost averaging authorization form ends

o your policy account value in The Guardian Cash Fund is insufficient to cover your monthly investment in the variable investment options you have chosen. If this happens we will divide what you do have in The Guardian Cash Fund among the variable investment options you have chosen, leaving a balance of zero in The Guardian Cash Fund


-----------------------
56  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

o you tell us in writing to end the program, and we receive this notice at least three days before the next monthly date

o     your policy lapses or you surrender it, or

o     a policy value option takes effect.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at least three days before your policy's next monthly date.

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under Death benefit options, and is payable when we receive proof that the insured has died while the policy was in effect. It will include:

o     the death proceeds based on the death benefit option you have chosen, plus

o the proceeds of any coverage you have added to your policy through riders, minus

o     any outstanding policy debt or monthly deductions.

We may adjust the death proceeds paid to the beneficiaries if:

o     the age or sex listed on the policy application is incorrect

o the insured commits suicide within two years of the policy issue date, a change in the face amount, or the date a change in the death benefit from Option 1 to Option 2 takes effect (but only for any increase in the death benefit over your policy's face amount that was a result of the change)

o     there are limits imposed by riders to the policy.

If the insured has reached the attained age of 100 or older, the death proceeds will be the policy account value minus any policy debt as of the date of their death.

The amount of all other transactions will be calculated at the end of the business day on which we receive the necessary instructions, information or documentation at our executive office.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  57
                                                         -----------------------

      Exchanging a policy
--------------------------------------------------------------------------------
      During the first 24 policy months, you may exchange your Park Avenue VUL policy for a fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements.

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:

o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted

o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable, or

o when one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares.

We will pay interest on the death proceeds from the variable investment options, from the date of the insured's death until the proceeds are paid, either in a lump sum or through a payment option.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest of at least 3% per year on payments that we delay for 30 days or more. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.

FIXED-BENEFIT INSURANCE DURING THE FIRST 24 MONTHS

During the first 24 policy months, you may exchange your Park Avenue VUL policy for a fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements. Under the new policy, your policy value will be held in the issuer's general account. Your face amount will be the same as under your Park Avenue VUL policy on the date you make the exchange. The insured's age when the Park Avenue VUL policy took effect will also be carried over. Before you can make any exchange, however, you must repay any outstanding policy debt on your Park Avenue VUL policy.


-----------------------
58  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

Depending on the amount being applied to the new policy, there may be a cost or a credit to be paid. The amount being applied to the new policy is calculated as the greater of:

o the cumulative premiums for your new policy with interest at 6% minus the cumulative policy premiums for your Park Avenue VUL policy with interest at 6%, or

o the guaranteed cash value of the new policy, minus the cash surrender value of your Park Avenue VUL policy on the exchange date. The cash value of your new policy will depend on its face amount, premium class, the insured's sex and his or her age on the original policy date.

If the greater of these two amounts is less than zero, the issuer of the new policy will pay you an exchange credit. If it is greater than zero, you will have to pay the issuer of your new policy the exchange cost.

The new policy will be issued and effective either on the business day that we receive your written exchange request at our executive office along with your policy, or on the date that any exchange cost owing is received by the issuer of your new policy, whichever is later.

Additional rider benefits are available only with the consent of the issuer of your new policy.

You should consult with legal and tax advisers before exchanging your policy.

      Payment options
--------------------------------------------------------------------------------
      You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options specified in the accompanying text.

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options listed below. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries may choose the payment options, up to one year after the insured's death. If you are surrendering your policy, you have 60 days after the proceeds of your policy become payable within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.

The proceeds of your policy must be paid to a 'natural person'. Payments will not be made to his or her estate if he or she dies before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens.


                                                         -----------------------
                                                         P R O S P E C T U S  59
                                                         -----------------------

The proceeds that we hold in order to make payments under the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option.

Under Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Under Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.

Under Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees. The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6, as well as the amount we pay if the payee cancels a payment option.


-----------------------
60  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

--------------------------------------------------------------------------------
      TAX CONSIDERATIONS
--------------------------------------------------------------------------------

      Tax status
--------------------------------------------------------------------------------
      To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. For example, the underlying investments must be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

THIS DISCUSSION of tax considerations for your Park Avenue VUL policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your policy is in force. You should consult a lawyer or tax adviser regarding your individual situation.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe it is reasonable to conclude that your policy should satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Park Avenue VUL policy, such as your flexibility to allocate premiums and the policy account value, have not been explicitly addressed in published rulings. While we believe that the policy does not give policyowners investment control over the Separate Account's assets, we reserve the right to modify the policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the investment divisions of our Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


                                                        ------------------------
                                                        P R O S P E C T U S   61
                                                        ------------------------

      Treatment of policy proceeds
--------------------------------------------------------------------------------
      We believe that the death benefits under your policy should be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies.

TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your policy should be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is not subject to federal income tax, but may be subject to federal estate taxes or generation skipping taxes.

Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. How this money is taxed depends on whether your policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. You should consult with a competent tax adviser to determine whether a policy transaction will cause your policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:

o money that you withdraw from your policy will generally be taxed only if the total that you withdraw exceeds your "basis" in the policy - the total amount that you have paid in premiums. The difference between what you have put in and what you take out will be taxed as ordinary income. When you withdraw money from your policy, your basis is reduced by any amount withdrawn that is not taxed

o if you surrender your policy, you will generally be taxed only on the amount by which the value of your policy, including any policy debt, is greater than your basis in the policy. The tax consequences of surrendering your policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible

o policy loans are generally not taxable because they must be paid back to your policy. The interest you pay on these loans is generally not tax deductible. However, if your policy lapses while you have an outstanding policy loan, you may have to pay tax on the amount that you still owe to your policy. The tax consequences of a policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small. You should consult a tax adviser regarding these consequences.

-----------------------
62  P R O S P E C T U S                       T A X  C O N S I D E R A T I O N S
-----------------------

If your policy is considered a modified endowment contract:

o all distributions including partial withdrawals, surrenders, assignments and policy loans will be taxed as ordinary income

o all modified endowment contracts issued by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution

o a 10% penalty tax will also apply to any taxable distribution unless it is made to a taxpayer who is 59 1/2 years of age or older; is attributable to a disability; or is received as substantially equal periodic payments made over the life of the taxpayer, or the life of the taxpayer and a beneficiary.

EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another, as long as the same person is being insured. Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. Your policy may also lose any "grandfathering" privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy. You should consult with a tax adviser if you are considering exchanging any life insurance policy.

POLICY CHANGES

We will make changes to policies and their riders where necessary to ensure that they continue to qualify as life insurance under the Internal Revenue Code, and policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators.

Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Park Avenue VUL policy, please consult a legal or tax adviser.


                                                        ------------------------
T A X  C O N S I D E R A T I O N S                      P R O S P E C T U S   63
                                                        ------------------------

      Transfer taxes
--------------------------------------------------------------------------------
      If you are both the policyowner and the insured, the death benefit under your Park Avenue VUL policy will generally be included in the value of your gross estate for federal estate tax purposes. If the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed.

ESTATE AND GENERATION SKIPPING
TRANSFER TAXES

If you are both the policyowner and the insured, the death benefit under your Park Avenue VUL policy will generally be included in the value of your gross estate for federal estate tax purposes. If you are not the insured, the policy will be included in your gross estate.

Also, if the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed.

The individual situation of a policyowner or beneficiary will determine how the ownership of a policy or the receipt of policy proceeds will affect their tax situation. Because the rules are complex, a legal or tax adviser should be consulted for specific information.

Other tax consequences

Park Avenue VUL policies can be used in various ways, including:

o     as non-qualified deferred compensation or salary continuance plans

o     in split-dollar insurance plans, and

o as part of executive bonus plans, retiree medical benefits plans, or other similar plans.

The tax consequences of these plans will vary depending on individual arrangements and circumstances. We recommend that anyone considering buying a Park Avenue VUL policy with the expectation of favorable tax consequences should consult with a qualified tax adviser before investing.

In addition, new rules have recently been passed by Congress relating to life insurance owned by businesses. Any business should consult with a qualified tax adviser before buying a policy, and before making any changes or transactions under the policy.


-----------------------
64  P R O S P E C T U S
-----------------------

      Possible tax law changes
--------------------------------------------------------------------------------
      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

GIAC'S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life.

We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the policy.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation skipping transfer taxes unless you tell us in writing that these taxes are not required.


                                                        ------------------------
T A X  C O N S I D E R A T I O N S                      P R O S P E C T U S   65
                                                        ------------------------

--------------------------------------------------------------------------------
      RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

      Assigning policy rights
--------------------------------------------------------------------------------
      You may assign the rights under your Park Avenue VUL policy to another person or business, subject to certain restrictions discussed in the accompanying text.

ASSIGNING THE RIGHTS TO YOUR POLICY

You may assign the rights under your Park Avenue VUL policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your policy's beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your policy's rights is legally valid.

The entity or person to whom you assign your rights may exercise all rights granted under the policy except the right to:

o     change the policyowner or beneficiary

o     change a payment option, and

o direct where your net premiums will be invested or make transfers among the fixed-rate and variable investment options.

VOTING RIGHTS

As explained in The variable investment options, we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds' shareholders.

Where we are required to by law, we will vote fund shares based on the instructions we receive from Park Avenue VUL policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund's directors, part of your policy account value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders' meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund, by the net asset value of the variable investment option's shares on that date.


-----------------------
66  P R O S P E C T U S                       T A X  C O N S I D E R A T I O N S
-----------------------

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund's investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners' voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund's investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See Rights reserved by GIAC. If a vote is required, you will be given one vote for every $100 of your policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners.

You do not have the right to vote on the operations of the fixed-rate option.

      Incontestability
--------------------------------------------------------------------------------
      Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years.

LIMITS TO GIAC'S RIGHT TO CHALLENGE A POLICY

Incontestability

Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due. If you change your policy's death benefit from Option 1 to Option 2, we have two years to challenge any increase in the death benefit that results from this change. If we are successful in our challenge, your death benefit will revert to what it would have been under Option 1.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the policy and any rider costs using the correct age or sex. Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Park Avenue VUL policy with the same benefits for men and women.


                                                        ------------------------
T A X  C O N S I D E R A T I O N S                      P R O S P E C T U S   67
                                                        ------------------------

Suicide exclusion

If the insured commits suicide within two years of the policy's issue date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of i) the net cash surrender value as of the date of death, or ii)

o     the policy premiums paid, minus

o     any policy debt, minus

o     any partial withdrawals and any related charges.

If the insured commits suicide within two years of an increase in your policy's death benefit due to a change from Option 1 to Option 2, the death benefit will be limited to the original death benefit under Option 1, plus the additional cost of insurance charges paid for the increased death benefit.

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of Park Avenue VUL policyowners and their beneficiaries, or are appropriate for the policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

o     operating the Separate Account in any form permitted by law

o taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act

o     de-registering the Separate Account under the 1940 Act

o transferring the assets from one division of the Separate Account into other divisions, or to one or more Separate Accounts, or to our general account, and adding, combining, or removing investment divisions in the Separate Account

o substituting the shares of one mutual fund held through the Separate Account for shares of a different class in the same mutual fund, shares of a different mutual fund, or any other investment allowed by law

o adding to, suspending or eliminating your ability to direct how your net premiums are invested, or to transfer your investments among the variable investment options or the fixed-rate option

o changing the way we make deductions or collect charges, consistent with the limits outlined in the policy


-----------------------
68  P R O S P E C T U S
-----------------------

o changing the policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the policy, or

o making any changes necessary to the policy so that it conforms with any action we are permitted to take.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See Transfers between the investment options.

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your policy by returning it with a written cancellation notice to either our executive office or the agent from whom you bought the policy. You must do this within the later of:

o     10 days of receiving your policy, or

o     45 days of signing Part 1 of your completed policy application.

Longer periods may apply in some states. If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums you have made towards your policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.


                                                        ------------------------
                                                        P R O S P E C T U S   69
                                                        ------------------------

--------------------------------------------------------------------------------
      OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICY AND OTHER CONTRACTUAL ARRANGEMENTS

We have an agreement with Guardian Investor Services Corporation (GISC) for GISC to act as the principal underwriter of Park Avenue VUL policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GISC is a broker-dealer registered under the Securities and Exchange Act of 1934, and a member of the National Association of Securities Dealers. Under this agreement GISC was paid or accrued a total of $1,851,468 in 1996, and $1,979,926 in 1997, and $1,946,477 in 1998.
GISC is a New York corporation.

Agents and commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GISC, or of broker-dealer firms which have entered into agreements with GIAC and GISC to sell Park Avenue VUL policies. Our agents receive a maximum sales commission of:

o 45% of the policy premium paid for the first policy year up to one target premium, and 3% of any policy premiums in excess of one target premium, then

o 3% of the policy premiums paid for policy years two through ten up to nine target premiums, and 3% of any policy premiums in excess of nine target premiums, and

o     2% of the policy premiums paid after policy year 10.

We may also compensate our agents in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Park Avenue VUL policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.


-----------------------
70  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

Other agreements

We have entered into several other agreements, including:

o an agreement with Value Line, Inc. under which we are compensated for marketing the Value Line Centurion Fund and the Value Line Strategic Asset Management Trust to our policyowners, and

o an agreement with MFS and American Century under which we are compensated for certain administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management.


SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS

Where state insurance laws allow us to, we may sell Park Avenue VUL policies under a group or sponsored arrangement.

A group arrangement is one in which a group of individuals is covered under a single policy. This might be arranged, for example, by an employer, a trade union, or a professional association.

A sponsored arrangement is one in which we are allowed to offer members of a group, such as employees of a company or members of an association, insurance policies on an individual basis.

--------------------------------------------------------------------------------
Communications we'll send you

Shortly after your policy anniversary each year, we will send you an updated statement showing the following information:

o     the amount of your current death benefit

o the instructions we have on file regarding where to invest your net premiums, and how much you have invested in each of the investment options

o your policy account value, cash surrender value and net cash surrender value, and benchmark value

o the amount you have paid in policy premiums and the charges that we have deducted, since the last anniversary of your policy

o a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement

o     the total of any outstanding policy debt that you owe us, and

o     the interest rate for investments held in the fixed-rate option.

Twice a year we will also send you reports containing the financial statements of the mutual funds and the Separated Account through which you invest in these funds. Of these reports, the annual reports will contain audited financial statements.

We will confirm in writing receipt of your policy premiums and any transfers or other transactions. We will also write you to request a premium or loan repayment to keep your policy from lapsing.
--------------------------------------------------------------------------------


                                                        ------------------------
                                                        P R O S P E C T U S   71
                                                        ------------------------

We may reduce or eliminate certain deductions and charges outlined in this prospectus for policies bought under group or sponsored arrangements. We may, for instance, sell policies without surrender charges and/or with reduced or eliminated fees and charges to employees, officers, directors and agents of Guardian Life and its subsidiaries and their immediate family members. We may reduce or waive policy charges and deductions in accordance with the rules in effect as of the date an application for a policy is approved. In addition, GIAC may permit groups and persons purchasing under a sponsored arrangement to apply for simplified issue and multi-life underwriting. To qualify for a reduction in the policy's charges or deductions certain criteria must be met. These may include:

o     the size of the group

o     the expected number of participants

o     the expected amount of premium payments.

The amount of any reduction in charges or deductions and the criteria to qualify for a reduction will reflect our reduced cost of selling and/or maintaining the policies in group or sponsored arrangements.

From time to time we may change the amount of any reduction in charges or deductions, or the criteria that a group must meet to qualify for these reductions. Any change will be made on a non-discriminatory basis.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Park Avenue VUL policy estimates different risks for men and women in establishing a policy's premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying Park Avenue VUL policies in connection with insurance or benefits programs should consult with their legal advisers to determine if the policy is appropriate for this purpose.


-----------------------
72  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

ADVERTISING PRACTICES

In our advertisements and sales materials for Park Avenue VUL policies we may include:

o articles or reports on variable life insurance in general, or Park Avenue VUL specifically, and any other information published in business or general information publications.

o relevant indices or rankings of investment securities or similar groups of funds

o comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies, and

o comparisons with other investments, including those guaranteed by various governments.

We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GISC and others in the investment industry. We may also refer to past, current, or prospective economic trends and investment performance, and any other information that may be of interest.

LEGAL PROCEEDINGS

We are not currently involved in any legal proceedings that would threaten our financial position or that of the Separate Account.

LEGAL MATTERS

The legal validity of the Park Avenue VUL policy, as described in this prospectus, has been confirmed by Richard T. Potter, Jr., Vice President and Counsel of GIAC.


                                                        ------------------------
O T H E R  I N F O R M A T I O N                        P R O S P E C T U S   73
                                                        ------------------------

REGISTRATION STATEMENT

We have omitted some information from this prospectus, which is contained in our registration with the Securities and Exchange Commission (SEC), relating to the Separate Account and the Park Avenue VUL policy. You can obtain this information by contacting the SEC's main office in Washington, DC, and paying the required fee.

FINANCIAL AND ACTUARIAL EXPERTS

The following items are included in this prospectus:

o     financial statements of the Separate Account as of December 31, 1998

o statutory basis balance sheets of GIAC as of December 31, 1998 and December 31, 1997

o related statutory basis statements of operations, changes in common stock, surplus, and cash flow of GIAC for the three years ended December 31, 1998.

These items have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants of the Separate Account and GIAC, whose reports thereon appear herein, given on their authority as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 1177 Avenue of the Americas, New York, New York 10036.

The GIAC statutory basis financial statements contained in this prospectus should only be used to determine our ability to meet our obligations under the Park Avenue VUL policies, and not as an indication of the investment experience of the Separate Account.

The actuarial matters contained in this prospectus have been examined by Charles
G. Fisher, FSA, Vice President and Actuary of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.


-----------------------
74  P R O S P E C T U S                        O T H E R   I N F O R M A T I O N
-----------------------

--------------------------------------------------------------------------------
Year 2000 compliance

Many computer systems are unable to distinguish between the years 1900 and 2000 when they are making date-related calculations, because of the way that date information is stored in these machines. Like businesses around the world that rely on computerized systems for their day-to-day functioning, we may be adversely affected if our computer systems, or the computer systems of companies that we do business with, cannot address this problem by January 1, 2000. We are working to address this issue, and expect that our computer systems will be able to correctly interpret the year 2000 when that date arrives, but we cannot guarantee that our preparations will be successful.

In conjunction with our parent company, Guardian Life, we are directing significant portions of our internal information technology efforts and contracting, as needed, with outside consultants to help update our systems to accommodate the year 2000. We have also initiated discussions with other critical parties whose systems impact our own to determine the progress they are making toward addressing year 2000 issues.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, we are well positioned to mitigate the year 2000 issue and that policyowners will not experience negative effects with respect to their policies as a result of the year 2000 issue. However, the year 2000 issue, by its very nature contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our results of operations, liquidity or financial position.

We are also incorporating potential issues surrounding year 2000 into our contingency planning process, in the event that, despite our substantial efforts and those of other critical parties, there may still remain unresolved year 2000 problems.
--------------------------------------------------------------------------------


                                                        ------------------------
                                                        P R O S P E C T U S   75
                                                        ------------------------

GIAC'S MANAGEMENT

The directors and officers of GIAC are named below together with information about their principal occupations and affiliations during the past five years. The business address of each director and officer is 7 Hanover Square, New York, New York 10004. The "Guardian Fund Complex" referred to in the biographical information is comprised of (1) The Guardian Stock Fund (2) The Guardian Bond Fund, (3) The Guardian Cash Fund, (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series) and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name                 Title              Business History
------------------------------------------------------------------------------------------------------------------------------------
Joseph A. Caruso     Vice President     Vice President and Corporate Secretary, The Guardian Life Insurance Company
                     and Secretary      of America 3/96 - present; Second Vice President and Corporate Secretary
                                        1/95 - 2/96; Corporate Secretary 10/92 - 12/94; Vice President and Secretary,
                                        Guardian Investor Services Corporation, Secretary, Guardian Asset Management
                                        Corporation, Guardian Baillie Gifford Limited and various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Philip H. Dutter     Director           Management Consultant (self-employed). Director of The Guardian Life Insurance
                                        Company of America 3/88 - present. Director of Guardian Investor Services
                                        Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Earl C. Harry        Treasurer          Treasurer, The Guardian Life Insurance Company of America 11/96 -
                                        present. Assistant Treasurer prior thereto. Treasurer of Guardian Investor Services
                                        Corporation and Guardian Asset Management Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Arthur V. Ferrara    Director           Retired. Former Chairman of the Board and Chief Executive Officer,
                                        The Guardian Life Insurance Company of America 1/93 - 12/95;
                                        Director 1/81 - present. Director (Trustee) of Guardian Investor Services
                                        Corporation, Guardian Asset Management Corporation, Gabelli Capital Asset Fund
                                        and various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Charles G. Fisher    Vice President     Second Vice President and Actuary, The Guardian Life Insurance
                     and Actuary        Company of America.
------------------------------------------------------------------------------------------------------------------------------------
Leo R. Futia         Director           Retired. Former Chairman of the Board and Chief Executive Officer,
                                        The Guardian Life Insurance Company of America; Director 5/70 - present. Director
                                        (Trustee) of Guardian Investor Services Corporation and various mutual funds within the Guardian Fund Complex. Director (Trustee) of various mutual funds sponsored by
                                        Value Line, Inc..
------------------------------------------------------------------------------------------------------------------------------------
Peter L. Hutchings   Director           Executive Vice President and Chief Financial Officer, The Guardian Life
                                        Insurance Company of America 5/87 - present. Director of Guardian Investor Services
                                        Corporation and Guardian Asset Management Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Ryan W. Johnson      Vice President,    Vice President, Equity Marketing and Sales, 3/98 - present; Second Vice
                     Equity Sales       President, Equity Sales, The Guardian Life Insurance Company of America
                                        3/95 - 3/98; Regional Sales Director for Equity Products, Western Division,
                                        prior thereto; Senior Vice President of Guardian Investor Services Corporation.
------------------------------------------------------------------------------------------------------------------------------------


-----------------------
76  P R O S P E C T U S                         O T H E R  I N F O R M A T I O N
-----------------------

Name                 Title              Business History
------------------------------------------------------------------------------------------------------------------------------------
Frank J. Jones       Executive,         Executive Vice President and Chief Investment Officer, The Guardian Life
                     Chief Investment   Insurance Company of America, Director, Guardian Investor Services Corporation,
                     Officer, and       Guardian Baillie Gifford Limited, Director and President Guardian Asset
                     Director           Management Corporation. Executive Vice President, GIAC Funds, Inc. Officer of various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Edward K. Kane       Executive          Executive Vice President, The Guardian Life Insurance Company of America
                     Vice President     1/97 - present; Senior Vice President and General Counsel prior thereto; 11/88 -
                     and Director       present. Director, Guardian Asset Management Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Frank L. Pepe        Vice President     Vice President and Controller, Equity Products, The Guardian Life Insurance
                     and Controller     Company of America 1/96 - present; Second Vice President and Controller, Equity
                                        Products prior thereto. Vice President and Controller of Guardian Investor Services
                                        Corporation. Vice President and Treasurer, GIAC Funds, Inc.. Officer of various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Potter,   Vice President     Vice President and Equity Counsel, The Guardian Life Insurance
Jr.                  and Counsel        Company of America 1/96 - present; Second Vice President and Equity Counsel prior thereto. Vice President and Counsel of Guardian Investor Services
                                        Corporation. Counsel of Guardian Asset Management Corporation and various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Sargent    President,         President, Chief Executive Officer and Director The Guardian Life Insurance
                     Chief Executive    Company of America 1/96 - present; President prior thereto; Director 1/93 -
                     Officer and        present. Chairman of the Board of Guardian Investor Services Corporation and
                     Director           Guardian Asset Management Corporation and various mutual funds within the Guardian
                                        Fund Complex. Director of Guardian Baillie Gifford Limited.
------------------------------------------------------------------------------------------------------------------------------------
John M. Smith        Executive          Executive Vice President, The Guardian Life Insurance Company of
                     Vice President     America 1/95 - present; Senior Vice President, Equity Products prior thereto.
                     and Director       President and Director, Guardian Investor Services Corporation. President, GIAC Funds,
                                        Inc.. Director, Guardian Baillie Gifford Limited. Director, Guardian Asset Management
                                        Corporation.
------------------------------------------------------------------------------------------------------------------------------------
William C. Warren    Director           Retired. Dean Emeritus, Columbia Law School. Former Chairman of the Board,
                                        Sandoz, Inc.; Director of The Guardian Life Insurance Company of America since
                                        1/57 and Director of Guardian Investor Services Corporation.
------------------------------------------------------------------------------------------------------------------------------------

No officer or director of GIAC receives any compensation from the Separate Account. No separately allocable compensation has been paid by GIAC, or any of its affiliates, to any person listed above for services rendered to the Separate Account.


                                                        ------------------------
O T H E R  I N F O R M A T I O N                        P R O S P E C T U S   77
                                                        ------------------------

--------------------------------------------------------------------------------
      SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Some of the special terms used in this prospectus are defined below.

Age

The insured's age on his or her birthday closest to the date the policy takes effect.

Attained age

The insured's current Age plus the number of policy years completed since the policy date.

Business day

A day on which the New York Stock Exchange or its successor is open for trading and GIAC is open for business. GIAC's close of business is 4 p.m. New York time.

Face amount

The initial face amount plus any policy segments in force at the time. The minimum face amount is currently $100,000.

Initial face amount

The amount your policy will pay when the insured dies, as determined on the policy issue date. This amount may be affected by decreases in the face amount, or changes in your death benefit option. The minimum initial face amount is currently $100,000.

Internal Revenue Code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue date

The date your policy is issued at GIAC's Executive Office.

Minimum annual premium

An amount used to determine whether your policy meets the No Lapse Guarantee Premium Test, and in setting your policy's initial premium. It is the sum of the target premiums for the policy and any riders you have added.

Monthly date

The same date in each month as the policy date, or the last day of a month if that is earlier.

Net amount at risk

The difference between the policy account value and the amount that you would be paid under the policy's death benefit.

No Lapse Guarantee

For the first three years of your policy the No Lapse Guarantee ensures that it will not lapse, even if poor investment performance means that the cash value of your policy is not enough to pay the policy's monthly deductions in a given month, so long as the No Lapse Guarantee Premium Test is met.


-----------------------
78  P R O S P E C T U S                                 S P E C I A L  T E R M S
-----------------------

No Lapse Guarantee Premium Test

This test is used to determine whether your policy qualifies for the No Lapse Guarantee. It states that, as of the most recent monthly date, you must have paid at least as much into your policy (minus any withdrawals, surrender charges, or policy debt) as the minimum annual premiums up to this date, as outlined in your policy. To calculate your minimum annual premium for the current policy year, divide the number of days since your policy anniversary by 365, then multiply your premium by this figure.

Policy anniversary

The same date each year as the policy date.

Policy date

The date your policy comes into effect. This date is used to measure policy months, policy years, policy anniversaries, and monthly dates.

Policy debt

All unpaid policy loans, plus the accumulated and unpaid interest on those loans.

Policy review date

The monthly date before your policy anniversary.

Target premium

A measure of premium used to determine your policy's premium charges and agent commissions. Your policy's initial face amount and any policy segments you buy each have their own target premium. The target premium associated with the initial face amount is based on the insured's age, underwriting class and sex (unless gender-neutral rates are required by law). The target premium associated with any policy segments is based on the insured's attained age and the underwriting class for each policy segment. The target premium is based on a rate per $1,000, which would provide a cash surrender value equal to the face amount of the policy on the policy anniversary nearest the insured's 100th birthday. This is based on:

o     the policy's currenty charges

o     a face amount of $250,000, and

o     net interest on the policy account value at an annual rate of 4.5%

The target premium for any rider, except the guaranteed coverage rider, is 12 times the monthly deduction for that rider during the first policy year.


                                                        ------------------------
S P E C I A L  T E R M S                                P R O S P E C T U S   79
                                                        ------------------------

The Guardian Separate Account M

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

                                                                                                                            Baillie
                                                                                             Gabelli          Baillie       Gifford
                                              Guardian         Guardian      Guardian        Capital          Gifford      Emerging
                                                 Stock             Bond          Cash          Asset    International       Markets
                                            ----------       ----------    ----------     ----------       ----------    ----------
FIFO cost ................................  $  1,237,440     $   28,197    $  547,465     $   74,208       $   51,115    $    3,100
                                            ------------     ----------    ----------     ----------       ----------    ----------

Assets:
  Shares owned in underlying fund --
    Note 1 ...............................        25,802          2,228        54,746          4,600            2,475           424
  Net asset value per share (NAV) ........         49.08          12.23         10.00          16.20            20.92          7.39
                                            ------------     ----------    ----------     ----------       ----------    ----------
    Total Assets (Shares x NAV) ..........  $  1,266,381     $   27,242    $  547,465     $   74,522       $   51,787    $    3,131

Liabilities:
  Due to The Guardian Insurance &
    Annuity Company, Inc. ................         2,990             39         1,184             88               73             8
                                            ------------     ----------    ----------     ----------       ----------    ----------
    Net Assets -- Note 4 .................  $   1,263,39     $   27,203    $  546,281     $   74,434       $   51,714    $    3,123
                                            ------------     ----------    ----------     ----------       ----------    ----------

  Number of units outstanding ............   108,361.376      2,566.380    52,667.498      6,862.440        4,556.866       409.182
  Unit value .............................         11.66          10.60         10.37          10.85            11.35          7.63
                                            ============     ==========    ==========     ==========       ==========    ==========

                                                                                       Value Line
                                                        Guardian                        Strategic                              MFS
                                                       Small Cap       Value Line           Asset       MFS Growth        Emerging
                                                           Stock        Centurion      Management      with Income          Growth
                                                      ----------       ----------      ----------      -----------      ----------
FIFO cost .....................................       $  110,035       $   55,138      $  131,232       $   86,522      $   44,480
                                                      ----------       ----------      ----------       ----------      ----------

Assets:
  Shares owned in underlying fund --
    Note 1 ....................................            9,151            2,043           5,548            4,591           2,193
  Net asset value per share (NAV) .............            12.74            30.44           25.22            20.11           21.47
                                                      ----------       ----------      ----------       ----------      ----------
    Total Assets (Shares x NAV) ...............       $  116,586       $   62,186      $  139,913       $   92,319      $   47,084

Liabilities:
  Due to The Guardian Insurance &
  Annuity Company, Inc. .......................              411               88             138              129              29
                                                      ----------       ----------      ----------       ----------      ----------
    Net Assets -- Note 4 ......................       $  116,175       $   62,098      $  139,775       $   92,190      $   47,055
                                                      ----------       ----------      ----------       ----------      ----------

  Number of units outstanding .................       12,865.155        5,069.167      11,440.774        7,870.675       3,820,751
  Unit value ..................................             9.03            12.25           12.22            11.71           12.32
                                                      ==========       ==========      ==========       ==========      ==========

STATEMENT OF OPERATIONS

December 31, 1998

                                                                                                                           Baillie
                                                                                               Gabelli         Baillie     Gifford
                                                          Guardian    Guardian    Guardian     Capital         Gifford    Emerging
                                                             Stock        Bond        Cash       Asset   International     Markets
                                                         ---------   ---------   ---------   ---------   -------------   ---------
Investment Income
Income:
  Reinvested dividends ..............................    $   6,267   $     811   $   6,307   $     122       $     100   $      --
  Expenses -- Note 3:
    Mortality and expense risk charges ..............        2,990          39       1,184          88              73           8
                                                         ---------   ---------   ---------   ---------       ---------   ---------
  Net investment income/(expense) ...................        3,277         772       5,123          34              27          (8)
                                                         ---------   ---------   ---------   ---------       ---------   ---------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments       (9,204)        108          --        (289)            873         (14)
    Reinvested realized gain distributions ..........       96,129         346          --       3,683           2,197          --
                                                         ---------   ---------   ---------   ---------       ---------   ---------
  Net realized gain/(loss) on investments ...........       86,925         454          --       3,394           3,070         (14)

  Net change in unrealized appreciation/
    (depreciation) of investments ...................       28,942        (954)         --         313             673          31
                                                         ---------   ---------   ---------   ---------       ---------   ---------
Net realized and unrealized gain/(loss)
  from investments ..................................      115,867        (500)         --       3,707           3,743          17
                                                         ---------   ---------   ---------   ---------       ---------   ---------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ...................................    $ 119,144   $     272   $   5,123   $   3,741       $   3,770   $       9
                                                         =========   =========   =========   =========       =========   =========

                                                                                     Value Line
                                                          Guardian                    Strategic                         MFS
                                                         Small Cap    Value Line          Asset    MFS Growth      Emerging
                                                             Stock     Centurion     Management   with Income        Growth
                                                         ---------     ---------     ----------     ---------     ---------
Investment Income
Income:
  Reinvested dividends ..............................    $      96     $       2      $      87     $      --     $      --
  Expenses -- Note 3:
    Mortality and expense risk charges ..............          411            88            138           129            29
                                                         ---------     ---------      ---------     ---------     ---------
  Net investment income/(expense) ...................         (315)          (86)           (51)         (129)          (29)
                                                         ---------     ---------      ---------     ---------     ---------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments      (10,314)        1,739          3,383           776           (28)
    Reinvested realized gain distributions ..........          310            24            252            --            --
                                                         ---------     ---------      ---------     ---------     ---------
  Net realized gain/(loss) on investments ...........      (10,004)        1,763          3,635           776           (28)

  Net change in unrealized appreciation/
    (depreciation) of investments ...................        6,550         7,047          8,681         5,797         2,604
                                                         ---------     ---------      ---------     ---------     ---------
Net realized and unrealized gain/(loss)
  from investments ..................................       (3,454)        8,810         12,316         6,573         2,576
                                                         ---------     ---------      ---------     ---------     ---------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ...................................    $  (3,769)    $   8,724      $  12,265     $   6,444     $   2,547
                                                         =========     =========      =========     =========     =========

See notes to statutory basis financial statements.


                                                    ----------------------------
F I N A N C I A L   S T A T E M E N T S             P R O S P E C T U S  80 & 81
                                                    ----------------------------

The Guardian Separate Account M

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

                                                                                   AIM V.I.                      American
                                                       MFS            MFS           Capital       AIM V.I.     Century VP
                                              Total Return           Bond      Appreciation          Value          Value
                                              ------------       --------      ------------       --------     ----------
FIFO cost ...............................         $  8,783       $     13        $   51,680     $   62,695     $   15,135

Assets:
  Shares owned in underlying fund --
    Note 1 ..............................              504              1             2,157          2,541          2,261
  Net asset value per share (NAV) .......            18.12          11.36             25.20          26.25           6.73
                                                  --------       --------        ----------     ----------     ----------
    Total Assets (Shares x NAV) .........         $  9,133       $     13        $   54,359     $   66,697     $   15,218

Liabilities:
  Due to The Guardian Insurance & Annuity
    Company, Inc. .......................               12             --                34             84             24
                                                  --------       --------        ----------     ----------     ----------

  Net Assets -- Note 4 ..................         $  9,121       $     13        $   54,325     $   66,613     $   15,194
                                                  --------       --------        ----------     ----------     ----------

  Number of units outstanding ...........          833.376          1.261         4,696.294      5,242.471      1,597.781
  Unit value ............................            10.95          10.52             11.57          12.71           9.51
                                                  ========       ========        ==========     ==========     ==========

                                                                    Fidelity
                                                  American           VIP III       Fidelity     Fidelity         Fidelity
                                                Century VP            Growth    VIP Equity-     VIP High           VIP II
                                             International     Opportunities         Income       Income        Index 500
                                             -------------     -------------    -----------     --------        ---------
FIFO cost ...............................       $   39,234        $   28,318     $   17,817     $  4,269      $   152,702

Assets:
  Shares owned in underlying fund --
    Note 1 ..............................            5,222             1,356            743          378            1,170
  Net asset value per share (NAV) .......             7.62             22.88          25.42        11.53           141.25
                                                ----------        ----------     ----------     --------      -----------
    Total Assets (Shares x NAV) .........       $   39,788        $   31,029     $   18,889     $  4,362      $   165,269

Liabilities:
  Due to The Guardian Insurance & Annuity
    Company, Inc. .......................               11                54             24           15              225
                                                ----------        ----------     ----------     --------      -----------

  Net Assets -- Note 4 ..................       $   39,777        $   30,975     $   18,865     $  4,347      $   165,044
                                                ----------        ----------     ----------     --------      -----------

  Number of units outstanding ...........        3,799.683         2,590.506      1,751.528      470.553       13,542.012
  Unit value ............................            10.47             11.96          10.77         9.24            12.19
                                                ==========        ==========     ==========     ========      ===========

STATEMENT OF OPERATIONS

December 31, 1998

                                                                                              AIM V.I.                     American
                                                                     MFS            MFS        Capital       AIM V.I.    Century VP
                                                            Total Return           Bond   Appreciation          Value         Value
                                                            ------------       --------   ------------       --------    ----------
Investment Income
Income:
    Reinvested dividends .................................      $     --       $     --       $     39       $    220      $     --
  Expenses -- Note 3:
    Mortality and expense risk charges ...................            12             --             34             84            24
                                                                --------       --------       --------       --------      --------

  Net investment income/(expense) ........................           (12)            --              5            136           (24)
                                                                --------       --------       --------       --------      --------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ....            38             --            414            769            26
    Reinvested realized gain distributions ...............            --             --            697          1,946            --
                                                                --------       --------       --------       --------      --------
  Net realized gain/(loss) on investments ................            38             --          1,111          2,715            26
  Net change in unrealized appreciation/(depreciation)
    of investments .......................................           350             --          2,679          4,002            83
                                                                --------       --------       --------       --------      --------
  Net realized and unrealized gain/(loss) from investments           388             --          3,790          6,717           109
                                                                --------       --------       --------       --------      --------
  Net Increase/(Decrease) in Net Assets Resulting
    from Operations ......................................      $    376            $--       $  3,795       $  6,853      $     85
                                                                ========       ========       ========       ========      ========

                                                                                Fidelity
                                                                American         VIP III       Fidelity       Fidelity    Fidelity
                                                              Century VP          Growth    VIP Equity-       VIP High      VIP II
                                                           International   Opportunities         Income         Income   Index 500
                                                           -------------   -------------    -----------       --------   ---------
Investment Income
Income:
    Reinvested dividends .................................      $     --        $     --       $     --       $     --    $     --
  Expenses -- Note 3:
    Mortality and expense risk charges ...................            11              54             24             15         225
                                                                --------        --------       --------       --------    --------

  Net investment income/(expense) ........................           (11)            (54)           (24)           (15)       (225)
                                                                --------        --------       --------       --------    --------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ....            13              71            (41)           (34)        863
    Reinvested realized gain distributions ...............            --              --             --             --          --
                                                                --------        --------       --------       --------    --------
  Net realized gain/(loss) on investments ................            13              71            (41)           (34)        863
  Net change in unrealized appreciation/(depreciation)
    of investments .......................................           554           2,712          1,073             94      12,566
                                                                --------        --------       --------       --------    --------
  Net realized and unrealized gain/(loss) from investments           567           2,783          1,032             60      13,429
                                                                --------        --------       --------       --------    --------
  Net Increase/(Decrease) in Net Assets Resulting
    from Operations ......................................      $    556        $  2,729       $  1,008       $     45    $ 13,204
                                                                ========        ========       ========       ========    ========

See notes to statutory basis financial statements.


                                                    ----------------------------
F I N A N C I A L   S T A T E M E N T S             P R O S P E C T U S  82 & 83
                                                    ----------------------------

The Guardian Separate Account M

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 1998

                                                                                                                   Gabelli
                                                            Guardian          Guardian          Guardian           Capital
                                                               Stock              Bond              Cash             Asset
                                                         -----------       -----------       -----------       -----------
1998 Increase/(Decrease) from Operations
  Net investment income/(expense) .................      $     3,277       $       772       $     5,123       $        34
  Net realized gain/(loss) from sale of investments           (9,204)              108                --              (289)
  Reinvested realized gain distributions ..........           96,129               346                --             3,683
  Change in unrealized appreciation/(depreciation)
    of investments ................................           28,942              (954)               --               313
                                                         -----------       -----------       -----------       -----------
  Net increase/(decrease) resulting from operations          119,144               272             5,123             3,741
                                                         -----------       -----------       -----------       -----------
1998 Policy Transactions
  Net policy purchase payments ....................        1,436,958            43,732           733,372            78,911
  Transfer on account of other terminations .......             (209)               --                --                --
  Transfer of policy loans ........................          (10,000)               --                --                --
  Transfer of cost of insurance and
    policy fees -- Note 3 .........................         (192,811)           (5,140)          (66,868)           (9,285)
  Transfer between investment divisions ...........          (83,905)          (11,601)         (125,550)              485
  Transfers -- other ..............................           (5,786)              (60)              204               582
                                                         -----------       -----------       -----------       -----------
  Net increase/(decrease) from policy transactions         1,144,247            26,931           541,158            70,693
                                                         -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...........        1,263,391            27,203           546,281            74,434
  Net Assets at December 31, 1997 .................               --                --                --                --
                                                         -----------       -----------       -----------       -----------
  Net Assets at December 31, 1998 .................      $ 1,263,391       $    27,203       $   546,281       $    74,434
                                                         ===========       ===========       ===========       ===========

                                                                                                 Baillie
                                                             Baillie           Gifford          Guardian
                                                             Gifford          Emerging         Small Cap        Value Line
                                                       International           Markets             Stock         Centurion
                                                       -------------       -----------       -----------       -----------
1998 Increase/(Decrease) from Operations
  Net investment income/(expense) .................      $        27       $        (8)      $      (315)      $       (86)
  Net realized gain/(loss) from sale of investments              873               (14)          (10,314)            1,739
  Reinvested realized gain distributions ..........            2,197                --               310                24
  Change in unrealized appreciation/(depreciation)
    of investments ................................              673                31             6,550             7,047
                                                         -----------       -----------       -----------       -----------
  Net increase/(decrease) resulting from operations            3,770                 9            (3,769)            8,724
                                                         -----------       -----------       -----------       -----------
1998 Policy Transactions
  Net policy purchase payments ....................           52,569             1,770           136,122            50,783
  Transfer on account of other terminations .......               --                --               (75)               --
  Transfer of policy loans ........................               --                --                --                --
  Transfer of cost of insurance and
    policy fees -- Note 3 .........................           (7,591)             (287)          (28,776)           (6,570)
  Transfer between investment divisions ...........            3,203             1,639            13,651             8,525
  Transfers -- other ..............................             (237)               (8)             (978)              636
                                                         -----------       -----------       -----------       -----------
  Net increase/(decrease) from policy transactions            47,944             3,114           119,944            53,374
                                                         -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...........           51,714             3,123           116,175            62,098
  Net Assets at December 31, 1997 .................               --                --                --                --
                                                         -----------       -----------       -----------       -----------
  Net Assets at December 31, 1998 .................      $    51,714       $     3,123       $   116,175       $    62,098
                                                         ===========       ===========       ===========       ===========

                                                          Value Line
                                                           Strategic                                 MFS
                                                               Asset        MFS Growth          Emerging
                                                          Management       with Income            Growth
                                                         -----------       -----------       -----------
1998 Increase/(Decrease) from Operations
  Net investment income/(expense) .................      $       (51)      $      (129)      $       (29)
  Net realized gain/(loss) from sale of investments            3,383               776               (28)
  Reinvested realized gain distributions ..........              252                --                --
  Change in unrealized appreciation/(depreciation)
    of investments ................................            8,681             5,797             2,604
                                                         -----------       -----------       -----------
  Net increase/(decrease) resulting from operations           12,265             6,444             2,547
                                                         -----------       -----------       -----------
1998 Policy Transactions
  Net policy purchase payments ....................          127,748            82,155            45,426
  Transfer on account of other terminations .......               --              (160)               --
  Transfer of policy loans ........................               --                --                --
  Transfer of cost of insurance and
    policy fees -- Note 3 .........................          (12,956)          (11,738)           (2,806)
  Transfer between investment divisions ...........           12,142            15,099             1,639
  Transfers -- other ..............................              576               390               249
                                                         -----------       -----------       -----------
  Net increase/(decrease) from policy transactions           127,510            85,746            44,508
                                                         -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...........          139,775            92,190            47,055
  Net Assets at December 31, 1997 .................               --                --                --
                                                         -----------       -----------       -----------
  Net Assets at December 31, 1998 .................      $   139,775       $    92,190       $    47,055
                                                         ===========       ===========       ===========

See notes to statutory basis financial statements.


                                                    ----------------------------
F I N A N C I A L   S T A T E M E N T S             P R O S P E C T U S  84 & 85
                                                    ----------------------------

The Guardian Separate Account M

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31, 1998

                                                                                             AIM V.I.                     American
                                                                    MFS           MFS         Capital     AIM V.I.      Century VP
                                                           Total Return          Bond    Appreciation        Value           Value
                                                           ------------     ---------    ------------    ---------      ----------
1998 Increase/(Decrease) from Operations
  Net investment income/(expense) .......................     $     (12)    $      --       $       5    $     136       $     (24)
  Net realized gain/(loss) from sale of investments .....            38            --             414          769              26
  Reinvested realized gain distributions ................            --            --             697        1,946              --
  Change in unrealized appreciation/(depreciation)
    of investments ......................................           350            --           2,679        4,002              83
                                                              ---------     ---------       ---------    ---------       ---------
  Net increase/(decrease) resulting from operations .....           376            --           3,795        6,853              85
                                                              ---------     ---------       ---------    ---------       ---------

1998 Policy Transactions
  Net policy purchase payments ..........................         9,837            45          43,683       57,521          10,883
  Transfer on account of other terminations .............            --            --              --           --              --
  Transfer of policy loans -- ...........................            --            --              --           --              --
  Transfer of cost of insurance and policy fees -- Note 3        (1,099)          (32)         (1,644)      (6,161)           (997)
  Transfer between investment divisions .................            --            --           8,524        8,524           4,899
  Transfers -- other ....................................             7            --             (33)        (124)            324
                                                              ---------     ---------       ---------    ---------       ---------
  Net increase/(decrease) from policy transactions ......         8,745            13          50,530       59,760          15,109
                                                              ---------     ---------       ---------    ---------       ---------
Total Increase/(Decrease) in Net Assets .................         9,121            13          54,325       66,613          15,194
  Net Assets at December 31, 1997 .......................            --            --              --           --              --
                                                              ---------     ---------       ---------    ---------       ---------
  Net Assets at December 31, 1998 .......................     $   9,121     $      13       $  54,325    $  66,613       $  15,194
                                                              =========     =========       =========    =========       =========

                                                                               Fidelity
                                                               American         VIP III        Fidelity      Fidelity      Fidelity
                                                             Century VP          Growth     VIP Equity-      VIP High        VIP II
                                                          International   Opportunities          Income        Income     Index 500
                                                              ---------       ---------       ---------     ---------     ---------
1998 Increase/(Decrease) from Operations
  Net investment income/(expense) .......................     $     (11)      $     (54)      $     (24)    $     (15)    $    (225)
  Net realized gain/(loss) from sale of investments .....            13              71             (41)          (34)          863
  Reinvested realized gain distributions ................            --              --              --            --            --
  Change in unrealized appreciation/(depreciation)
    of investments ......................................           554           2,712           1,073            94        12,566
                                                              ---------       ---------       ---------     ---------     ---------
  Net increase/(decrease) resulting from operations .....           556           2,729           1,008            45        13,204
                                                              ---------       ---------       ---------     ---------     ---------

1998 Policy Transactions
  Net policy purchase payments ..........................        40,265          35,356          22,483         4,695       117,173
  Transfer on account of other terminations .............            --              --              --            --           (64)
  Transfer of policy loans -- ...........................            --              --              --            --            --
  Transfer of cost of insurance and policy fees -- Note 3        (1,071)         (7,278)         (4,679)         (396)      (14,226)
  Transfer between investment divisions .................            --              --             (37)           --        45,095
  Transfers -- other ....................................            27             168              90             3         3,862
                                                              ---------       ---------       ---------     ---------     ---------
  Net increase/(decrease) from policy transactions ......        39,221          28,246          17,857         4,302       151,840
                                                              ---------       ---------       ---------     ---------     ---------
Total Increase/(Decrease) in Net Assets .................        39,777          30,975          18,865         4,347       165,044
  Net Assets at December 31, 1997 .......................            --              --              --            --            --
                                                              ---------       ---------       ---------     ---------     ---------
  Net Assets at December 31, 1998 .......................     $  39,777       $  30,975       $  18,865     $   4,347     $ 165,044
                                                              =========       =========       =========     =========     =========

See notes to statutory basis financial statements.


                                                    ----------------------------
F I N A N C I A L   S T A T E M E N T S             P R O S P E C T U S  86 & 87
                                                    ----------------------------

--------------------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS
      OF THE GUARDIAN SEPARATE ACCOUNT M
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account M (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on January 29, 1998 and commenced operations on February 6, 1998. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the flexible premium variable universal life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner also has the ability to transfer his or her policy value among the investment divisions within the Account.

      The Account currently comprises twenty one investment divisions which invest in shares of the following mutual funds: The Guardian Stock Fund, Inc.
(GSF), The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund, Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, MFS Growth with Income Series, MFS Emerging Growth Series, MFS Total Return Series, MFS Bond Series, AIM V.I. Capital Appreciation Fund, AIM V.I. Value Fund, American Century VP Value Fund, American Century VP International Fund, Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP II Index 500 Portfolio (collectively, the Funds and individually, a Fund). However, a policyowner may only invest in up to seven investment divisions, including the FRO.

      GSF, GBF, GCF and GSCF each has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. BGIF and BGEMF are managed by Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) Net proceeds from the sale of flexible premium variable life insurance policies are invested by the Account's investment divisions in shares of the corresponding Funds at the net asset value of each Fund's shares. All distributions made by a Fund are reinvested in shares of the same Fund.

      (b) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.


-----------------------
88  P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 3 -- ADMINISTRATIVE AND MORTALITY
AND EXPENSE RISK CHARGES

      GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts a daily charge from the net assets of the contractholder's account which, on an annual basis, is equal to a rate of
 .90% of the policy account value. This charge is reduced to .60% of the policy account value after the twentieth policy anniversary. For the year ended December 31, 1998 mortality and expense risk deductions amounted to $5,660.

      Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

      a) a monthly charge for the cost of life insurance, based on the face value of the policyowner's insurance inforce, as compensation for the anticipated cost of paying death benefits. For the year ended December 31, 1998, deductions for cost of life insurance amounted to $214,586.

      b) policy and administrative fees which vary with the face amount, age of the insured or the duration of the contract. For the year ended December 31, 1998 these fees amounted to $191,687.

      c) an annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction. The annual state premium tax charge for the year December 31, 1998 was $287,325.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

NOTE 4 -- NET ASSETS, DECEMBER 31, 1998

      At December 31, 1998, net assets of the Account were as follows:

      Accumulation of Variable Universal Life
        Insurance Policyowners' Accounts                         $881,508
      Owned by GIAC                                             1,946,205
                                                               ----------
                                                               $2,827,713
                                                               ==========

      The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S  89
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 5 -- PURCHASES AND SALES

      During the year ended December 31, 1998, purchases and sales of shares of the Funds were as follows:

                                                       Purchases           Sales
                                                    December 31,    December 31,
                                                            1998            1998
                                                    ------------    ------------
The Guardian Stock Fund, Inc. ....................    $1,545,772      $  299,129
The Guardian Bond Fund, Inc. .....................        65,669          37,580
The Guardian Cash Fund, Inc. .....................       848,249         300,783
Gabelli Capital Asset Fund .......................        78,882           4,384
Baillie Gifford International Fund ...............        67,965          17,724
Baillie Gifford Emerging Markets Fund ............         3,420             306
The Guardian Small Cap Stock Fund ................       150,394          30,044
Value Line Centurion Fund, Inc. ..................        81,511          28,112
Value Line Strategic Asset Management Trust ......       193,630          65,780
MFS Growth with Income Series ....................        99,728          13,982
MFS Emerging Growth Series .......................        48,857           4,349
MFS Total Return Series ..........................         9,451             706
MFS Bond Series ..................................            23              11
AIM V.I. Capital Appreciation Fund ...............        60,558           9,292
AIM V.I. Value Fund ..............................        72,356          10,430
American Century VP Value Fund ...................        15,897             788
American Century VP International Fund ...........        40,356           1,135
Fidelity VIP III Growth Opportunities Portfolio ..        30,623           2,376
Fidelity VIP Equity-Income Portfolio .............        19,924           2,067
Fidelity VIP High Income Portfolio ...............         4,638             336
Fidelity VIP II Index 500 Portfolio ..............       174,718          22,878
                                                      ----------      ----------
    Total ........................................    $3,612,621      $  852,192
                                                      ==========      ==========

In some instances the calculation of total assets may not agree due to rounding.


-----------------------
90  P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

--------------------------------------------------------------------------------
      REPORT OF INDEPENDENT ACCOUNTANTS
      OF THE GUARDIAN SEPARATE ACCOUNT
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Policyowners of The Guardian Separate
Account M, "Park Avenue Variable Universal Life"

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Strategic Asset Management, MFS Growth with Income, MFS Emerging Growth, MFS Total Return, MFS Bond, AIM V.I. Capital Appreciation, AIM V.I. Value, American Century VP Value, American Century VP International, Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income, Fidelity VIP High Income, and Fidelity VIP II Index 500 investment divisions (constituting The Guardian Separate Account M, "Park Avenue Variable Universal Life") at December 31, 1998, and the results of each of their operations and changes in each of their net assets for the period from February 6, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of The Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of shares owned at December 31, 1998 by correspondence with the transfer agents of the underlying funds, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 25, 1999


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S  91
                                                         -----------------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS BALANCE SHEETS

                                                                           As of December 31,
                                                                   -------------------------------
                                                                             1998             1997
                                                                   --------------   --------------
Admitted Assets
Investments:
   Fixed maturities, principally at amortized cost
       (market: 1998 - $547,051,594; 1997 - $492,052,307) ......   $  536,554,920   $  484,747,832
   Affiliated mutual funds, at market ..........................       29,096,730       30,551,186
   Investment in subsidiary ....................................       16,915,998       12,073,143
   Policy loans - variable life insurance ......................       72,861,940       72,737,781
   Cash and short-term investments .............................        9,006,075       23,602,410
   Investment in joint venture .................................          347,338          345,492
   Other Invested Assets .......................................           96,910           95,710
Accrued investment income receivable ...........................       17,378,196       13,303,271
Due from parent and affiliates .................................       15,296,679        7,573,304
Other assets ...................................................       10,565,481       12,461,722
Receivable from separate accounts ..............................       34,565,822       30,203,923
Variable annuity and EISP/CIP separate account assets ..........    8,338,242,774    6,810,882,719
Variable life separate account assets ..........................      502,222,315      414,699,239
                                                                   --------------   --------------
       Total admitted assets ...................................   $9,583,151,178   $7,913,277,732
                                                                   ==============   ==============
Liabilities
Policy liabilities and accruals:
   Fixed deferred reserves .....................................   $  344,614,116   $  339,797,646
   Fixed immediate reserves ....................................       10,576,555        7,397,461
   Life reserves ...............................................       74,101,150       67,799,492
   Minimum death benefit guarantees ............................        1,447,553        1,117,645
   Policy loan collateral fund reserve .........................       71,009,047       70,734,812
   Accrued expenses, taxes, & commissions ......................        1,507,045        1,592,997
   Due to parent and affiliates ................................       25,040,196       20,408,087
   Federal income taxes payable ................................       16,932,639       10,939,640
   Other liabilities ...........................................       16,127,345       20,540,325
   Asset valuation reserve .....................................       29,566,970       26,305,528
   Variable annuity and EISP/CIP separate account liabilities ..    8,263,551,697    6,750,575,077
   Variable life separate account liabilities ..................      501,289,827      413,364,790
                                                                   --------------   --------------
       Total liabilities .......................................    9,355,764,140    7,730,573,500
Common stock and surplus
   Common Stock, $100 par value, 20,000 shares authorized,
       issued and outstanding ..................................        2,000,000        2,000,000
   Additional paid-in surplus ..................................      137,398,292      137,398,292
   Assigned and unassigned surplus .............................       87,988,746       43,305,940
                                                                   --------------   --------------
       Total Common Stock and Surplus ..........................      227,387,038      182,704,232
                                                                   --------------   --------------
       Total liabilities, common stock and surplus .............   $9,583,151,178   $7,913,277,732
                                                                   ==============   ==============

See notes to statutory basis financial statements.


-----------------------
92  P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF OPERATIONS

                                                                     For the years ended December 31,
                                                          ----------------------------------------------------
                                                                     1998              1997               1996
                                                          ---------------   ---------------    ---------------
Revenues:
Premiums and annuity considerations:
    Variable annuity considerations ...................   $ 1,266,800,186   $   995,209,301    $   731,792,764
    Life insurance premiums and fixed
      annuity considerations ..........................        69,728,716        68,222,360         44,874,269
    Net investment income .............................        54,235,472        47,993,754         42,366,902
    Amortization of IMR ...............................           266,599           111,783            333,219
    Net gain from operations of separate accounts .....         2,619,113         5,780,327          8,860,462
    Service fees ......................................        94,170,552        76,350,291         58,774,486
    Variable life -- cost of insurance ................        16,844,679        11,205,120          4,844,028
    Reserve adjustments on reinsurance ceded ..........        34,449,189         7,885,341         30,636,445
    Commission and expense allowances .................        29,942,869        16,268,128         14,508,840
    Other income ......................................         9,570,705         5,178,266          2,535,356
                                                          ---------------   ---------------    ---------------
                                                            1,578,628,080     1,234,204,671        939,526,771
                                                          ---------------   ---------------    ---------------
Benefits and expenses:
Benefits:
Death benefits ........................................         6,461,543         5,340,675          6,785,456
    Annuity benefits ..................................     1,041,372,277       687,719,014        426,072,773
    Surrender benefits ................................        25,260,734        17,620,583         17,459,706
    Increase in reserves ..............................        14,594,471        18,291,585         82,891,516
Net transfers to (from) separate accounts:
    Variable annuity and EISP/CIP .....................       291,988,248       359,468,681        323,093,897
    Variable Life .....................................         7,484,413          (630,102)       (10,417,095)
Commissions ...........................................        50,875,519        43,352,989         39,233,431
General insurance expenses ............................        79,386,352        59,476,685         42,523,892
Taxes, licenses and fees ..............................         6,289,814         3,743,414          3,723,858
Reinsurance terminations ..............................            40,482           182,535        (15,470,015)
                                                          ---------------   ---------------    ---------------
                                                            1,523,753,853     1,194,566,059        915,897,419
                                                          ---------------   ---------------    ---------------
Income before income taxes and realized
    gains from investments ............................        54,874,227        39,638,612         23,629,352
Federal income taxes ..................................        14,505,552        12,073,500          3,941,460
                                                          ---------------   ---------------    ---------------
Income from operations, net of federal income taxes,
    and before net realized gains .....................        40,368,675        27,565,112         19,687,892
Realized gains from investments, net of federal
    income taxes, net of transfer to IMR ..............            92,355           472,127              7,540
                                                          ---------------   ---------------    ---------------
Net income ............................................   $    40,461,030   $    28,037,239    $    19,695,432
                                                          ===============   ===============    ===============

See notes to statutory basis financial statements.


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S  93
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF CHANGES IN COMMON STOCK AND SURPLUS

                                                                                        Assigned and            Total
                                                                          Additional      unassigned           common
                                                              Common         paid-in         surplus        stock and
                                                               stock         surplus       (Deficit)          surplus
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1995 ......................   $   2,000,000   $ 137,398,292   $   2,479,635    $ 141,877,927
                                                       -------------   -------------   -------------    -------------
Net income from operations .........................                                      19,695,433       19,695,433
Tax on prior years separate account seed
    investment unrealized gains ....................                                        (104,732)        (104,732)
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                         241,456          241,456
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                         142,201          142,201
Decrease in unrealized appreciation of Company's
    investment in other assets .....................                                          (9,384)          (9,384)
Increase in non-admitted assets ....................                                         (80,815)         (80,815)
Disallowed interest maintenance reserve ............                                        (128,107)        (128,107)
Surplus changes resulting from reinsurance .........                                      (2,073,155)      (2,073,155)
Net increase in asset valuation reserve ............                                      (5,779,916)      (5,779,916)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1996 ......................   $   2,000,000   $ 137,398,292   $  14,382,616    $ 153,780,908
                                                       =============   =============   =============    =============
Net income from operations .........................                                      28,037,239       28,037,239
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                          42,908           42,908
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                       4,326,500        4,326,500
Increase in unrealized appreciation of Company's
    investment in other assets .....................                                           9,384            9,384
Increase in unrealized appreciation of Company's
    investment in an affiliated mutual fund ........                                       7,271,233        7,271,233
Decrease in non-admitted assets ....................                                          83,011           83,011
Disallowed interest maintenance reserve ............                                        (197,600)        (197,600)
Surplus changes resulting from reinsurance .........                                         534,908          534,908
Net increase in asset valuation reserve ............                                     (11,184,259)     (11,184,259)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1997 ......................   $   2,000,000   $ 137,398,292   $  43,305,940    $ 182,704,232
                                                       =============   =============   =============    =============
Net income from operations .........................                                      40,461,030       40,461,030
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                           1,846            1,846
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                       4,542,855        4,542,855
Decrease in unrealized appreciation of Company's
    investment in an affiliated mutual fund ........                                      (1,831,189)      (1,831,189)
Increase in unrealized appreciation of Company's
    seed investment in separate accounts ...........                                       3,690,295        3,690,295
Decrease in non-admitted assets ....................                                          57,886           57,886
Disallowed interest maintenance reserve ............                                       1,090,623        1,090,623
Surplus changes resulting from reinsurance .........                                         (69,098)         (69,098)
Net increase in asset valuation reserve ............                                      (3,261,442)      (3,261,442)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1998 ......................   $   2,000,000   $ 137,398,292   $  87,988,746    $ 227,387,038
                                                       =============   =============   =============    =============

See notes to statutory basis financial statements.


-----------------------
94  P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF CASH FLOW

                                                            For the years ended December 31,
                                                -----------------------------------------------------
                                                           1998               1997               1996
                                                ---------------    ---------------    ---------------
Cash flows from insurance activities:
    Premiums, annuity considerations and
       deposit funds ........................   $ 1,341,389,534    $ 1,065,244,583    $   780,710,735
    Investment income .......................        51,241,553         46,412,248         42,413,736
    Commissions and expense allowances on
       reinsurance ceded ....................        57,916,363         22,679,622         37,315,301
    Other income ............................       102,437,913         67,084,996         47,357,962
    Death benefits ..........................        (7,112,859)        (5,492,854)        (6,900,438)
    Surrender benefits ......................       (25,806,851)       (17,780,564)        (2,774,865)
    Annuity benefits ........................    (1,040,119,415)      (689,207,046)      (424,511,908)
    Commissions, other expenses
       and taxes (excluding FIT) ............      (133,189,119)      (101,213,566)       (78,968,214)
    Net transfers to separate accounts ......      (298,118,417)      (356,017,200)      (307,856,562)
    Federal income taxes (excluding tax on
       capital gains) .......................        (8,930,569)        (5,094,779)           682,025
    Increase in policy loans ................          (124,158)        (4,594,714)        (4,300,868)
    Other operating expenses and sources ....        (2,618,322)          (140,580)         2,077,342
                                                ---------------    ---------------    ---------------
Net cash provided by insurance activities ...        36,965,653         21,880,146         85,244,246
                                                ---------------    ---------------    ---------------
Cash flows from investing activities:
    Proceeds from dispositions of
       investment securities ................       280,921,058        315,404,430        224,692,954
    Purchases of investment securities ......      (332,368,788)      (331,151,548)      (309,590,319)
    Federal income tax on capital gains .....          (114,258)          (355,657)          (505,496)
                                                ---------------    ---------------    ---------------
Net cash used in investing activities .......       (51,561,988)       (16,102,775)       (85,402,861)
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in cash .........       (14,596,335)         5,777,371           (158,615)
    Cash and short-term investments,
       beginning of year ....................        23,602,410         17,825,039         17,983,654
                                                ---------------    ---------------    ---------------
    Cash and short-term investments,
       end of year ..........................   $     9,006,075    $    23,602,410    $    17,825,039
                                                ===============    ===============    ===============

See notes to statutory basis financial statements.


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S  95
                                                         -----------------------

--------------------------------------------------------------------------------
NOTES TO STATUTORY BASIS
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Guardian Investor Services Corporation (GISC) or of other broker dealer firms that have entered into sales agreements with GIAC and GISC. The Company's general agency distribution system is used for the sale of other products and policies.

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      Insurance Separate Accounts: The Company has established fourteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

      The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets and liabilities of the separate accounts are stated primarily at the market value of the underlying investments and corresponding contractholders obligations. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of presentation of financial statements: The financial statements have been prepared on a statutory basis of accounting that is prescribed or permitted by the Insurance Department of the State of Delaware which is a comprehensive basis of accounting other than generally accepted accounting principles (GAAP).

      Financial statements prepared on a statutory basis vary from financial statements prepared on a GAAP basis because: (1) the costs relating to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, whereas on a GAAP basis they would be recorded as assets and amortized over the future periods to be benefited; (2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, whereas on GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; (3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; under GAAP, provisions for investments are established as needed through a charge to income; (4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; for GAAP, such gains and losses are recognized in income at the time of sale; (5) bonds are carried principally at amortized cost for statutory reporting and at market value for GAAP; (6) annuity and certain insurance premiums are recognized as premium income, whereas for GAAP they are recognized as deposits; (7) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; (8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP.


----------------------
96 P R O S P E C T U S                    F I N A N C I A L  S T A T E M E N T S
----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      Use of Estimates: The preparation of financial statements of insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. As a provider of life insurance and annuity products, GIAC's operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

      Valuation of investments: Investments in securities are recorded in accordance with valuation procedures established by the National Association of Insurance Commissioners (NAIC). Unrealized gains and losses on investments carried at market are recorded directly to unassigned surplus. Realized gains and losses on disposition of investments are determined by the specific identification method. The Company has recorded in accordance with NAIC requirements, the net gain from the operations of the separate accounts in the operations of the general account instead of in surplus.

      Bonds: Bonds are valued principally at amortized cost. Mortgage backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method with PSA standard prepayment rates.

      Investment in subsidiary: GIAC's investment in GISC is carried at equity in GIAC's underlying net assets. Undistributed earnings or losses are reflected as unrealized capital gains and losses directly in unassigned surplus. Dividends received from GISC are recorded as investment income and amounted to $14,000,000 in 1998, $10,000,000 in 1997 and $9,500,000 in 1996.

      Short-Term Investments: Short-term investments are stated at amortized cost and consist primarily of investments having maturities at the date of purchase of six months or less. Market values for such investments approximate carrying value.

      Loans on Policies: Loans on policies are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Investment Reserves: In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is intended to stabilize surplus against market fluctuations in the value of equities and credit related declines in the value of bonds. Changes in the AVR are recorded directly to unassigned surplus. The IMR captures net after-tax realized capital gains which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR, consistent with prior years. Any net negative IMR amounts are treated as a non-admitted asset.

      Contract and Policy Reserves: Fixed deferred reserves represent the fund balance left to accumulate at interest under fixed annuity contracts that were offered directly by the Company, a fixed rate option that is offered to variable annuity contractowners and a single premium deferred annuity that is offered by the Company. The Company no longer offers the fixed annuity contracts.

      The estimated fair value of contractholder account balances within the fixed deferred reserves has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions and are only guaranteed for one year.

      The interest rate credited on fixed annuity contracts included in fixed deferred reserves for 1998 was 5.75%. The interest rate credited on the fixed rate option that is offered to certain variable annuity contractowners ranged from 5.25% to 5.50% during 1998. For the fixed rate option currently issued, the issue and renewal interest rates credited vary from month to month and ranged from 5.00% to 5.40% in 1998. For single premium deferred annuities the rates ranged from 5.00% to 6.00% in 1998. Fixed immediate reserves are a liability within the general account for those annuitants that have elected a fixed annuity payout option. The immediate contract reserve is computed using the 1971 IAM Table and the 1983 IAM Table and a 4% discount rate.


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S  97
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The loan collateral fund reserve is the cash value of loaned variable life policyowner account values. The reserve is credited with interest at 4% per annum for single premium variable life policyowners, 6.5% for annual pay variable life and group universal life policyowners and 7% for other variable life policyowners.

      Non-admitted Assets: Certain assets designated as "non-admitted assets" in accordance with rules and regulations of the Department of Insurance of the State of Delaware are charged directly to unassigned surplus. At December 31, 1998 and 1997 non-admitted assets consisted of agents' balances and miscellaneous receivables in the amounts of $24,493 and $82,380, respectively.

      Acquisition Costs: Commissions and other costs incurred in acquiring new business are charged to operations as incurred.

      Premiums and Other Revenues: Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to/from separate accounts are included in the expenses.

      Revenue also includes service fees from the separate accounts consisting of mortality and expense charges, annual administration fees, charges for the cost of term insurance related to variable life policies and penalties for early withdrawals. Services fees were not charged on separate account assets of $239,935,035 and $162,522,811 at December 31, 1998 and 1997, respectively, which represent investments in The Guardian's employee benefit plans.

      Federal Income Taxes: The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes. The taxable portion of unrealized appreciation of the Company's separate account investments is included in operations for 1997 and 1996.

      Other: Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the 1998 presentation.

NOTE 3 -- FEDERAL INCOME TAXES

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      A reconciliation of federal income tax expense, based on the prevailing corporate income tax rate of 35% for 1998, 1997 and 1996 to the federal income tax expense reflected in the accompanying financial statements is as follows:

                                                             For the years ended December 31,
                                                      --------------------------------------------
                                                              1998            1997            1996
                                                      ------------    ------------    ------------
Income tax at prevailing corporate income tax rates
   applied to pretax statutory income .............   $ 19,205,980    $ 13,873,514    $  8,270,274
Add (deduct) tax effect of:
   Adjustment for annuity and other reserves ......       (669,996)       (291,470)     (1,478,476)
   DAC Tax ........................................      1,179,820       1,712,811         867,731
   Dividend from subsidiary .......................     (4,900,000)     (3,500,000)     (3,325,000)
   Other -- net ...................................       (310,282)        278,645        (393,069)
                                                      ------------    ------------    ------------
Federal income taxes ..............................   $ 14,505,522    $ 12,073,500    $  3,941,460
                                                      ============    ============    ============

      The provision for federal income taxes includes deferred taxes in 1998, 1997 and 1996 of $140,153, $181,145 and $353,051, respectively, applicable to the difference between the tax basis and the financial statement basis of recording investment income relating to accrued market discount.


-----------------------
98  P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 4 -- INVESTMENTS

      The major categories of net investment income are summarized as follows:

                                        For the years ended December 31,
                                    ---------------------------------------
                                           1998          1997          1996
                                    -----------   -----------   -----------
Fixed maturities ................   $33,923,167   $31,806,228   $28,234,145
Affiliated money market funds ...       376,734       524,277       121,733
Subsidiary ......................    14,000,000    10,000,000     9,500,000
Policy loans ....................     3,489,135     3,386,194     3,089,114
Short-term investments ..........     2,320,305     2,280,599     1,204,805
Joint venture dividend ..........     1,254,010     1,047,525       623,160
Other ...........................        58,069        59,779        55,301
                                    -----------   -----------   -----------
                                     55,421,420    49,104,602    42,828,258
Less: Investment expenses .......     1,185,948     1,110,848       461,356
                                    -----------   -----------   -----------
Net investment income ...........   $54,235,472   $47,993,754   $42,366,902
                                    ===========   ===========   ===========

      Gross realized gains and losses, less applicable federal income taxes and transfer to IMR, are summarized as follows:

                                                         For the years ended December 31,
                                                    -----------------------------------------
                                                           1998           1997           1996
                                                    -----------    -----------    -----------
Realized gains from dispositions:
   U.S. Government bonds ........................   $ 1,195,870    $   722,440    $ 1,014,811
   Corporate debt securities ....................       997,008        413,022      1,014,562
   Common stocks ................................            --            174             --
   Seed investment redeemed .....................            --             --             --
   Foreign exchange .............................        13,301          2,791         11,599
Realized losses from dispositions:
   U.S. Government bonds ........................        65,414        744,168        181,025
   Corporate debt securities ....................        39,431        399,618        617,325
   Foreign exchange .............................        10,413          5,773             --
   Short term investments .......................            --          1,218            191
                                                    -----------    -----------    -----------
   Net realized capital gains (losses) ..........     2,090,921        (12,350)     1,242,431
                                                    -----------    -----------    -----------
Federal income tax expense (benefit):
   Current ......................................       889,995       (269,216)       829,609
   Deferred .....................................      (248,651)      (209,059)      (394,759)
                                                    -----------    -----------    -----------
   Total federal income tax expense (benefit) ...       641,344       (478,275)       434,850
                                                    -----------    -----------    -----------
Transfer to IMR .................................     1,357,222         (6,202)       800,041
                                                    -----------    -----------    -----------
Net realized gains (losses) .....................   $    92,355    $   472,127    $     7,540
                                                    ===========    ===========    ===========

      The market values of bonds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, fair value is estimated by management using adjusted market prices for like securities.


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S  99
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The cost and estimated market values of investments by major investment category at December 31, 1998 and 1997 are as follows:

                                                                     December 31, 1998
                                                ---------------------------------------------------------
                                                                      Gross          Gross      Estimated
                                                                 Unrealized     Unrealized         Market
                                                        Cost          Gains         Losses          Value
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .............................   $ 28,358,300   $  1,523,421   $     16,958   $ 29,864,763
Obligations of states and political
   subdivisions .............................     60,246,691      1,424,844          3,176     61,668,359
Debt securities issued by foreign
   governments ..............................      7,997,622         91,952         27,557      8,062,017
Corporate debt securities ...................    439,952,307     10,035,537      2,531,389    447,456,455
Common stock of subsidiary ..................      9,698,292      7,217,706             --     16,915,998
Affiliated mutual funds .....................     23,656,682      5,440,048             --     29,096,730
                                                ------------   ------------   ------------   ------------
                                                $569,909,894   $ 25,733,508   $  2,579,080   $593,064,322
                                                ============   ============   ============   ============

                                                                    December 31, 1997
                                                ---------------------------------------------------------
                                                                      Gross          Gross      Estimated
                                                                 Unrealized     Unrealized         Market
                                                        Cost          Gains         Losses          Value
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .............................   $ 65,358,213   $  1,550,649   $     16,198   $ 66,892,664
Obligations of states and political
   subdivisions .............................     71,909,687        795,387         41,850     72,663,224
Debt securities issued by foreign
   governments ..............................      7,062,711             --        115,745      6,946,966
Corporate debt securities ...................    340,417,221      6,143,061      1,010,829    345,549,453
Common stock of subsidiary ..................      9,398,292      2,674,851             --     12,073,143
Affiliated mutual funds .....................     23,279,949      7,271,237             --     30,551,186
                                                ------------   ------------   ------------   ------------
                                                $517,426,073   $ 18,435,185   $  1,184,622   $534,676,636
                                                ============   ============   ============   ============


-----------------------
100 P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The amortized cost and estimated market value of debt securities at December 31, 1998 and 1997, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                             As of December 31, 1998
                                                           ---------------------------
                                                                             Estimated
                                                              Amortized         Market
                                                                   Cost          Value
                                                           ------------   ------------
Due in one year or less ................................   $ 45,493,721   $ 45,752,348
Due after one year through five years ..................    249,871,238    253,196,904
Due after five years through ten years .................    102,513,130    107,752,117
Due after ten years ....................................     67,626,976     68,332,574
                                                           ------------   ------------
                                                            465,505,065    475,033,943
Sinking fund bonds
      (including collateralized mortgage obligations) ..     71,049,855     72,017,651
                                                           ------------   ------------
                                                           $536,554,920   $547,051,594
                                                           ============   ============

                                                             As of December 31, 1998
                                                           ---------------------------
                                                                             Estimated
                                                              Amortized         Market
                                                                   Cost          Value
                                                           ------------   ------------
Due in one year or less ................................   $ 59,694,316   $ 59,737,770
Due after one year through five years ..................    234,805,896    236,867,373
Due after five years through ten years .................    103,002,869    106,604,446
Due after ten years ....................................     21,552,124     22,383,887
                                                           ------------   ------------
                                                            419,055,205    425,593,476
Sinking fund bonds
      (including collateralized mortgage obligations) ..     65,692,627     66,458,831
                                                           ------------   ------------
                                                           $484,747,832   $492,052,307
                                                           ============   ============


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S 101
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 5 -- REINSURANCE CEDED

      The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with affiliated companies and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves related to the reinsurance business and corresponding assets are held by the Company. Accordingly, policy reserves include $125,849,752 and $76,669,184 at December 31, 1998 and 1997, respectively, applicable to policies reinsured under modified coinsurance agreements. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                     For the years ended December 31,
                                               --------------------------------------------
                                                       1998            1997            1996
                                               ------------    ------------    ------------
Premiums and deposits ......................   $(65,505,954)   $(43,873,731)   $(83,250,212)
Net investment income ......................             --              --         (61,779)
Commission and expense allowances ..........     34,449,189       7,885,341      14,508,839
Reserve adjustments ........................     29,942,869      16,268,128      30,636,445
Other income ...............................      2,447,454       1,875,163         (25,000)
                                               ------------    ------------    ------------
  Revenues .................................      1,333,558     (17,845,099)    (38,191,707)

Policyholder benefits ......................     (7,606,157)    (10,975,075)    (26,873,945)
Increase in aggregate reserves .............        (35,020)     22,859,719      (5,658,260)
Reinsurance terminations ...................             --     (27,421,066)    (15,470,015)
General expenses and other taxes ...........       (337,215)        (40,452)        (81,667)
                                               ------------    ------------    ------------
  Deductions ...............................     (7,978,392)    (15,576,874)    (48,083,887)
                                               ------------    ------------    ------------
Net income (loss) from reinsurance ceded ...   $  9,311,950    $ (2,268,225)   $  9,892,180
                                               ============    ============    ============


-----------------------
102 P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 6 -- REINSURANCE ASSUMED

      The Company has entered into various coinsurance agreements with non-affiliated and affiliated companies. The Company assumes certain life and disability income policies.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                      For the years ended December 31,
                                                --------------------------------------------
                                                        1998            1997            1996
                                                ------------    ------------    ------------
Premiums and deposits .......................   $  1,336,343    $   (389,221)   $ 41,133,358
Net investment income .......................         45,349          45,288          94,657
Other income ................................             --         (62,752)        375,404
                                                ------------    ------------    ------------
  Revenues ..................................      1,381,692        (406,685)     41,603,419

Policyholder benefits .......................      3,022,842       3,967,619       8,076,053
Increase in aggregate reserves ..............     (1,387,716)    (31,677,857)     31,556,908
Reinsurance expenses ........................             --      27,603,602        (452,476)
Other expenses ..............................        382,249       1,885,300         551,319
                                                ------------    ------------    ------------
  Deductions ................................      2,017,375       1,778,664      39,731,804
                                                ------------    ------------    ------------
Net (loss) income from reinsurance assumed ..   $   (635,683)   $ (2,185,349)   $  1,871,615
                                                ============    ============    ============

NOTE 7 -- RELATED PARTY TRANSACTIONS

      Registered representatives of the Guardian Investor Services Corporation produce a major portion of the Company's business. During 1998, 1997 and 1996, premium and annuity considerations produced by GISC amounted to $554,895,420, $564,519,265 and $528,353,595, respectively. The related commissions paid to GISC amounted to $1,946,477, $1,979,926 and $1,851,468 for 1998, 1997 and 1996,
respectively.

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $83,611,701 in 1998, $60,009,449 in 1997 and $41,129,644 in 1996, and, in the
opinion of management, were considered appropriate for the services rendered.

      The company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware insurance law as an insurance company separate account. GIAC had contributed capital to GREA since it was established to provide for funds and to preserve liquidity. Effective December 19, 1997, GREA was liquidated and, as a result, $6,746,290 was returned to GIAC in the form of capital and there was a realized gain recorded of $969,045 included in the net gain from operations of separate accounts.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with GISC, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund. The investments as of December 31, 1998 and 1997 are as follows:


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S 103
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

                                                                 1998             1997
                                                       --------------   --------------
The Guardian Park Avenue Fund .......................  $  511,588,454   $  371,662,107
The Guardian Stock Fund .............................   3,664,861,157    3,222,051,866
The Guardian Small Cap Stock Fund ...................     109,166,077       60,104,422
The Guardian Park Avenue Small Cap Fund .............      13,183,737               --
The Guardian Bond Fund ..............................     381,492,004      355,417,535
The Baillie Gifford International Fund ..............     526,434,528      442,651,457
The Baillie Gifford Emerging Markets Fund ...........      34,599,571       65,038,546
The Guardian Baillie Gifford International Fund .....       9,066,433        3,378,730
The Guardian Baillie Gifford Emerging Markets Fund ..         817,757               --
The Guardian Asset Allocation Fund ..................      39,803,636       14,910,420
The Guardian Investment Quality Bond Fund ...........       9,350,331        1,546,854
The Guardian Cash Management Fund ...................      57,953,144       22,250,501
The Guardian Cash Fund ..............................     419,482,654      368,122,449
                                                       --------------   --------------
                                                       $5,777,799,483   $4,927,134,887
                                                       ==============   ==============

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company maintains an investment in an affiliated money market mutual fund, The Guardian Cash Management Fund. At December 31, 1998 and 1997 this amounted to $3,025,669 and $2,888,149, respectively. The Company also maintains an investment in an affiliated small cap stock mutual fund, The Guardian Small Cap Stock Fund. At December 31, 1998 and 1997 this amounted to $26,071,061 and $27,663,037, respectively.

NOTE 8 -- SEPARATE ACCOUNTS

      The following represents a reconciliation of net transfers from GIAC to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

                                                                     For the years ended December 31,
                                                          -----------------------------------------------------
                                                                     1998               1997               1996
                                                          ---------------    ---------------    ---------------
Transfers to separate accounts ........................   $ 1,358,239,902    $ 1,054,380,697    $   767,741,428
Transfers from separate accounts ......................    (1,168,640,854)      (782,891,638)      (518,683,141)
                                                          ---------------    ---------------    ---------------
  Net transfers to separate accounts ..................       189,599,048        271,489,059        249,058,287
                                                          ---------------    ---------------    ---------------
Reconciling Adjustments:
Mortality & expense guarantees -- variable annuity ....        85,937,882         70,027,514         53,219,656
Mortality & expense guarantees -- variable life .......         2,387,487          2,021,656          1,687,711
Administrative fees -- variable annuity ...............         4,703,565          4,095,230          3,867,120
Cost of insurance -- variable life ....................        16,844,679         11,205,120          4,844,028
                                                          ---------------    ---------------    ---------------
  Total adjustments ...................................       109,873,613         87,349,520         63,618,515
                                                          ---------------    ---------------    ---------------
Transfers as reported in the Statement of
  Operations of GIAC ..................................   $   299,472,661    $   358,838,579    $   312,676,802
                                                          ===============    ===============    ===============


-----------------------
104 P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 9 -- ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

      The following describes withdrawal characteristics of annuity actuarial reserves and deposit liabilities:

                                        For the Year Ending 1998    For the Year Ending 1997
                                        ------------------------    ------------------------
                                                Amount        %            Amount        %
                                          ------------   ------      ------------   ------
Subject to discretionary withdrawal
  with market value adjustment .......    $ 52,174,391    10.91%     $ 46,276,766    10.19%
                                          ------------   ------      ------------   ------
  total with adjustment or at
    market value .....................      52,174,391    10.91        46,276,766    10.19
  at book value without adjustment
    (minimal or no charge or
    adjustment) ......................     312,963,860    65.44       313,725,462    69.05
Not subject to discretionary
  withdrawal .........................     113,088,817    23.65        94,338,339    20.76
                                          ------------   ------      ------------   ------
Total (gross) ........................     478,227,068   100.00       454,340,567   100.00
Reinsurance ceded ....................              --       --                --       --
                                          ------------   ------      ------------   ------
Total ................................    $478,227,068   100.00%     $454,340,567   100.00%
                                          ============   ======      ============   ======

      This does not include $8,132,854,608 and $6,647,606,347 of non-guaranteed annuity reserves held in separate accounts, and $2,618,241 and $3,572,284 at December 31, 1998 and 1997, respectively, in annuity reserves being held as a loan collateral fund for loans on certain annuity contracts.

NOTE 10 -- STATUTORY FINANCIAL INFORMATION

      The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income:

                                                          For the years ended December 31,
                                                   --------------------------------------------
                                                           1998            1997            1996
                                                   ------------    ------------    ------------
Statutory net income ...........................   $ 40,461,030    $ 28,037,239    $ 19,695,432
Adjustments to restate to the basis of GAAP:
  Net income of subsidiaries ...................      4,542,855       4,326,500         142,201
  Change in deferred policy acquisition costs ..     43,181,782      41,883,919      42,525,493
  Deferred premiums ............................     (1,497,411)     (5,542,795)      3,238,115
  Re-estimation of future policy benefits ......     (9,649,126)     (3,353,249)     26,953,558
  Reinsurance ..................................      4,088,420      12,372,471     (36,353,822)
  Deferred federal income tax expense ..........    (11,950,565)    (16,212,244)    (13,074,280)
  Elimination of interest maintenance reserve ..       (266,599)       (111,783)       (333,219)
  Other, net ...................................        427,287         201,840      (2,444,872)
                                                   ------------    ------------    ------------
Consolidated GAAP net income ...................   $ 69,337,673    $ 61,601,898    $ 40,348,606
                                                   ============    ============    ============


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S 105
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder's equity:

                                                             For the years ended December 31,
                                                     -----------------------------------------------
                                                              1998             1997             1996
                                                     -------------    -------------    -------------
Statutory capital and surplus ....................   $ 227,387,038    $ 182,704,232    $ 153,780,908
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs .............     313,617,745      267,369,685      221,475,216
   Elimination of asset valuation reserve ........      29,566,970       26,305,528       15,121,269
   Re-estimation of future policy benefits .......      46,905,628       41,283,947       31,167,840
   Establishment of deferred federal income tax ..     (98,820,880)     (84,703,745)     (65,164,526)
   Unrealized gains on investments ...............      11,711,227        7,852,564        2,313,203
   Other liabilities .............................     (48,126,550)     (33,486,652)     (32,389,767)
   Deferred premiums .............................      (7,848,934)      (7,024,891)      (1,482,096)
   Other, net ....................................      (5,026,655)      (3,468,519)      (2,215,098)
                                                     -------------    -------------    -------------
     Consolidated GAAP stockholder's equity ......   $ 469,365,589    $ 396,832,149    $ 322,606,949
                                                     =============    =============    =============

-----------------------
106 P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory basis balance sheets of The Guardian Insurance & Annuity Company, Inc. as of December 31, 1998 and 1997, and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flows for the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared in conformity with accounting practices prescribed or permitted by insurance regulatory authorities (statutory basis of accounting), which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are material and are described in Note 2.

In our opinion, the financial statements referred to above (1) do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Guardian Insurance & Annuity Company, Inc. at December 31, 1998 and 1997, or the results of its operations or its cash flows for the three years ended in the period ended December 31, 1998, because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles, and (2) present fairly, in all material respects, its financial position and the results of its operations and its cash flows, in conformity with accounting practices prescribed or permitted by insurance regulatory authorities.


PricewaterhouseCoopers LLP

February 25, 1999


                                                         -----------------------
F I N A N C I A L   S T A T E M E N T S                  P R O S P E C T U S 107
                                                         -----------------------

--------------------------------------------------------------------------------
      APPENDIX A

--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with face amounts of $250,000 for a male insured Age 40. The insured is assumed to be in the preferred plus classification for the first 8 illustrations and the preferred classification for the next 8 illustrations. Values are first given based on current charges and then based on the policy's higher guaranteed charges. Each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. In addition, the first 8 illustrations will show values based on the cash value test and the next 8 illustrations will show values based on the guideline premium test. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue VUL policies with those under other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue VUL policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as partial withdrawals, will also affect results, as will the insured's sex, smoker status and underwriting class.

      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) monthly deductions are deducted from the policy account value on each monthly date. The net cash surrender values shown in the tables reflect the fact that a surrender charge is deducted upon surrender, face amount reduction or lapse during the first 15 policy years. The death benefits, net cash surrender values and policy account values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .90% of the average daily value of the assets in the Separate Account attributable to the policies for the first 20 policy years and
 .60% thereafter. See "Deductions and charges." The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.81% of the average daily net assets of such funds. The average is based upon actual expenses incurred during 1998 for all funds without regard for reimbursements made by the funds for previous years' expense payments.

      The operating expenses for the MFS Bond Series were capped at 0.40% of the average daily net assets of the series pursuant to agreement with the adviser.

      The operating expense figures used for the Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income and Fidelity VIP High Income Portfolios reflect the effects of expense reduction arrangements with third parties which occured during the year ended December 31, 1998.

      The operating expense figures used for the Fidelity Fidelity VIP II Index 500 Portfolio reflect the effects of expense reimbursement of certain fund expenses which occured during the year ended December 31, 1998.

      The operating expense figures used for the American Century V.P. International Fund reflect the waiver by the adviser of a portion of its management fee.

      In the absence of these arrangements, operating expenses of the affected funds, and the average investment advisory fees and expenses used in the following illustrations would have been higher. For an explanation of the expenses see the accompanying fund prospectuses.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment


-----------------------
108 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------
advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at -1.70%, 4.24% and 10.19%, respectively, based on a mortality and expense risks charge of
 .90% for the first 20 policy years and -1.41%, 4.56% and 10.52%, respectively, based on a mortality and expense risks charge of .60% thereafter. See "Net investment factor."

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash surrender values and policy account values illustrated. See "GIAC's taxes."

      The fourth column of each table shows the amount which would accumulate if an amount equal to the target premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return.

      GIAC will furnish upon request an illustration reflecting the proposed insured's Age, sex, underwriting class and the face amount requested, but a premium-based illustration must reflect GIAC's current minimum face amount requirement for Park Avenue VUL -- which is $100,000.

      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash. For purposes of these illustrations "net outlay" will be equal to target premium.

      From time to time, advertisements or sales literature for Park Avenue VUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue VUL on February 2, 1998. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See "Investment Performance of the Funds"). The results for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the policy in question.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 109
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

              Male Issue Age 40, Preferred Plus Underwriting Risk
                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $2,517.50

        These values reflect CURRENT cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,327          0    250,000    1,433           0   250,000    1,541          0  250,000
     2          41   2,518        5,419     3,252          0    250,000    3,569           0   250,000    3,900          0  250,000
     3          42   2,518        8,333     5,125      1,158    250,000    5,776       1,808   250,000    6,479      2,512  250,000
     4          43   2,518       11,393     6,940      3,277    250,000    8,049       4,386   250,000    9,294      5,631  250,000
     5          44   2,518       14,606     8,690      5,332    250,000   10,385       7,027   250,000   12,362      9,004  250,000
     6          45   2,518       17,980    10,377      7,324    250,000   12,787       9,734   250,000   15,710     12,657  250,000
     7          46   2,518       21,522    12,000      9,253    250,000   15,256      12,508   250,000   19,366     16,618  250,000
     8          47   2,518       25,242    13,555     11,113    250,000   17,791      15,348   250,000   23,357     20,914  250,000
     9          48   2,518       29,147    15,042     12,907    250,000   20,392      18,257   250,000   27,717     25,582  250,000
    10          49   2,518       33,248    16,460     14,630    250,000   23,063      21,233   250,000   32,485     30,655  250,000
    15          54   2,518       57,040    22,780     22,475    250,000   37,877      37,572   250,000   64,523     64,218  250,000
    20          59   2,518       87,406    27,214     27,214    250,000   54,906      54,906   250,000  116,070    116,070  250,000
    25          64   2,518      126,161    28,896     28,896    250,000   74,665      74,665   250,000  201,500    201,500  342,950
    30          69   2,518      175,623    25,563     25,563    250,000   96,079      96,079   250,000  336,513    336,513  509,320

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
110 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $2,517.50

       These values reflect GUARANTEED cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,327          0    250,000    1,433           0   250,000    1,541          0  250,000
     2          41   2,518        5,419     2,895          0    250,000    3,201           0   250,000    3,520          0  250,000
     3          42   2,518        8,333     4,397        430    250,000    5,003       1,036   250,000    5,661      1,694  250,000
     4          43   2,518       11,393     5,827      2,164    250,000    6,835       3,172   250,000    7,973      4,310  250,000
     5          44   2,518       14,606     7,186      3,828    250,000    8,698       5,340   250,000   10,474      7,116  250,000
     6          45   2,518       17,980     8,466      5,414    250,000   10,585       7,532   250,000   13,176     10,124  250,000
     7          46   2,518       21,522     9,665      6,917    250,000   12,493       9,745   250,000   16,097     13,350  250,000
     8          47   2,518       25,242    10,779      8,336    250,000   14,419      11,977   250,000   19,257     16,815  250,000
     9          48   2,518       29,147    11,805      9,670    250,000   16,362      14,227   250,000   22,678     20,543  250,000
    10          49   2,518       33,248    12,737     10,907    250,000   18,312      16,482   250,000   26,380     24,550  250,000
    15          54   2,518       57,040    15,943     15,638    250,000   28,212      27,907   250,000   50,442     50,137  250,000
    20          59   2,518       87,406    15,098     15,098    250,000   36,664      36,664   250,000   86,810     86,810  250,000
    25          64   2,518      126,161     7,426      7,426    250,000   41,129      41,129   250,000  145,739    145,739  250,000
    30          69   2,518      175,623         0          0          0   34,502      34,502   250,000  237,654    237,654  359,695

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 111
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $2,517.50

        These values reflect CURRENT cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,325          0    251,325    1,432           0   251,432    1,539          0  251,539
     2          41   2,518        5,419     3,247          0    253,247    3,564           0   253,564    3,894          0  253,894
     3          42   2,518        8,333     5,115      1,147    255,115    5,764       1,796   255,764    6,465      2,498  256,465
     4          43   2,518       11,393     6,921      3,258    256,921    8,026       4,364   258,026    9,267      5,604  259,267
     5          44   2,518       14,606     8,659      5,301    258,659   10,346       6,989   260,346   12,315      8,957  262,315
     6          45   2,518       17,980    10,330      7,278    260,330   12,727       9,675   262,727   15,634     12,582  265,634
     7          46   2,518       21,522    11,934      9,186    261,934   15,168      12,420   265,168   19,250     16,502  269,250
     8          47   2,518       25,242    13,465     11,022    263,465   17,665      15,223   267,665   23,185     20,743  273,185
     9          48   2,518       29,147    14,922     12,787    264,922   20,219      18,084   270,219   27,471     25,336  277,471
    10          49   2,518       33,248    16,304     14,474    266,304   22,830      21,000   272,830   32,140     30,310  282,140
    15          54   2,518       57,040    22,337     22,032    272,337   37,076      36,771   287,076   63,065     62,760  313,065
    20          59   2,518       87,406    26,231     26,231    276,231   52,733      52,733   302,733  111,157    111,157  361,157
    25          64   2,518      126,161    26,943     26,943    276,943   69,290      69,290   319,290  187,789    187,789  437,789
    30          69   2,518      175,623    22,093     22,093    272,093   83,668      83,668   333,668  306,965    306,965  556,965

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
112 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $2,517.50

       These values reflect GUARANTEED cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,325          0    251,325    1,432           0   251,432    1,539          0  251,539
     2          41   2,518        5,419     2,886          0    252,886    3,190           0   253,190    3,509          0  253,509
     3          42   2,518        8,333     4,375        407    254,375    4,978       1,010   254,978    5,632      1,665  255,632
     4          43   2,518       11,393     5,787      2,125    255,787    6,787       3,125   256,787    7,917      4,254  257,917
     5          44   2,518       14,606     7,124      3,766    257,124    8,621       5,263   258,621   10,379      7,022  260,379
     6          45   2,518       17,980     8,376      5,323    258,376   10,468       7,415   260,468   13,027      9,974  263,027
     7          46   2,518       21,522     9,539      6,792    259,539   12,324       9,577   262,324   15,873     13,125  265,873
     8          47   2,518       25,242    10,612      8,169    260,612   14,186      11,743   264,186   18,933     16,491  268,933
     9          48   2,518       29,147    11,590      9,455    261,590   16,047      13,912   266,047   22,224     20,089  272,224
    10          49   2,518       33,248    12,464     10,634    262,464   17,899      16,069   267,899   25,758     23,928  275,758
    15          54   2,518       57,040    15,238     14,933    265,238   26,896      26,591   276,896   47,980     47,675  297,980
    20          59   2,518       87,406    13,663     13,663    263,663   33,248      33,248   283,248   78,676     78,676  328,676
    25          64   2,518      126,161     5,105      5,105    255,105   33,317      33,317   283,317  120,903    120,903  370,903
    30          69   2,518      175,623         0          0          0   18,894      18,894   268,894  173,916    173,916  423,916

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 113
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $3,060.00

        These values reflect CURRENT cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,731          0    250,000     1,864           0  250,000    1,998          0  250,000
     2          41   3,060        6,587     4,044          0    250,000     4,439           0  250,000    4,852          0  250,000
     3          42   3,060       10,129     6,284      1,467    250,000     7,090       2,273  250,000    7,962      3,145  250,000
     4          43   3,060       13,848     8,451      4,006    250,000     9,818       5,373  250,000   11,353      6,908  250,000
     5          44   3,060       17,754    10,538      6,463    250,000    12,618       8,543  250,000   15,048     10,973  250,000
     6          45   3,060       21,855    12,534      8,829    250,000    15,482      11,777  250,000   19,065     15,360  250,000
     7          46   3,060       26,160    14,444     11,109    250,000    18,417      15,082  250,000   23,443     20,108  250,000
     8          47   3,060       30,681    16,269     13,304    250,000    21,426      18,461  250,000   28,221     25,256  250,000
     9          48   3,060       35,428    18,006     15,413    250,000    24,509      21,916  250,000   33,437     30,845  250,000
    10          49   3,060       40,413    19,642     17,419    250,000    27,656      25,433  250,000   39,127     36,904  250,000
    15          54   3,060       69,332    26,715     26,345    250,000    44,937      44,567  250,000   77,289     76,919  250,000
    20          59   3,060      106,241    30,891     30,891    250,000    64,236      64,236  250,000  138,594    138,594  269,293
    25          64   3,060      153,347    30,535     30,535    250,000    85,721      85,721  250,000  237,262    237,262  403,816
    30          69   3,060      213,468    22,145     22,145    250,000   107,839     107,839  250,000  388,971    388,971  588,717

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
114 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $3,060.00

       These values reflect GUARANTEED cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,731          0    250,000    1,864           0   250,000    1,998          0  250,000
     2          41   3,060        6,587     3,782          0    250,000    4,170           0   250,000    4,574          0  250,000
     3          42   3,060       10,129     5,761        943    250,000    6,535       1,717   250,000    7,374      2,556  250,000
     4          43   3,060       13,848     7,660      3,215    250,000    8,955       4,510   250,000   10,414      5,969  250,000
     5          44   3,060       17,754     9,483      5,408    250,000   11,433       7,358   250,000   13,721      9,646  250,000
     6          45   3,060       21,855    11,222      7,517    250,000   13,965      10,260   250,000   17,315     13,610  250,000
     7          46   3,060       26,160    12,873      9,538    250,000   16,549      13,214   250,000   21,223     17,888  250,000
     8          47   3,060       30,681    14,434     11,469    250,000   19,183      16,218   250,000   25,476     22,511  250,000
     9          48   3,060       35,428    15,904     13,311    250,000   21,868      19,276   250,000   30,108     27,516  250,000
    10          49   3,060       40,413    17,274     15,051    250,000   24,598      22,375   250,000   35,155     32,932  250,000
    15          54   3,060       69,332    22,700     22,330    250,000   39,132      38,762   250,000   68,637     68,267  250,000
    20          59   3,060      106,241    24,154     24,154    250,000   53,815      53,815   250,000  121,448    121,448  250,000
    25          64   3,060      153,347    19,173     19,173    250,000   67,446      67,446   250,000  206,788    206,788  351,950
    30          69   3,060      213,468     1,722      1,722    250,000   75,223      75,223   250,000  334,207    334,207  505,830

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 115
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $3,060.00

        These values reflect CURRENT cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,728          0    251,728    1,861           0   251,861    1,995          0  251,995
     2          41   3,060        6,587     4,035          0    254,035    4,430           0   254,430    4,841          0  254,841
     3          42   3,060       10,129     6,266      1,448    256,266    7,069       2,251   257,069    7,938      3,120  257,938
     4          43   3,060       13,848     8,418      3,973    258,418    9,778       5,333   259,778   11,307      6,862  261,307
     5          44   3,060       17,754    10,485      6,410    260,485   12,553       8,478   262,553   14,968     10,893  264,968
     6          45   3,060       21,855    12,454      8,749    262,454   15,380      11,675   265,380   18,935     15,230  268,935
     7          46   3,060       26,160    14,331     10,996    264,331   18,266      14,931   268,266   23,243     19,980  273,243
     8          47   3,060       30,681    16,113     13,148    266,113   21,211      18,246   271,211   27,925     24,960  277,925
     9          48   3,060       35,428    17,799     15,207    267,799   24,212      21,619   274,212   33,012     30,420  283,012
    10          49   3,060       40,413    19,373     17,151    269,373   27,255      25,032   277,255   38,530     36,308  288,530
    15          54   3,060       69,332    25,951     25,581    275,951   43,547      43,177   293,547   74,744     74,374  324,744
    20          59   3,060      106,241    29,169     29,169    279,169   60,384      60,384   310,384  129,905    129,905  379,905
    25          64   3,060      153,347    27,123     27,123    277,123   76,039      76,039   326,039  215,624    215,624  465,624
    30          69   3,060      213,468    16,390     16,390    266,390   85,471      85,471   335,471  345,413    345,413  595,413

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
116 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $3,060.00

       These values reflect GUARANTEED cost of insurance and other charges using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,728          0    251,728    1,861           0   251,861    1,995          0  251,995
     2          41   3,060        6,587     3,769          0    253,769    4,156           0   254,156    4,559          0  254,559
     3          42   3,060       10,129     5,732        914    255,732    6,501       1,684   256,501    7,336      2,519  257,336
     4          43   3,060       13,848     7,609      3,164    257,609    8,893       4,448   258,893   10,341      5,896  260,341
     5          44   3,060       17,754     9,402      5,327    259,402   11,333       7,258   261,333   13,598      9,523  263,598
     6          45   3,060       21,855    11,103      7,398    261,103   13,813      10,108   263,813   17,120     13,415  267,120
     7          46   3,060       26,160    12,709      9,374    262,709   16,329      12,994   266,329   20,931     17,596  270,931
     8          47   3,060       30,681    14,215     11,250    264,215   18,878      15,913   268,878   25,053     22,088  275,053
     9          48   3,060       35,428    15,619     13,027    265,619   21,456      18,864   271,456   29,515     26,922  279,515
    10          49   3,060       40,413    16,913     14,691    266,913   24,054      21,832   274,054   34,339     32,116  284,339
    15          54   3,060       69,332    21,744     21,374    271,744   37,368      36,998   287,368   65,364     64,994  315,364
    20          59   3,060      106,241    22,109     22,109    272,109   49,096      49,096   299,096  110,437    110,437  360,437
    25          64   3,060      153,347    15,472     15,472    265,472   56,110      56,110   306,110  176,847    176,847  426,847
    30          69   3,060      213,468         0          0          0   50,374      50,374   300,374  269,768    269,768  519,768

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 117
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

              Male Issue Age 40, Preferred Plus Underwriting Risk
                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $2,517.50

        These values reflect CURRENT cost ofV insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,327          0    250,000    1,433           0   250,000    1,541          0  250,000
     2          41   2,518        5,419     3,252          0    250,000    3,569           0   250,000    3,900          0  250,000
     3          42   2,518        8,333     5,125      1,158    250,000    5,776       1,808   250,000    6,479      2,512  250,000
     4          43   2,518       11,393     6,940      3,277    250,000    8,049       4,386   250,000    9,294      5,631  250,000
     5          44   2,518       14,606     8,690      5,332    250,000   10,385       7,027   250,000   12,362      9,004  250,000
     6          45   2,518       17,980    10,377      7,324    250,000   12,787       9,734   250,000   15,710     12,657  250,000
     7          46   2,518       21,522    12,000      9,253    250,000   15,256      12,508   250,000   19,366     16,618  250,000
     8          47   2,518       25,242    13,555     11,113    250,000   17,791      15,348   250,000   23,357     20,914  250,000
     9          48   2,518       29,147    15,042     12,907    250,000   20,392      18,257   250,000   27,717     25,582  250,000
    10          49   2,518       33,248    16,460     14,630    250,000   23,063      21,233   250,000   32,485     30,655  250,000
    15          54   2,518       57,040    22,780     22,475    250,000   37,877      37,572   250,000   64,523     64,218  250,000
    20          59   2,518       87,406    27,214     27,214    250,000   54,906      54,906   250,000  116,070    116,070  250,000
    25          64   2,518      126,161    28,896     28,896    250,000   74,665      74,665   250,000  203,102    203,102  250,000
    30          69   2,518      175,623    25,563     25,563    250,000   96,079      96,079   250,000  347,415    347,415  403,002

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
118 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

              Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $2,517.50

       These values reflect GUARANTEED cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,327          0    250,000    1,433           0   250,000    1,541          0  250,000
     2          41   2,518        5,419     2,895          0    250,000    3,201           0   250,000    3,520          0  250,000
     3          42   2,518        8,333     4,397        430    250,000    5,003       1,036   250,000    5,661      1,694  250,000
     4          43   2,518       11,393     5,827      2,164    250,000    6,835       3,172   250,000    7,973      4,310  250,000
     5          44   2,518       14,606     7,186      3,828    250,000    8,698       5,340   250,000   10,474      7,116  250,000
     6          45   2,518       17,980     8,466      5,414    250,000   10,585       7,532   250,000   13,176     10,124  250,000
     7          46   2,518       21,522     9,665      6,917    250,000   12,493       9,745   250,000   16,097     13,350  250,000
     8          47   2,518       25,242    10,779      8,336    250,000   14,419      11,977   250,000   19,257     16,815  250,000
     9          48   2,518       29,147    11,805      9,670    250,000   16,362      14,227   250,000   22,678     20,543  250,000
    10          49   2,518       33,248    12,737     10,907    250,000   18,312      16,482   250,000   26,380     24,550  250,000
    15          54   2,518       57,040    15,943     15,638    250,000   28,212      27,907   250,000   50,442     50,137  250,000
    20          59   2,518       87,406    15,098     15,098    250,000   36,664      36,664   250,000   86,810     86,810  250,000
    25          64   2,518      126,161     7,426      7,426    250,000   41,129      41,129   250,000  145,739    145,739  250,000
    30          69   2,518      175,623         0          0          0   34,502      34,502   250,000  246,000    246,000  285,360

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 119
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

              Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $2,517.50

        These values reflect CURRENT cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,325          0    251,325    1,432           0   251,432    1,539          0  251,539
     2          41   2,518        5,419     3,247          0    253,247    3,564           0   253,564    3,894          0  253,894
     3          42   2,518        8,333     5,115      1,147    255,115    5,764       1,796   255,764    6,465      2,498  256,465
     4          43   2,518       11,393     6,921      3,258    256,921    8,026       4,364   258,026    9,267      5,604  259,267
     5          44   2,518       14,606     8,659      5,301    258,659   10,346       6,989   260,346   12,315      8,957  262,315
     6          45   2,518       17,980    10,330      7,278    260,330   12,727       9,675   262,727   15,634     12,582  265,634
     7          46   2,518       21,522    11,934      9,186    261,934   15,168      12,420   265,168   19,250     16,502  269,250
     8          47   2,518       25,242    13,465     11,022    263,465   17,665      15,223   267,665   23,185     20,743  273,185
     9          48   2,518       29,147    14,922     12,787    264,922   20,219      18,084   270,219   27,471     25,336  277,471
    10          49   2,518       33,248    16,304     14,474    266,304   22,830      21,000   272,830   32,140     30,310  282,140
    15          54   2,518       57,040    22,337     22,032    272,337   37,076      36,771   287,076   63,065     62,760  313,065
    20          59   2,518       87,406    26,231     26,231    276,231   52,733      52,733   302,733  111,157    111,157  361,157
    25          64   2,518      126,161    26,943     26,943    276,943   69,290      69,290   319,290  187,789    187,789  437,789
    30          69   2,518      175,623    22,093     22,093    272,093   83,668      83,668   333,668  306,965    306,965  556,965

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
120 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

              Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $2,517.50

       These values reflect GUARANTEED cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   2,518        2,643     1,325          0    251,325    1,432           0   251,432    1,539          0  251,539
     2          41   2,518        5,419     2,886          0    252,886    3,190           0   253,190    3,509          0  253,509
     3          42   2,518        8,333     4,375        407    254,375    4,978       1,010   254,978    5,632      1,665  255,632
     4          43   2,518       11,393     5,787      2,125    255,787    6,787       3,125   256,787    7,917      4,254  257,917
     5          44   2,518       14,606     7,124      3,766    257,124    8,621       5,263   258,621   10,379      7,022  260,379
     6          45   2,518       17,980     8,376      5,323    258,376   10,468       7,415   260,468   13,027      9,974  263,027
     7          46   2,518       21,522     9,539      6,792    259,539   12,324       9,577   262,324   15,873     13,125  265,873
     8          47   2,518       25,242    10,612      8,169    260,612   14,186      11,743   264,186   18,933     16,491  268,933
     9          48   2,518       29,147    11,590      9,455    261,590   16,047      13,912   266,047   22,224     20,089  272,224
    10          49   2,518       33,248    12,464     10,634    262,464   17,899      16,069   267,899   25,758     23,928  275,758
    15          54   2,518       57,040    15,238     14,933    265,238   26,896      26,591   276,896   47,980     47,675  297,980
    20          59   2,518       87,406    13,663     13,663    263,663   33,248      33,248   283,248   78,676     78,676  328,676
    25          64   2,518      126,161     5,105      5,105    255,105   33,317      33,317   283,317  120,903    120,903  370,903
    30          69   2,518      175,623         0          0          0   18,894      18,894   268,894  173,916    173,916  423,916

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 121
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $3,060.00

        These values reflect CURRENT cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,731          0    250,000     1,864           0  250,000    1,998          0  250,000
     2          41   3,060        6,587     4,044          0    250,000     4,439           0  250,000    4,852          0  250,000
     3          42   3,060       10,129     6,284      1,467    250,000     7,090       2,273  250,000    7,962      3,145  250,000
     4          43   3,060       13,848     8,451      4,006    250,000     9,818       5,373  250,000   11,353      6,908  250,000
     5          44   3,060       17,754    10,538      6,463    250,000    12,618       8,543  250,000   15,048     10,973  250,000
     6          45   3,060       21,855    12,534      8,829    250,000    15,482      11,777  250,000   19,065     15,360  250,000
     7          46   3,060       26,160    14,444     11,109    250,000    18,417      15,082  250,000   23,433     20,108  250,000
     8          47   3,060       30,681    16,269     13,304    250,000    21,426      18,461  250,000   28,221     25,256  250,000
     9          48   3,060       35,428    18,006     15,413    250,000    24,509      21,916  250,000   33,437     30,845  250,000
    10          49   3,060       40,413    19,642     17,419    250,000    27,656      25,433  250,000   39,127     36,904  250,000
    15          54   3,060       69,332    26,715     26,345    250,000    44,937      44,567  250,000   77,289     76,919  250,000
    20          59   3,060      106,241    30,891     30,891    250,000    64,236      64,236  250,000  138,687    138,687  250,000
    25          64   3,060      153,347    30,535     30,535    250,000    85,721      85,721  250,000  243,175    243,175  296,674
    30          69   3,060      213,468    22,145     22,145    250,000   107,839     107,839  250,000  413,888    413,888  480,110

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
122 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

                           Target Premium = $3,060.00

       These values reflect GUARANTEED cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,731          0    250,000    1,874           0   250,000    1,998          0  250,000
     2          41   3,060        6,587     3,782          0    250,000    4,170           0   250,000    4,574          0  250,000
     3          42   3,060       10,129     5,761        943    250,000    6,535       1,717   250,000    7,374      2,556  250,000
     4          43   3,060       13,848     7,660      3,215    250,000    8,955       4,510   250,000   10,414      5,969  250,000
     5          44   3,060       17,754     9,483      5,408    250,000   11,433       7,358   250,000   13,721      9,646  250,000
     6          45   3,060       21,855    11,222      7,517    250,000   13,965      10,260   250,000   17,315     13,610  250,000
     7          46   3,060       26,160    12,873      9,538    250,000   16,549      13,214   250,000   21,223     17,888  250,000
     8          47   3,060       30,681    14,434     11,469    250,000   19,183      16,218   250,000   25,476     22,511  250,000
     9          48   3,060       35,428    15,904     13,311    250,000   21,868      19,276   250,000   30,108     27,516  250,000
    10          49   3,060       40,413    17,274     15,051    250,000   24,598      22,375   250,000   35,155     32,932  250,000
    15          54   3,060       69,332    22,700     22,330    250,000   39,132      38,762   250,000   68,637     68,267  250,000
    20          59   3,060      106,241    24,154     24,154    250,000   53,815      53,815   250,000  121,448    121,448  250,000
    25          64   3,060      153,347    19,173     19,173    250,000   67,446      67,446   250,000  211,237    211,237  257,709
    30          69   3,060      213,468     1,722      1,722    250,000   75,223      75,223   250,000  359,800    359,800  417,368

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 123
                                                         -----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $3,060.00

        These values reflect CURRENT cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,728          0    251,728    1,861           0   251,861    1,995          0  251,995
     2          41   3,060        6,587     4,035          0    254,035    4,430           0   254,430    4,841          0  254,841
     3          42   3,060       10,129     6,266      1,448    256,266    7,069       2,251   257,069    7,938      3,120  257,938
     4          43   3,060       13,848     8,418      3,973    258,418    9,778       5,333   259,778   11,307      6,862  261,307
     5          44   3,060       17,754    10,485      6,410    260,485   12,553       8,478   262,553   14,968     10,893  264,968
     6          45   3,060       21,855    12,454      8,749    262,454   15,380      11,675   265,380   18,935     15,230  268,935
     7          46   3,060       26,160    14,331     10,996    264,331   18,266      14,931   268,266   23,243     19,908  273,243
     8          47   3,060       30,681    16,113     13,148    266,113   21,211      18,246   271,211   27,925     24,960  277,925
     9          48   3,060       35,428    17,799     15,207    267,799   24,212      21,619   274,212   33,012     30,420  283,012
    10          49   3,060       40,413    19,373     17,151    269,373   27,255      25,032   277,255   38,530     36,308  288,530
    15          54   3,060       69,332    25,951     25,581    275,951   43,547      43,177   293,547   74,744     74,374  324,744
    20          59   3,060      106,241    29,169     29,169    279,169   60,384      60,384   310,384  129,905    129,905  379,905
    25          64   3,060      153,347    27,123     27,123    277,123   76,039      76,039   326,039  215,624    215,624  465,324
    30          69   3,060      213,468    16,390     16,390    266,930   85,471      85,471   335,471  345,413    345,413  595,413

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------
124 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

                           Target Premium = $3,060.00

       These values reflect GUARANTEED cost of insurance and other charges using the Guideline Premium Test as defined under Section 7702 of the Internal Revenue Code.

                                              Assuming Guaranteed             Assuming Guaranteed           Assuming Guaranteed
                               Premiums   Charges and 0% Gross Return     Charges and 6% Gross Return   Charges and 12% Gross Return
                                         ------------------------------  -----------------------------  ----------------------------
   End         Age          Accumulated                  Net                            Net                            Net
    of   Beginning                at 5%    Policy       Cash        Net   Policy        Cash       Net   Policy       Cash      Net
Policy          of     Net     Interest   Account  Surrender      Death  Account   Surrender     Death  Account  Surrender    Death
  Year        Year  Outlay     Per Year     Value      Value    Benefit    Value       Value   Benefit    Value      Value  Benefit
------   ---------  ------  -----------  --------  ---------  ---------  -------   ---------   -------  -------  ---------  -------
     1          40   3,060        3,213     1,728          0    251,728    1,861           0   251,861    1,995          0  251,995
     2          41   3,060        6,587     3,769          0    253,769    4,156           0   254,156    4,559          0  254,559
     3          42   3,060       10,129     5,732        914    255,732    6,501       1,684   256,501    7,336      2,519  257,336
     4          43   3,060       13,848     7,609      3,164    257,609    8,893       4,448   258,893   10,341      5,896  260,341
     5          44   3,060       17,754     9,402      5,327    259,402   11,333       7,258   261,333   13,598      9,523  263,598
     6          45   3,060       21,855    11,103      7,398    261,103   13,813      10,108   263,813   17,120     13,415  267,120
     7          46   3,060       26,160    12,709      9,374    262,709   16,329      12,994   266,329   20,931     17,596  270,931
     8          47   3,060       30,681    14,215     11,250    264,215   18,878      15,913   268,878   25,053     22,088  275,053
     9          48   3,060       35,428    15,619     13,027    265,619   21,456      18,864   271,456   29,515     26,922  279,515
    10          49   3,060       40,413    16,913     14,691    266,913   24,054      21,832   274,054   34,339     32,116  284,339
    15          54   3,060       69,332    21,744     21,374    271,744   37,368      36,998   287,368   65,364     64,994  315,364
    20          59   3,060      106,241    22,109     22,109    272,109   49,096      49,096   299,096  110,437    110,437  360,437
    25          64   3,060      153,347    15,472     15,472    265,472   56,110      56,110   306,110  176,847    176,847  426,847
    30          69   3,060      213,468         0          0          0   50,374      50,374   300,374  269,768    269,768  519,768

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 125
                                                         -----------------------

--------------------------------------------------------------------------------
      APPENDIX B
      USES OF LIFE INSURANCE
--------------------------------------------------------------------------------

The following are examples of ways in which the policy can be used to address certain financial objectives, bearing in mind that variable life insurance is not a short-term investment and that its primary purpose is to provide benefits upon the death of the insured.

Family Income Protection

Life insurance may be purchased on the lives of a family's income earners to provide a death benefit to cover final expenses, and continue the current income to the family. The amount of insurance purchase should be an amount which will provide a death benefit that when invested outside the policy at a reasonable interest rate, will generate enough money to replace the insured's income.

Estate Protection

Life insurance may be purchased by a trust on the life of a person whose estate will incur federal estate taxes upon his or her death. The amount of insurance purchased should equal the amount of the estimated estate tax liability. Upon the insured's death, the trustee could make the death proceeds available to the estate for the payment of estate taxes.

Education Funding

Life insurance may be purchased on the life of the parent(s) or primary person funding an education. The amount of insurance purchased should equal the total education cost projected at a reasonable inflation rate.

In the event of the insured's death, the guaranteed death benefit is available to help pay the education costs. If the insured lives through the education years, the cash value accumulations may be accessed to help offset the remaining education costs. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Mortgage Protection

Life insurance may be purchased on the life of the person(s) responsible for making mortgage payments. The amount of insurance purchased should equal the mortgage amount. In the event of the insured's death, the guaranteed death benefit can be used to offset the remaining mortgage balance.

During the insured's lifetime, the cash value accumulations may be accessed late in the mortgage term to help make the remaining mortgage payments. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Key Person Protection

Life insurance may be purchased by a business on the life of a key person in an amount equal to a key person's value, considering salary, benefits, and contribution to business profits. Upon the key person's death, the business can use the death benefit to ease the interruption of business operations and/or to provide a replacement fund for hiring a new executive.

Business Continuation Protection

Life insurance may be purchased on the life of each business owner in an amount equal to the value of each owner's business interest. In the event of death, the guaranteed death benefit may provide the funds needed to carry out the purchase of the deceased's business interest by the business, or surviving owners, from the deceased owner's heirs.

Retirement Income

Life insurance may be purchased on the life of a family income earner during his or her working life. If the insured lives to retirement, the cash value accumulations may be accessed to provide retirement payments. In the event of the insured's death, the proceeds may be used to provide retirement income to his or her spouse. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Deferred Compensation Plans

Life insurance may be purchased to fund a Deferred Compensation Plan, or Selective Incentive Plan, for key employees. A Deferred Compensation Plan, or Selective Incentive Plan, is a written agreement between an employer and an executive. The employer makes an unsecured promise to make future benefit payments to a key executive if the executive meets certain stated requirements.

Under this type of plan, a company purchases a cash value life insurance policy insuring an executive's life to (1)


-----------------------
126 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

APPENDIX B

USES OF LIFE INSURANCE

informally fund the promised benefits and (2) recover its plan costs at the death of the executive. The policy cash values may be used to help pay the promised benefits to the executive. In the event that the executive dies prior to retirement, the policy death benefits can be used to fund survivor benefits.

Split Dollar Plans

Life insurance may be purchased by an employer on the life of an employee under a Split Dollar Plan. In a Split Dollar Plan, the employer advances the executive the premium on a life insurance policy. Both the employer and the executive share the cash value and death benefit under the policy. Generally, the employer has rights to the cash value and death benefit equal to its advances. The balance of the cash value and death benefit belong to the executive.

The executive receives an economic benefit for which he or she must contribute into the plan or pay income tax. The economic benefit is equal to the term value of the death benefit assuming taxation under IRS Revenue Rulings and IRC Section
72. Different results are possible if these or other code sections are applied or amended.

Executive Bonus Plans

Life Insurance may be purchased by an employee with funds provided by his or her employer for that purpose. An Executive Bonus plan involves an employer providing an executive with additional compensation to enable the executive to pay premiums on a life insurance policy. The bonus is tax deductible by the employer and received as taxable income by the executive.

*  *  *  *

Because the policy provides a death benefit and cash surrender value, the policy can be used for various individual and business planning purposes. Purchasing the policy in part for such purposes entails certain risks, particularly if the policy's cash surrender value, as opposed to its death benefit, will be the principal policy feature used for such planning purposes. If Policy Premiums are not paid, the investment performance of the Variable Investment Options to which Policy Account Value is allocated is poorer than anticipated, or insufficient cash surrender value is maintained, then the policy may lapse or may not accumulate sufficient values to fund the purpose for which the policy was purchased. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, a purchaser should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

Policyowners are urged to consult competent tax advisors about the possible tax consequences of pre-death distributions from any life insurance policy, including Park Avenue Life.


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 127
                                                         -----------------------

--------------------------------------------------------------------------------
      APPENDIX C
      ADDITIONAL BENEFITS BY RIDER

--------------------------------------------------------------------------------

Additional benefits are available by riders to the policy. Riders are issued subject to GIAC's standards for classifying risks. GIAC charges premiums for additional benefit riders. These premium amounts are included in the policy premium charged to a Park Avenue Life policyowner, but rider premiums are not allocated to the variable investment options or fixed-rate option under the policy. The benefits provided by the riders are fully described in the riders and summarized here.

      Waiver of Premium -- This rider provides for the waiver of Policy Premiums while the insured is totally disabled.

      Accidental Death Benefit -- This rider provides additional insurance coverage if the insured's death results from accidental bodily injury.

      Guaranteed Purchase Option -- This rider provides the policyowner the right to purchase additional insurance policies on the insured's life without evidence of insurability on the policy anniversaries nearest certain birthdays of the insured (the "Option Dates") or within specified time periods of qualifying life events ("Alternate Option Dates") provided
      (i) all policy premiums are paid to the applicable Option Date or Alternate Option Date, (ii) written application and evidence of insurability satisfactory to the issuer and the first premium for the new policy are received as set forth in the rider, (iii) if applicable, satisfactory evidence of the qualifying life event accompanies the application.

      Simplified Insurability Option -- This rider allows the policyowner to purchase additional policies on certain policy anniversaries ("Option Dates") provided: (i) all policy premiums are paid to the applicable Option Date, (ii) written application and evidence of insurability satisfactory to the issuer are received as set forth in the rider, and
      (iii) policy premiums are not being waived under a waiver of premium rider.

      Adjustable Renewable Term (ART) Insurance -- This rider provides term insurance for one year periods.

By adding an ART rider to a Park Avenue Life policy, a policyowner can increase the insurance coverage provided by the entire contract. Generally, term insurance is intended to fill a temporary insurance need, and permanent (whole life) insurance is intended to fill long-term insurance needs. Term insurance is generally more economical for short periods, while permanent insurance is generally more economical over longer periods. If a policyowner has a short-term need for more insurance protection, it may be in his or her interest to supplement a Park Avenue Life policy with an ART rider. When the need abates, the rider can be terminated without triggering surrender charges, which are imposed when the policy's coverage is reduced during the first 12 policy years. See "Decreasing the Face Amount" and "Deductions and Charges."

GIAC may from time to time discontinue the availability of one or more of these riders, or make other riders available. GIAC agents can provide information about the current availablity of particular riders.


-----------------------
128 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

--------------------------------------------------------------------------------
      APPENDIX D

--------------------------------------------------------------------------------

           First Year Surrender Charge Rates per $1,000 of Face Amount

                            Male                                    Female                               Unisex
              ---------------------------------       ---------------------------------     --------------------------------
              Preferred                               Preferred                             Preferred
      Age       Plus      Preferred    Standard         Plus       Preferred   Standard       Plus      Preferred   Standard
     -----    ---------   ---------    --------       ---------    ---------   --------     ---------   ---------   --------
       0                     6.00                                     4.65                                 6.00
       1                     4.50                                     4.50                                 4.50
       2                     4.50                                     4.50                                 4.50
       3                     4.50                                     4.50                                 4.50
       4                     4.50                                     4.50                                 4.50
       5                     4.59                                     4.50                                 4.50
       6                     4.76                                     4.50                                 4.62
       7                     4.94                                     4.50                                 4.79
       8                     5.12                                     4.50                                 4.97
       9                     5.31                                     4.50                                 5.16
      10                     5.52                                     4.50                                 5.36
      11                     5.73                                     4.52                                 5.57
      12                     5.96                                     4.68                                 5.78
      13                     6.20                                     4.86                                 6.00
      14                     6.44                                     5.04                                 6.24
      15                     6.68                                     5.22                                 6.48
      16                     6.93                                     5.42                                 6.72
      17                     7.19                                     5.61                                 6.96
      18                     7.44                                     5.84                                 7.22
      19                     7.70                                     6.05                                 7.47
      20         6.66        7.97        10.76           5.40         6.29        8.31         6.48        7.73       10.49
      21         6.90        8.25        11.15           5.61         6.53        8.64         6.72        8.01       10.80
      22         7.17        8.57        11.57           5.84         6.80        8.99         6.98        8.31       11.21
      23         7.44        8.90        11.99           6.06         7.07        9.36         7.25        8.64       11.63
      24         7.73        9.24        12.45           6.32         7.37        9.75         7.52        8.97       12.08
      25         8.03        9.60        12.93           6.57         7.67       10.17         7.82        9.33       12.56
      26         8.53       10.22        13.75           7.00         8.18       10.85         8.32        9.93       13.35
      27         9.09       10.88        14.65           7.46         8.71       11.59         8.85       10.58       14.22
      28         9.66       11.59        15.60           7.94         9.29       12.36         9.42       11.27       15.15
      29        10.30       12.35        16.61           8.46         9.92       13.20        10.04       12.00       16.15
      30        10.95       13.15        17.70           9.01        10.57       14.09        10.69       12.80       17.22
      31        11.66       14.02        18.90           9.61        11.27       15.05        11.37       13.63       18.37
      32        12.42       14.94        20.15          10.23        12.01       16.05        12.11       14.54       19.60
      33        13.23       15.93        21.50          10.89        12.80       17.14        12.91       15.49       20.92
      34        14.08       16.97        22.96          11.60        13.65       18.30        13.74       16.52       22.34
      35        15.00       18.11        24.53          12.34        14.54       19.54        14.63       17.61       23.85
      36        15.60       18.84        25.58          12.82        15.11       20.35        15.22       18.33       24.88
      37        16.23       19.62        26.68          13.32        15.72       21.21        15.81       19.09       25.87
      38        16.89       20.44        27.80          13.85        16.36       22.11        16.45       19.87       26.78
      39        17.58       21.32        28.81          14.41        17.01       23.04        17.12       20.71       27.67
      40        18.31       22.23        29.87          14.98        17.71       24.03        17.82       21.60       28.75


                                                         -----------------------
A P P E N D I C E S                                      P R O S P E C T U S 129
                                                         -----------------------

--------------------------------------------------------------------------------

           First Year Surrender Charge Rates per $1,000 of Face Amount

                            Male                                    Female                               Unisex
              ---------------------------------       ---------------------------------     --------------------------------
              Preferred                               Preferred                             Preferred
      Age       Plus      Preferred    Standard         Plus       Preferred   Standard       Plus      Preferred   Standard
     -----    ---------   ---------    --------       ---------    ---------   --------     ---------   ---------   --------
      41        19.06       23.18        31.06          15.57        18.44       25.06        18.56       22.52       29.79
      42        19.85       24.19        32.13          16.18        19.19       26.06        19.33       23.50       30.89
      43        20.69       25.24        33.45          16.83        19.97       26.88        20.14       24.51       32.12
      44        21.56       26.36        34.81          17.51        20.79       27.84        21.00       25.57       33.33
      45        22.49       27.53        36.26          18.22        21.65       28.78        21.88       26.69       34.61
      46        22.76       27.90        37.65          18.40        21.90       29.68        22.14       27.06       36.03
      47        23.03       28.28        39.23          18.58        22.14       30.40        22.40       27.42       37.38
      48        23.27       28.62        40.22          18.73        22.34       30.74        22.62       27.73       38.92
      49        23.48       28.93        40.82          18.88        22.53       31.06        22.82       28.03       39.47
      50        23.66       29.20        41.37          18.98        22.69       31.35        23.00       28.28       39.98
      51        23.81       29.44        41.87          19.07        22.82       31.59        23.14       28.50       40.45
      52        23.93       29.63        42.32          19.14        22.93       31.80        23.25       28.67       40.86
      53        24.02       29.78        42.71          19.16        22.99       31.95        23.32       28.82       41.21
      54        24.04       29.87        43.04          19.15        23.00       32.04        23.34       28.89       41.50
      55        24.04       29.91        43.29          19.10        22.98       32.07        23.32       28.92       41.71
      56        24.96       31.11        45.23          19.79        23.84       33.36        24.21       30.07       43.56
      57        25.92       32.37        47.28          20.52        24.73       34.69        25.14       31.27       45.49
      58        26.93       33.68        49.42          21.27        25.66       36.07        26.11       32.52       47.53
      59        27.99       35.05        51.68          22.06        26.64       37.52        27.13       33.84       49.66
      60        29.10       36.50        54.03          22.90        27.66       39.02        28.20       35.22       51.89
      61        30.25       37.99        54.09          23.77        28.73       40.60        29.31       36.64       51.91
      62        31.46       39.55        54.24          24.67        29.85       42.24        30.47       38.14       52.01
      63        32.73       41.18        54.21          25.64        31.01       43.95        31.69       39.70       51.96
      64        34.06       42.88        53.98          26.65        32.26       45.76        32.98       41.33       51.71
      65        35.47       44.67        53.85          27.74        33.56       47.64        34.33       43.04       51.56
      66        36.19       45.59        54.21          28.29        34.23       48.61        35.02       43.92       51.88
      67        37.09       46.73        54.43          29.01        35.08       49.84        35.89       45.02       52.07
      68        37.79       47.62        54.48          29.57        35.76       50.82        36.57       45.86       52.12
      69        38.44       48.43        54.32          30.12        36.43       51.78        37.21       46.65       51.96
      70        39.30       49.50        53.94          30.85        37.30       53.04        38.05       47.69       51.59
      71        39.89       50.19        54.23          31.39        37.94       53.96        38.62       48.37       51.89
      72        40.42       50.82        54.37          31.91        38.56       54.86        39.15       48.99       52.05
      73        41.17       51.71        54.35          32.62        39.42       54.95        39.89       49.88       52.05
      74        41.59       52.19        54.14          33.09        39.98       54.79        40.31       50.37       51.89
      75        41.91       52.55        53.73          33.50        40.49       54.52        40.65       50.75       51.53
      76        42.48       53.21        53.08          34.13        41.24       54.46        41.23       51.42       50.95
      77        42.64       53.33        52.15          34.44        41.59       54.15        41.41       51.58       50.10
      78        42.65       53.28        50.90          34.65        41.82       54.38        41.45       51.56       48.95
      79        42.92       53.53        49.28          35.07        42.30       54.26        41.75       51.85       47.44
      80        42.67       53.08        47.27          35.08        42.24       54.18        41.53       51.46       45.55

-----------------------
130 P R O S P E C T U S                            P A R K  A V E N U E  L I F E
-----------------------

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

     Under Article VIII of GIAC's By-Laws, as supplemented by Section 3.2 of GIAC's Certificate of Incorporation, any past or present director or officer of GIAC (including persons who serve at GIAC's request or for its benefit as directors or officers of another corporation, or as its representative in a partnership, joint venture, trust or other enterprise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by such Covered Person in connection with any action, suit or proceeding to which such Covered Person may be a party or otherwise involved by reason of being or having been a Covered Person. However, this provision does not protect a Covered Person against any liability to either GIAC or its stockholder to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office. This provision does protect a director of GIAC against any liability to GIAC or its stockholder for monetary damages or for breach of fiduciary duty as a director of GIAC, except for liability (i) for any breach of the director's duty of loyalty to GIAC or its stockholder, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived an improper personal benefit.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                      REPRESENTATION PURSUANT TO SECTION 26

GIAC hereby presents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Cross-reference to items required by Form N-8B-2.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation pursuant to Section 26 of The Investment Company Act of 1940.

     The signatures.

     Written consents of the following persons:
     Richard T. Potter, Jr., Esq.
     Charles G. Fisher

     PricewaterhouseCoopers LLP

     The following exhibits:


     1.A   (1)       Resolution of the Board of Directors of The Guardian
                     Insurance & Annuity Company, Inc. establishing The
                     Guardian Separate Account M.*
           (2)       Not Applicable.
           (3)(a), (b)
           and (c)   Form of Distribution Agreements.**
           (4)       Not Applicable.
           (5)       Specimen of the Flexible Premium Adjustable Variable Whole
                     Life Insurance Policy.***
           (6)(a)    Certificate of Incorporation of The Guardian Insurance &
                     Annuity Company, Inc.*
           (6)(b)    By-laws of The Guardian Insurance & Annuity Company, Inc.*
           (7)       Not Applicable.
           (8)       Amended and Restated Agreement for Services and
                     Reimbursement Therefor between The Guardian Life Insurance
                     Company of America and The Guardian Insurance & Annuity
                     Company, Inc.*
           (9)       Not Applicable.
           (10)      Form of Application for the Flexible Premium Adjustable
                     Variable Whole Life Policy.*
           (11)(a)   Memorandum on the Policy's Issuance, Transfer and
                     Redemption Procedures and on the Method of Computing Cash
                     Adjustments upon Exchange of the Policy.***

     2.    See Exhibit 1.A(5).
     3. (a)Opinion of Richard T. Potter, Jr., Esq.**
     3. (b)Consent of Richard T. Potter, Jr., Esq.
     4.    None.
     5.    Not Applicable.
     6.    Opinion and Consent of Charles G. Fisher, F.S.A.
     7.    Consent of PriceWaterhouseCoopers LLP
     8. Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.*

----------
* Incorporated by reference to the Registration Statement on Form S-6 filed by the Registrant on September 16, 1997 (Registration No. 333-35681)
** Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 filed by the Registrant on April 28, 1998 (Registration No. 333-35681)
*** Incorporated by reference to Pre-effective Amendment No. 1 to Form S-6 filed by the Registrant on January 21, 1998 (Registration No. 333-35681).

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account M, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of April, 1999.



                                  THE GUARDIAN SEPARATE ACCOUNT M
                                        (Name of Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)


                                  By:    s/ John M. Smith
                                     -------------------------------------
                                              JOHN M. SMITH
                                        EXECUTIVE VICE PRESIDENT


     Attest:   /s/ Sheri L. Kocen
            ---------------------------------
                SHERI L. KOCEN
                COUNSEL

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


       s/ Joseph D. Sargent*          President, Chief Executive Officer
-----------------------------------   and Director
         Joseph D. Sargent
   (Principal Executive Officer)

        s/ Frank J. Jones*            Executive Vice President, Chief Investment
-----------------------------------   Officer and Director
          Frank J. Jones
   (Principal Financial Officer)

        s/ Edward K. Kane*            Executive Vice President,
-----------------------------------   and Director
          Edward K. Kane

         s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)


         s/ John M. Smith             Executive Vice President and Director
-----------------------------------
          John M. Smith


       s/ Philip H. Dutter*           Director
-----------------------------------
         Philip H. Dutter


       s/ Arthur V. Ferrara*          Director
-----------------------------------
         Arthur V. Ferrara


          s/ Leo R. Futia*            Director
-----------------------------------
           Leo R. Futia

      s/ Peter L. Hutchings*          Director
-----------------------------------
        Peter L. Hutchings

       s/ William C. Warren*          Director
-----------------------------------
         William C. Warren


    *By:     s/ John M. Smith                               Date: April 28, 1999
      ---------------------------------
              John M. Smith
         Executive Vice President
      Pursuant to Power of Attorney

                         THE GUARDIAN SEPARATE ACCOUNT M

                                  EXHIBIT INDEX

Exhibit
Number                       Description                                   Page*

3.(b)          Consent of Richard T. Potter, Esq.
6.             Opinion and Consent of Charles G. Fisher, F.S.A.
7.             Consent of PricewaterhouseCoopers LLP